================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                    FORM N-Q

                               -----------------

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
               (Exact name of registrant as specified in charter)

                               -----------------

               6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
               6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                    Date of reporting period: July 31, 2013

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                                 JULY 31, 2013
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS
   U.S. Large Company Portfolio...............................................   2
   U.S. Large Cap Value Portfolio II..........................................  14
   U.S. Large Cap Value Portfolio III.........................................  15
   LWAS/DFA U.S. High Book to Market Portfolio................................  16
   DFA International Value Portfolio..........................................  17
   DFA International Value Portfolio II.......................................  18
   DFA International Value Portfolio III......................................  19
   DFA International Value Portfolio IV.......................................  20
   Tax-Managed U.S. Marketwide Value Portfolio II.............................  21
   Emerging Markets Portfolio II..............................................  22
   LWAS/DFA Two-Year Fixed Income Portfolio...................................  23
   LWAS/DFA Two-Year Government Portfolio.....................................  26
   Global Equity Portfolio....................................................  28
   Global Allocation 60/40 Portfolio..........................................  30
   Global Allocation 25/75 Portfolio..........................................  32

NOTES TO SCHEDULE OF INVESTMENTS
   Organization...............................................................  34
   Security Valuation.........................................................  34
   Financial Instruments......................................................  35
   Federal Tax Cost...........................................................  36
   Recently Issued Accounting Standards.......................................  36
   Other......................................................................  36
   Subsequent Event Evaluations...............................................  37

THE DFA INVESTMENT TRUST COMPANY

SCHEDULE OF INVESTMENTS
   The U.S. Large Cap Value Series............................................  38
   The DFA International Value Series.........................................  45
   The Emerging Markets Series................................................  58
   The Tax-Managed U.S. Marketwide Value Series...............................  81

NOTES TO SCHEDULE OF INVESTMENTS
   Organization............................................................... 107
   Security Valuation......................................................... 107
   Financial Instruments...................................................... 108
   Federal Tax Cost........................................................... 108
   Recently Issued Accounting Standards....................................... 108
   Other...................................................................... 109
   Subsequent Event Evaluations............................................... 109

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations

   ADR      American Depositary Receipt
   FNMA     Federal National Mortgage Association
   GDR      Global Depositary Receipt
   LLC      Limited Liability Company
   NVDR     Non-Voting Depositary Receipt
   P.L.C.   Public Limited Company

Investment Footnotes

   +        See Security Valuation Note within the Notes to Schedules of
            Investments.
   ++       Securities have generally been fair valued. See Security Valuation
            Note within the Notes to Schedules of
            Investments.
   *        Non-Income Producing Securities.
   #        Total or Partial Securities on Loan.
   @        Security purchased with cash proceeds from Securities on Loan.
   ^^       See Federal Tax Cost Note within the Notes to Schedules of
            Investments.
   o        Security is being fair valued as of July 31, 2013.
   --       Amounts designated as -- are either zero or rounded to zero.
   (r)      The adjustable/variable rate shown is effective as of July 31,
            2013.
   ++       Security segregated as collateral for the Open Futures Contracts.
   (S)      Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                            SHARES     VALUE+
                                                           --------- -----------
COMMON STOCKS -- (95.6%)
Consumer Discretionary -- (11.7%)
   Abercrombie & Fitch Co. Class A........................    24,284 $ 1,211,043
  *Amazon.com, Inc........................................   112,889  34,004,425
  *AutoNation, Inc........................................    12,033     576,381
  *AutoZone, Inc..........................................    11,261   5,051,459
  *Bed Bath & Beyond, Inc.................................    67,754   5,181,148
   Best Buy Co., Inc......................................    83,220   2,504,090
  *BorgWarner, Inc........................................    35,818   3,418,112
   Cablevision Systems Corp. Class A......................    67,057   1,253,295
  *CarMax, Inc............................................    69,606   3,413,478
   Carnival Corp..........................................   137,628   5,096,365
   CBS Corp. Class B......................................   176,880   9,346,339
  *Chipotle Mexican Grill, Inc............................     9,581   3,949,959
   Coach, Inc.............................................    87,098   4,627,517
   Comcast Corp. Class A..................................   816,279  36,797,857
   Darden Restaurants, Inc................................    40,237   1,973,625
  #Delphi Automotive P.L.C................................    90,126   4,841,569
  *DIRECTV................................................   173,134  10,954,188
  *Discovery Communications, Inc. Class A.................    75,854   6,047,081
  *Dollar General Corp....................................    93,363   5,104,159
  *Dollar Tree, Inc.......................................    69,380   3,722,237
  #DR Horton, Inc.........................................    86,903   1,746,750
   Expedia, Inc...........................................    28,903   1,362,198
  #Family Dollar Stores, Inc..............................    29,574   2,033,508
   Ford Motor Co.......................................... 1,218,556  20,569,225
  *Fossil Group, Inc......................................    16,367   1,798,733
  #GameStop Corp. Class A.................................    36,886   1,809,627
   Gannett Co., Inc.......................................    70,947   1,827,595
   Gap, Inc. (The)........................................    89,877   4,125,354
  #Garmin, Ltd............................................    33,948   1,360,636
  *General Motors Co......................................   238,621   8,559,335
  #Genuine Parts Co.......................................    48,034   3,938,308
  *Goodyear Tire & Rubber Co. (The).......................    76,105   1,407,943
   H&R Block, Inc.........................................    84,410   2,653,006
   Harley-Davidson, Inc...................................    69,475   3,944,096
  #Harman International Industries, Inc...................    21,062   1,274,883
  #Hasbro, Inc............................................    35,690   1,641,740
   Home Depot, Inc. (The).................................   452,802  35,784,942
   International Game Technology..........................    80,715   1,490,806
   Interpublic Group of Cos., Inc. (The)..................   132,789   2,184,379
 #*JC Penney Co., Inc.....................................    44,385     648,021
   Johnson Controls, Inc..................................   212,328   8,537,709
  #Kohl's Corp............................................    63,156   3,346,005
   L Brands, Inc..........................................    74,451   4,152,132
  #Leggett & Platt, Inc...................................    44,292   1,391,212
  #Lennar Corp. Class A...................................    51,285   1,737,023
   Lowe's Cos., Inc.......................................   332,416  14,819,105
   Macy's, Inc............................................   118,920   5,748,593
   Marriott International, Inc. Class A...................    74,256   3,086,822
   Mattel, Inc............................................   107,062   4,499,816
   McDonald's Corp........................................   310,760  30,479,341
 #*Netflix, Inc...........................................    17,402   4,249,916

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Discretionary -- (Continued)
   Newell Rubbermaid, Inc................................    89,426 $  2,416,291
  *News Corp. Class A....................................   154,249    2,457,187
   NIKE, Inc.............................................   224,364   14,116,983
  #Nordstrom, Inc........................................    46,094    2,822,797
  *O'Reilly Automotive, Inc..............................    34,242    4,289,153
  #Omnicom Group, Inc....................................    80,152    5,151,369
   PetSmart, Inc.........................................    32,024    2,344,797
  *priceline.com, Inc....................................    15,987   13,999,336
  *PulteGroup, Inc.......................................   105,701    1,757,808
   PVH Corp..............................................    25,120    3,310,565
   Ralph Lauren Corp.....................................    18,877    3,436,747
   Ross Stores, Inc......................................    68,132    4,596,866
  #Scripps Networks Interactive, Inc. Class A............    26,353    1,865,002
  #Staples, Inc..........................................   205,793    3,502,597
   Starbucks Corp........................................   232,074   16,532,952
   Starwood Hotels & Resorts Worldwide, Inc..............    60,307    3,989,308
   Target Corp...........................................   198,908   14,172,195
   Tiffany & Co..........................................    37,172    2,955,546
   Time Warner Cable, Inc................................    90,188   10,287,745
   Time Warner, Inc......................................   288,945   17,989,716
   TJX Cos., Inc.........................................   223,107   11,610,488
  *TripAdvisor, Inc......................................    34,219    2,567,109
   Twenty-First Century Fox, Inc. Class A................   616,997   18,435,870
  *Urban Outfitters, Inc.................................    34,158    1,453,764
   VF Corp...............................................    27,158    5,350,126
   Viacom, Inc. Class B..................................   138,284   10,062,927
   Walt Disney Co. (The).................................   558,238   36,090,087
  #Washington Post Co. (The) Class B.....................     1,402      753,379
   Whirlpool Corp........................................    24,538    3,286,620
   Wyndham Worldwide Corp................................    42,115    2,623,764
  #Wynn Resorts, Ltd.....................................    24,733    3,292,704
   Yum! Brands, Inc......................................   139,435   10,167,600
                                                                    ------------
Total Consumer Discretionary.............................            568,972,484
                                                                    ------------
Consumer Staples -- (9.9%)
   Altria Group, Inc.....................................   622,624   21,829,197
   Archer-Daniels-Midland Co.............................   204,279    7,450,055
   Avon Products, Inc....................................   134,248    3,068,909
   Beam, Inc.............................................    49,870    3,241,051
  #Brown-Forman Corp. Class B............................    47,011    3,408,768
  #Campbell Soup Co......................................    55,327    2,589,304
  #Clorox Co. (The)......................................    40,811    3,507,297
   Coca-Cola Co. (The)................................... 1,187,257   47,585,261
   Coca-Cola Enterprises, Inc............................    79,848    2,997,494
   Colgate-Palmolive Co..................................   271,773   16,271,050
   ConAgra Foods, Inc....................................   129,197    4,678,223
  *Constellation Brands, Inc. Class A....................    47,768    2,488,235
   Costco Wholesale Corp.................................   135,358   15,876,140
   CVS Caremark Corp.....................................   379,524   23,336,931
   Dr Pepper Snapple Group, Inc..........................    63,249    2,956,258
  #Estee Lauder Cos., Inc. (The) Class A.................    74,539    4,893,485
   General Mills, Inc....................................   199,824   10,390,848
  #Hershey Co. (The).....................................    46,463    4,407,945

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Staples -- (Continued)
   Hormel Foods Corp.....................................    41,866 $  1,773,025
   JM Smucker Co. (The)..................................    33,246    3,740,840
   Kellogg Co............................................    78,659    5,210,372
   Kimberly-Clark Corp...................................   119,215   11,778,442
   Kraft Foods Group, Inc................................   184,268   10,425,883
   Kroger Co. (The)......................................   161,203    6,330,442
   Lorillard, Inc........................................   117,092    4,979,923
  #McCormick & Co., Inc..................................    40,886    2,927,847
   Mead Johnson Nutrition Co.............................    62,760    4,571,438
  #Molson Coors Brewing Co. Class B......................    48,677    2,436,771
   Mondelez International, Inc. Class A..................   553,127   17,296,281
 #*Monster Beverage Corp.................................    44,755    2,729,608
   PepsiCo, Inc..........................................   479,343   40,044,314
   Philip Morris International, Inc......................   506,957   45,210,425
   Procter & Gamble Co. (The)............................   849,557   68,219,427
  #Reynolds American, Inc................................    98,681    4,877,802
  #Safeway, Inc..........................................    74,733    1,927,364
  #Sysco Corp............................................   183,962    6,348,529
   Tyson Foods, Inc. Class A.............................    87,991    2,430,311
   Wal-Mart Stores, Inc..................................   507,835   39,580,660
   Walgreen Co...........................................   267,259   13,429,765
   Whole Foods Market, Inc...............................   106,918    5,942,502
                                                                    ------------
Total Consumer Staples...................................            483,188,422
                                                                    ------------
Energy -- (10.1%)
   Anadarko Petroleum Corp...............................   155,441   13,759,637
   Apache Corp...........................................   121,463    9,747,406
   Baker Hughes, Inc.....................................   136,952    6,495,633
   Cabot Oil & Gas Corp..................................    65,325    4,952,942
  *Cameron International Corp............................    76,886    4,559,340
   Chesapeake Energy Corp................................   160,850    3,747,805
   Chevron Corp..........................................   601,025   75,663,037
   ConocoPhillips........................................   378,987   24,581,097
   CONSOL Energy, Inc....................................    70,867    2,199,003
  *Denbury Resources, Inc................................   115,669    2,024,208
   Devon Energy Corp.....................................   117,038    6,438,260
  #Diamond Offshore Drilling, Inc........................    21,548    1,453,197
   Ensco P.L.C. Class A..................................    72,212    4,140,636
   EOG Resources, Inc....................................    84,336   12,270,045
   EQT Corp..............................................    46,630    4,033,495
   Exxon Mobil Corp...................................... 1,378,244  129,210,375
  *FMC Technologies, Inc.................................    73,520    3,918,616
   Halliburton Co........................................   288,903   13,055,527
  #Helmerich & Payne, Inc................................    32,985    2,084,652
   Hess Corp.............................................    92,578    6,893,358
   Kinder Morgan, Inc....................................   195,840    7,394,918
   Marathon Oil Corp.....................................   219,711    7,988,692
   Marathon Petroleum Corp...............................   100,673    7,382,351
   Murphy Oil Corp.......................................    56,236    3,808,302
   Nabors Industries, Ltd................................    91,322    1,405,446
   National Oilwell Varco, Inc...........................   132,444    9,293,595
  *Newfield Exploration Co...............................    41,983    1,032,782
   Noble Corp............................................    78,507    2,998,967

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Energy -- (Continued)
   Noble Energy, Inc.....................................   111,324 $  6,956,637
   Occidental Petroleum Corp.............................   249,725   22,238,011
  #Peabody Energy Corp...................................    83,576    1,384,019
   Phillips 66...........................................   191,943   11,804,494
   Pioneer Natural Resources Co..........................    42,334    6,551,610
   QEP Resources, Inc....................................    55,566    1,694,207
   Range Resources Corp..................................    50,547    3,998,268
  *Rowan Cos. P.L.C. Class A.............................    38,497    1,322,372
   Schlumberger, Ltd.....................................   412,089   33,515,198
  *Southwestern Energy Co................................   108,958    4,226,481
  #Spectra Energy Corp...................................   207,430    7,465,406
   Tesoro Corp...........................................    42,098    2,393,271
   Valero Energy Corp....................................   169,046    6,046,775
   Williams Cos., Inc. (The).............................   211,613    7,230,816
  *WPX Energy, Inc.......................................    62,065    1,192,269
                                                                    ------------
Total Energy.............................................            490,553,156
                                                                    ------------
Financials -- (16.0%)
   ACE, Ltd..............................................   105,443    9,635,381
   Aflac, Inc............................................   144,515    8,913,685
   Allstate Corp. (The)..................................   145,265    7,405,610
   American Express Co...................................   296,273   21,856,059
  *American International Group, Inc.....................   457,622   20,826,377
   American Tower Corp...................................   122,587    8,677,934
   Ameriprise Financial, Inc.............................    62,467    5,559,563
   Aon P.L.C.............................................    95,819    6,467,783
   Apartment Investment & Management Co. Class A.........    45,226    1,328,740
   Assurant, Inc.........................................    23,864    1,292,474
   AvalonBay Communities, Inc............................    37,697    5,101,912
   Bank of America Corp.................................. 3,341,596   48,787,302
   Bank of New York Mellon Corp. (The)...................   359,765   11,314,609
   BB&T Corp.............................................   217,502    7,762,646
  *Berkshire Hathaway, Inc. Class B......................   565,466   65,520,545
  #BlackRock, Inc........................................    38,696   10,910,724
   Boston Properties, Inc................................    47,035    5,030,393
   Capital One Financial Corp............................   181,072   12,497,589
  *CBRE Group, Inc. Class A..............................    94,129    2,180,969
   Charles Schwab Corp. (The)............................   341,209    7,537,307
   Chubb Corp. (The).....................................    80,335    6,948,978
   Cincinnati Financial Corp.............................    45,553    2,232,097
   Citigroup, Inc........................................   943,203   49,178,604
   CME Group, Inc........................................    95,215    7,044,006
   Comerica, Inc.........................................    57,854    2,461,109
   Discover Financial Services...........................   152,016    7,526,312
 #*E*TRADE Financial Corp................................    88,910    1,324,759
   Equity Residential....................................    99,357    5,563,992
   Fifth Third Bancorp...................................   271,113    5,213,503
   Franklin Resources, Inc...............................   128,508    6,281,471
  *Genworth Financial, Inc. Class A......................   152,843    1,985,431
   Goldman Sachs Group, Inc. (The).......................   133,594   21,913,424
   Hartford Financial Services Group, Inc................   141,311    4,360,857
   HCP, Inc..............................................   140,877    6,180,274
   Health Care REIT, Inc.................................    88,165    5,685,761

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Financials -- (Continued)
   Host Hotels & Resorts, Inc............................   230,842 $  4,122,838
   Hudson City Bancorp, Inc..............................   147,351    1,408,676
   Huntington Bancshares, Inc............................   259,989    2,222,906
 #*IntercontinentalExchange, Inc.........................    22,556    4,115,342
   Invesco, Ltd..........................................   137,826    4,436,619
   JPMorgan Chase & Co................................... 1,171,587   65,292,544
   KeyCorp...............................................   285,329    3,506,693
   Kimco Realty Corp.....................................   126,701    2,857,108
   Legg Mason, Inc.......................................    34,557    1,188,415
   Leucadia National Corp................................    91,454    2,453,711
   Lincoln National Corp.................................    83,214    3,467,527
   Loews Corp............................................    95,247    4,338,501
  #M&T Bank Corp.........................................    37,989    4,439,395
   Macerich Co. (The)....................................    42,620    2,644,571
   Marsh & McLennan Cos., Inc............................   170,621    7,143,901
   McGraw-Hill Cos., Inc. (The)..........................    84,962    5,255,749
   MetLife, Inc..........................................   339,420   16,434,716
   Moody's Corp..........................................    60,109    4,073,587
   Morgan Stanley........................................   425,303   11,572,495
   NASDAQ OMX Group, Inc. (The)..........................    36,487    1,182,179
   Northern Trust Corp...................................    67,482    3,950,396
   NYSE Euronext.........................................    75,322    3,175,576
  #People's United Financial, Inc........................   105,090    1,576,350
  #Plum Creek Timber Co., Inc............................    50,475    2,462,171
   PNC Financial Services Group, Inc. (The)..............   164,105   12,480,185
  #Principal Financial Group, Inc........................    85,493    3,706,976
   Progressive Corp. (The)...............................   171,787    4,468,180
   Prologis, Inc.........................................   154,434    5,924,088
   Prudential Financial, Inc.............................   144,445   11,406,822
   Public Storage........................................    44,747    7,124,617
   Regions Financial Corp................................   438,104    4,385,421
   Simon Property Group, Inc.............................    96,350   15,421,781
   SLM Corp..............................................   137,691    3,402,345
   State Street Corp.....................................   141,368    9,849,109
   SunTrust Banks, Inc...................................   167,060    5,812,017
  #T Rowe Price Group, Inc...............................    80,386    6,048,243
  #Torchmark Corp........................................    28,667    2,037,650
   Travelers Cos., Inc. (The)............................   116,678    9,748,447
   U.S. Bancorp..........................................   573,333   21,396,788
   Unum Group............................................    82,738    2,617,830
   Ventas, Inc...........................................    90,872    5,973,925
   Vornado Realty Trust..................................    52,728    4,471,862
   Wells Fargo & Co...................................... 1,526,801   66,415,843
   Weyerhaeuser Co.......................................   178,749    5,076,472
   XL Group P.L.C........................................    89,799    2,815,199
   Zions BanCorp.........................................    57,111    1,692,770
                                                                    ------------
Total Financials.........................................            778,106,716
                                                                    ------------
Health Care -- (12.4%)
   Abbott Laboratories...................................   483,201   17,699,653
   AbbVie, Inc...........................................   490,908   22,326,496
  *Actavis, Inc..........................................    39,597    5,316,689
   Aetna, Inc............................................   117,244    7,523,547

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Health Care -- (Continued)
   Agilent Technologies, Inc.............................   106,777 $  4,776,135
  *Alexion Pharmaceuticals, Inc..........................    60,489    7,030,636
   Allergan, Inc.........................................    91,875    8,371,650
   AmerisourceBergen Corp................................    71,574    4,170,617
   Amgen, Inc............................................   232,470   25,174,176
   Baxter International, Inc.............................   167,988   12,269,844
  #Becton Dickinson and Co...............................    60,211    6,245,085
  *Biogen Idec, Inc......................................    73,579   16,049,787
  *Boston Scientific Corp................................   418,177    4,566,493
   Bristol-Myers Squibb Co...............................   509,142   22,015,300
   Cardinal Health, Inc..................................   105,954    5,307,236
  *CareFusion Corp.......................................    68,133    2,627,890
  *Celgene Corp..........................................   129,295   18,988,264
  *Cerner Corp...........................................    90,570    4,437,930
   Cigna Corp............................................    88,440    6,883,285
   Covidien P.L.C........................................   145,833    8,987,688
   CR Bard, Inc..........................................    23,200    2,658,720
  *DaVita HealthCare Partners, Inc.......................    26,235    3,054,016
   DENTSPLY International, Inc...........................    44,413    1,904,429
 #*Edwards Lifesciences Corp.............................    35,014    2,499,299
   Eli Lilly & Co........................................   307,296   16,320,491
  *Express Scripts Holding Co............................   253,037   16,586,575
  *Forest Laboratories, Inc..............................    72,740    3,168,554
  *Gilead Sciences, Inc..................................   472,814   29,054,420
 #*Hospira, Inc..........................................    51,296    2,087,747
   Humana, Inc...........................................    48,820    4,455,313
  *Intuitive Surgical, Inc...............................    12,448    4,829,824
   Johnson & Johnson.....................................   870,670   81,407,645
 #*Laboratory Corp. of America Holdings..................    28,816    2,787,660
  *Life Technologies Corp................................    53,407    3,984,162
   McKesson Corp.........................................    70,242    8,615,884
   Medtronic, Inc........................................   313,490   17,317,188
   Merck & Co., Inc......................................   935,989   45,086,590
  *Mylan, Inc............................................   118,126    3,964,309
   Patterson Cos., Inc...................................    25,927    1,060,155
   PerkinElmer, Inc......................................    34,696    1,182,787
   Perrigo Co............................................    27,399    3,408,162
   Pfizer, Inc........................................... 2,068,492   60,462,021
   Quest Diagnostics, Inc................................    48,984    2,856,257
  *Regeneron Pharmaceuticals, Inc........................    23,675    6,393,671
   St Jude Medical, Inc..................................    87,833    4,601,571
   Stryker Corp..........................................    89,061    6,275,238
  *Tenet Healthcare Corp.................................    32,081    1,432,417
   Thermo Fisher Scientific, Inc.........................   111,256   10,136,534
   UnitedHealth Group, Inc...............................   316,170   23,032,985
 #*Varian Medical Systems, Inc...........................    33,608    2,436,580
  *Waters Corp...........................................    26,561    2,681,067
   WellPoint, Inc........................................    93,103    7,965,893
   Zimmer Holdings, Inc..................................    52,186    4,356,487
   Zoetis, Inc...........................................   154,985    4,620,092
                                                                    ------------
Total Health Care........................................            603,453,144
                                                                    ------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                           --------- -----------
Industrials -- (9.8%)
   3M Co..................................................   196,824 $23,113,042
   ADT Corp. (The)........................................    67,817   2,718,105
   Avery Dennison Corp....................................    30,867   1,380,681
   Boeing Co. (The).......................................   211,651  22,244,520
   Caterpillar, Inc.......................................   203,800  16,897,058
  #CH Robinson Worldwide, Inc.............................    49,767   2,967,109
  #Cintas Corp............................................    32,280   1,533,623
   CSX Corp...............................................   316,776   7,859,213
   Cummins, Inc...........................................    54,695   6,628,487
   Danaher Corp...........................................   180,363  12,145,644
   Deere & Co.............................................   120,281   9,991,743
   Dover Corp.............................................    53,036   4,542,003
  #Dun & Bradstreet Corp. (The)...........................    12,381   1,283,043
   Eaton Corp. P.L.C......................................   146,645  10,111,173
   Emerson Electric Co....................................   222,825  13,674,770
   Equifax, Inc...........................................    37,385   2,363,854
   Expeditors International of Washington, Inc............    64,042   2,582,173
   Fastenal Co............................................    83,680   4,101,157
   FedEx Corp.............................................    91,344   9,682,464
   Flowserve Corp.........................................    44,316   2,511,831
   Fluor Corp.............................................    50,484   3,158,279
   General Dynamics Corp..................................   102,908   8,782,169
   General Electric Co.................................... 3,205,129  78,108,994
   Honeywell International, Inc...........................   243,879  20,237,079
  #Illinois Tool Works, Inc...............................   128,450   9,253,538
   Ingersoll-Rand P.L.C...................................    86,161   5,260,129
   Iron Mountain, Inc.....................................    52,008   1,445,822
  *Jacobs Engineering Group, Inc..........................    40,542   2,400,086
  #Joy Global, Inc........................................    32,937   1,630,381
   Kansas City Southern...................................    34,152   3,679,878
   L-3 Communications Holdings, Inc.......................    27,896   2,598,512
  #Lockheed Martin Corp...................................    82,432   9,901,732
   Masco Corp.............................................   110,618   2,269,881
   Nielsen Holdings NV....................................    64,909   2,169,259
   Norfolk Southern Corp..................................    97,667   7,145,318
   Northrop Grumman Corp..................................    72,895   6,710,714
   PACCAR, Inc............................................   109,642   6,169,555
   Pall Corp..............................................    34,583   2,419,427
   Parker Hannifin Corp...................................    46,263   4,778,043
   Pentair, Ltd...........................................    63,327   3,868,013
  #Pitney Bowes, Inc......................................    62,450   1,031,050
   Precision Castparts Corp...............................    45,358  10,056,776
  *Quanta Services, Inc...................................    66,004   1,769,567
   Raytheon Co............................................   100,619   7,228,469
   Republic Services, Inc.................................    91,987   3,119,279
   Robert Half International, Inc.........................    43,253   1,610,742
  #Rockwell Automation, Inc...............................    43,289   4,192,540
  #Rockwell Collins, Inc..................................    42,053   2,992,912
   Roper Industries, Inc..................................    30,692   3,865,964
   Ryder System, Inc......................................    16,093     995,191
   Snap-on, Inc...........................................    18,062   1,713,181
   Southwest Airlines Co..................................   223,890   3,096,399
   Stanley Black & Decker, Inc............................    50,188   4,246,909

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Industrials -- (Continued)
  *Stericycle, Inc.......................................    26,743 $  3,100,583
   Textron, Inc..........................................    86,126    2,358,130
   Tyco International, Ltd...............................   143,826    5,006,583
   Union Pacific Corp....................................   144,687   22,945,911
   United Parcel Service, Inc. Class B...................   220,234   19,116,311
   United Technologies Corp..............................   262,158   27,676,020
   Waste Management, Inc.................................   136,078    5,719,358
   WW Grainger, Inc......................................    18,537    4,859,289
   Xylem, Inc............................................    57,433    1,431,805
                                                                    ------------
Total Industrials........................................            478,451,471
                                                                    ------------
Information Technology -- (16.9%)
   Accenture P.L.C. Class A..............................   201,504   14,873,010
  *Adobe Systems, Inc....................................   155,584    7,356,012
 #*Advanced Micro Devices, Inc...........................   188,248      709,695
  *Akamai Technologies, Inc..............................    55,081    2,599,823
   Altera Corp...........................................    99,233    3,528,725
   Amphenol Corp. Class A................................    49,539    3,891,784
   Analog Devices, Inc...................................    95,521    4,714,917
 ++Apple, Inc............................................   290,952  131,655,780
   Applied Materials, Inc................................   372,460    6,074,823
  *Autodesk, Inc.........................................    69,680    2,465,975
   Automatic Data Processing, Inc........................   150,404   10,842,624
  *BMC Software, Inc.....................................    41,056    1,887,344
   Broadcom Corp. Class A................................   162,832    4,489,278
   CA, Inc...............................................   102,669    3,053,376
   Cisco Systems, Inc.................................... 1,656,584   42,325,721
  *Citrix Systems, Inc...................................    58,002    4,177,304
  *Cognizant Technology Solutions Corp. Class A..........    93,491    6,767,814
   Computer Sciences Corp................................    46,566    2,219,336
   Corning, Inc..........................................   457,233    6,945,369
   Dell, Inc.............................................   454,931    5,763,976
  *eBay, Inc.............................................   362,048   18,714,261
  *Electronic Arts, Inc..................................    93,806    2,450,213
   EMC Corp..............................................   651,197   17,028,802
  *F5 Networks, Inc......................................    24,425    2,143,538
   Fidelity National Information Services, Inc...........    90,855    3,921,302
 #*First Solar, Inc......................................    20,593    1,013,999
  *Fiserv, Inc...........................................    41,275    3,972,306
   FLIR Systems, Inc.....................................    43,979    1,427,998
  *Google, Inc. Class A..................................    83,298   73,935,305
   Harris Corp...........................................    33,966    1,938,440
   Hewlett-Packard Co....................................   597,793   15,351,324
   Intel Corp............................................ 1,540,861   35,902,061
   International Business Machines Corp..................   323,071   63,011,768
  #Intuit, Inc...........................................    86,514    5,529,975
   Jabil Circuit, Inc....................................    57,159    1,314,085
  *JDS Uniphase Corp.....................................    73,317    1,075,560
  *Juniper Networks, Inc.................................   156,922    3,400,500
   KLA-Tencor Corp.......................................    51,419    3,014,696
  *Lam Research Corp.....................................    50,436    2,482,460
  #Linear Technology Corp................................    72,301    2,932,529
  *LSI Corp..............................................   170,346    1,325,292

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Information Technology -- (Continued)
   Mastercard, Inc. Class A..............................    32,406 $ 19,787,428
  #Microchip Technology, Inc.............................    61,107    2,428,392
  *Micron Technology, Inc................................   319,301    4,230,738
   Microsoft Corp........................................ 2,329,734   74,155,433
  #Molex, Inc............................................    42,962    1,281,556
   Motorola Solutions, Inc...............................    84,205    4,616,960
   NetApp, Inc...........................................   111,724    4,594,091
   NVIDIA Corp...........................................   179,136    2,584,932
   Oracle Corp........................................... 1,138,927   36,844,288
  #Paychex, Inc..........................................   100,389    3,959,342
   QUALCOMM, Inc.........................................   535,577   34,571,495
  *Red Hat, Inc..........................................    58,769    3,042,471
  #SAIC, Inc.............................................    88,120    1,347,355
  *Salesforce.com, Inc...................................   168,232    7,360,150
  *SanDisk Corp..........................................    75,424    4,157,371
  #Seagate Technology P.L.C..............................    98,914    4,046,572
   Symantec Corp.........................................   215,936    5,761,173
   TE Connectivity, Ltd..................................   128,769    6,572,370
  *Teradata Corp.........................................    50,648    2,994,310
 #*Teradyne, Inc.........................................    59,092      974,427
   Texas Instruments, Inc................................   343,804   13,477,117
   Total System Services, Inc............................    49,852    1,366,443
 #*VeriSign, Inc.........................................    46,725    2,235,324
   Visa, Inc. Class A....................................   157,093   27,807,032
   Western Digital Corp..................................    65,944    4,245,475
  #Western Union Co. (The)...............................   172,687    3,101,459
   Xerox Corp............................................   380,612    3,691,936
  #Xilinx, Inc...........................................    81,789    3,818,728
  *Yahoo!, Inc...........................................   295,313    8,295,342
                                                                    ------------
Total Information Technology.............................            821,578,810
                                                                    ------------
   Materials -- (3.2%)
   Air Products & Chemicals, Inc.........................    64,576    7,015,537
   Airgas, Inc...........................................    20,428    2,108,374
  #Alcoa, Inc............................................   331,480    2,635,266
  #Allegheny Technologies, Inc...........................    33,462      922,547
   Ball Corp.............................................    46,111    2,065,312
  #Bemis Co., Inc........................................    31,892    1,313,631
   CF Industries Holdings, Inc...........................    18,376    3,601,880
  #Cliffs Natural Resources, Inc.........................    47,454      925,828
   Dow Chemical Co. (The)................................   374,935   13,137,722
   Eastman Chemical Co...................................    48,050    3,864,661
   Ecolab, Inc...........................................    82,579    7,608,829
   EI du Pont de Nemours & Co............................   285,317   16,459,938
   FMC Corp..............................................    42,196    2,791,687
   Freeport-McMoRan Copper & Gold, Inc...................   321,814    9,100,900
   International Flavors & Fragrances, Inc...............    25,259    2,037,896
   International Paper Co................................   137,889    6,661,418
   LyondellBasell Industries NV Class A..................   117,736    8,089,641
   MeadWestvaco Corp.....................................    54,850    2,026,707
   Monsanto Co...........................................   165,473   16,345,423
   Mosaic Co. (The)......................................    85,780    3,524,700
   Newmont Mining Corp...................................   154,120    4,623,600

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Materials -- (Continued)
   Nucor Corp............................................    98,502 $  4,607,924
  *Owens-Illinois, Inc...................................    50,988    1,516,893
   PPG Industries, Inc...................................    44,215    7,093,855
  #Praxair, Inc..........................................    91,672   11,016,224
  #Sealed Air Corp.......................................    60,703    1,653,550
   Sherwin-Williams Co. (The)............................    26,541    4,622,646
  #Sigma-Aldrich Corp....................................    37,299    3,116,704
  #United States Steel Corp..............................    44,724      775,961
   Vulcan Materials Co...................................    40,281    1,900,458
                                                                    ------------
Total Materials..........................................            153,165,712
                                                                    ------------
Telecommunication Services -- (2.4%)
   AT&T, Inc............................................. 1,667,640   58,817,663
   CenturyLink, Inc......................................   188,786    6,767,978
  *Crown Castle International Corp.......................    90,871    6,383,688
  #Frontier Communications Corp..........................   309,273    1,348,430
   Verizon Communications, Inc...........................   886,861   43,881,882
  #Windstream Corp.......................................   183,738    1,534,212
                                                                    ------------
Total Telecommunication Services.........................            118,733,853
                                                                    ------------
Utilities -- (3.2%)
   AES Corp..............................................   192,066    2,389,301
   AGL Resources, Inc....................................    36,631    1,677,334
   Ameren Corp...........................................    75,208    2,693,198
   American Electric Power Co., Inc......................   150,658    6,982,998
  #CenterPoint Energy, Inc...............................   132,831    3,296,865
   CMS Energy Corp.......................................    82,369    2,305,508
  #Consolidated Edison, Inc..............................    90,787    5,438,141
   Dominion Resources, Inc...............................   179,061   10,620,108
   DTE Energy Co.........................................    53,919    3,812,073
   Duke Energy Corp......................................   218,757   15,531,747
   Edison International..................................   100,991    5,034,401
   Entergy Corp..........................................    55,231    3,728,093
   Exelon Corp...........................................   265,287    8,115,129
  #FirstEnergy Corp......................................   129,634    4,935,166
  #Integrys Energy Group, Inc............................    24,526    1,540,233
   NextEra Energy, Inc...................................   131,624   11,399,955
   NiSource, Inc.........................................    96,721    2,971,269
   Northeast Utilities...................................    97,522    4,330,952
   NRG Energy, Inc.......................................    99,961    2,680,954
   ONEOK, Inc............................................    63,886    3,382,764
  #Pepco Holdings, Inc...................................    77,052    1,583,419
   PG&E Corp.............................................   137,059    6,289,638
   Pinnacle West Capital Corp............................    34,080    2,007,312
   PPL Corp..............................................   196,015    6,227,397
  #Public Service Enterprise Group, Inc..................   156,834    5,299,421
   SCANA Corp............................................    43,240    2,244,588
   Sempra Energy.........................................    69,867    6,122,445
   Southern Co. (The)....................................   269,795   12,097,608
  #TECO Energy, Inc......................................    63,396    1,120,207
  #Wisconsin Energy Corp.................................    70,896    3,082,558

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES        VALUE+
                                                       ---------- --------------
Utilities -- (Continued)
   Xcel Energy, Inc...................................    154,128 $    4,616,134
                                                                  --------------
Total Utilities.......................................               153,556,916
                                                                  --------------
TOTAL COMMON STOCKS...................................             4,649,760,684
                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (1.8%)
   State Street Institutional Liquid Reserves......... 89,742,008     89,742,008
                                                                  --------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)
                                                       ----------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@DFA Short Term Investment Fund.................... 10,839,725    125,415,619
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,703,276,196)^^                                         $4,864,918,311
                                                                  ==============

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  568,972,484           --   --    $  568,972,484
   Consumer Staples...........    483,188,422           --   --       483,188,422
   Energy.....................    490,553,156           --   --       490,553,156
   Financials.................    778,106,716           --   --       778,106,716
   Health Care................    603,453,144           --   --       603,453,144
   Industrials................    478,451,471           --   --       478,451,471
   Information Technology.....    821,578,810           --   --       821,578,810
   Materials..................    153,165,712           --   --       153,165,712
   Telecommunication Services.    118,733,853           --   --       118,733,853
   Utilities..................    153,556,916           --   --       153,556,916
Temporary Cash Investments....     89,742,008           --   --        89,742,008
Securities Lending Collateral.             -- $125,415,619   --       125,415,619
Futures Contracts**...........      1,060,091           --   --         1,060,091
                               -------------- ------------   --    --------------
TOTAL......................... $4,740,562,783 $125,415,619   --    $4,865,978,402
                               ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       U.S. LARGE CAP VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                             VALUE+
                                                                          ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company.......................................................... $150,628,076
                                                                          ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $93,641,390)^^                                                 $150,628,076
                                                                          ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                            VALUE+
                                                                        --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company........................................................ $2,540,882,486
                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,582,326,640)^^                                            $2,540,882,486
                                                                        ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                             VALUE+
                                                                           -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment
  Trust Company........................................................... $66,591,221
                                                                           -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $34,834,837)^^                                                  $66,591,221
                                                                           ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                            VALUE+
                                                                        --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company............................................. $5,893,115,355
                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $5,162,420,904)^^                                            $5,893,115,355
                                                                        ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                             VALUE+
                                                                          ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment
  Trust Company.......................................................... $104,026,859
                                                                          ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $90,931,603)^^                                                 $104,026,859
                                                                          ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                            VALUE+
                                                                        --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company............................................. $1,549,810,355
                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,366,363,869)^^                                            $1,549,810,355
                                                                        ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO IV
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                             VALUE+
                                                                          ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA Investment
  Trust Company.......................................................... $249,611,225
                                                                          ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $214,100,198)^^                                                $249,611,225
                                                                          ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                            VALUE+
                                                                        --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The
  DFA Investment Trust Company......................................... $1,210,595,703
                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $751,263,489)^^                                              $1,210,595,703
                                                                        ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                             VALUE+
                                                                          ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust
  Company................................................................ $107,385,996
                                                                          ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $38,969,755)^^                                                 $107,385,996
                                                                          ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)     VALUE+
                                                             ------- -----------
AGENCY OBLIGATIONS -- (28.5%)
Federal Farm Credit Bank
   0.500%, 06/23/15......................................... $   500 $   501,371
Federal Home Loan Bank
   2.375%, 03/14/14.........................................  15,300  15,512,196
   2.500%, 06/13/14.........................................   2,300   2,346,506
   0.250%, 02/20/15.........................................   4,600   4,596,246
Federal National Mortgage Association
   2.750%, 03/13/14.........................................   1,000   1,016,182
   4.125%, 04/15/14.........................................   1,700   1,747,819
   1.125%, 06/27/14.........................................   1,200   1,210,706
                                                                     -----------
TOTAL AGENCY OBLIGATIONS....................................          26,931,026
                                                                     -----------
BONDS -- (66.8%)
Agence Francaise de Developpement
   1.250%, 06/09/14.........................................   2,000   2,014,260
Australia & New Zealand Banking Group, Ltd.
   3.700%, 01/13/15.........................................   1,500   1,558,563
Bank Nederlandse Gemeenten
   3.125%, 01/12/15.........................................     500     518,896
   1.375%, 03/23/15.........................................   1,000   1,014,660
   2.750%, 07/01/15.........................................     500     520,612
Bank of New York Mellon Corp. (The)
   2.950%, 06/18/15.........................................   1,000   1,040,136
Bank of Nova Scotia Floating Rate Note
 (r)0.624%, 08/01/14........................................   2,000   2,005,130
Berkshire Hathaway, Inc. Floating Rate Note
 (r)0.975%, 08/15/14........................................   1,500   1,509,387
British Columbia, Province of Canada
   2.850%, 06/15/15.........................................   2,000   2,089,090
Caisse d'Amortissement de la Dette Sociale
   3.500%, 07/01/14.........................................   1,000   1,027,922
   1.250%, 07/11/14.........................................   1,200   1,209,624
Commonwealth Bank of Australia
   3.750%, 10/15/14.........................................   1,500   1,557,006
   3.500%, 03/19/15.........................................     300     313,610
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
   1.875%, 12/15/14.........................................   2,000   2,029,032
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Floating
  Rate Note
 (r)0.648%, 01/17/14........................................     500     500,965
Council Of Europe Development Bank
   4.500%, 06/30/14.........................................   1,000   1,037,720
   2.750%, 02/10/15.........................................     900     931,661
Development Bank of Japan, Inc.
   2.875%, 04/20/15.........................................     500     520,125
EUROFIMA
   4.500%, 03/06/15.........................................   1,000   1,063,700
European Investment Bank
   4.750%, 10/15/14.........................................     900     946,703
   2.875%, 01/15/15.........................................   1,300   1,347,128
General Electric Capital Corp.
   4.875%, 03/04/15.........................................   2,000   2,127,318
JPMorgan Chase & Co.
   2.050%, 01/24/14.........................................   1,000   1,007,496
JPMorgan Chase & Co. Floating Rate Note
 (r)1.023%, 05/02/14........................................     700     703,265
KFW
   1.500%, 04/04/14.........................................   1,800   1,815,982
Kommunalbanken A.S.
   1.000%, 06/16/14.........................................   1,560   1,569,117
   1.000%, 02/09/15.........................................     500     504,409
   2.750%, 05/05/15.........................................     400     415,856
Kommunekredit
   0.750%, 09/02/14.........................................   1,000   1,003,894
Landwirtschaftliche Rentenbank
   4.000%, 02/02/15.........................................     500     526,234
Manitoba, Province of Canada
   1.375%, 04/28/14.........................................   1,000   1,007,862
   2.625%, 07/15/15.........................................   1,200   1,246,394
National Australia Bank, Ltd. Floating Rate Note
 (r)1.425%, 02/14/14........................................   2,000   2,012,704
Nederlandse Waterschapsbank NV
   1.375%, 05/16/14.........................................   1,800   1,813,718
   1.250%, 10/20/14.........................................     800     808,256
Nordea Bank AB
   3.700%, 11/13/14.........................................   2,000   2,071,898
Oesterreichische Kontrollbank AG
   1.375%, 01/21/14.........................................     500     502,595
Ontario, Province of Canada
   4.500%, 02/03/15.........................................     800     847,687
   2.950%, 02/05/15.........................................   1,300   1,348,086
Quebec, Province of Canada
   4.600%, 05/26/15.........................................   2,000   2,148,920
Royal Bank of Canada
   1.150%, 03/13/15.........................................     250     252,062
   0.550%, 05/01/15.........................................   2,000   1,998,864
Sanofi
   1.625%, 03/28/14.........................................   2,000   2,015,180
Societe Financement de l'Economie Francaise
   2.875%, 09/22/14.........................................     500     514,050
State of North Rhine-Westphalia
   1.625%, 09/17/14.........................................     500     506,248

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)      VALUE+
                                                          ---------- -----------
Svensk Exportkredit AB
   3.250%, 09/16/14...................................... $      700 $   723,047
Svenska Handelsbanken AB
   0.461%, 10/06/14......................................        300     300,177
Svenska Handelsbanken AB Floating Rate Note
 (r)0.776%, 08/30/13.....................................      2,000   2,000,964
Toronto-Dominion Bank (The) Floating Rate Note
 (r)0.453%, 05/01/15.....................................      2,250   2,250,391
Total Capital Canada, Ltd.
   1.625%, 01/28/14......................................      2,000   2,012,764
Toyota Motor Credit Corp.
   1.250%, 11/17/14......................................        645     650,990
   1.000%, 02/17/15......................................      1,200   1,209,653
Toyota Motor Credit Corp. Floating Rate Note
 (r) 0.443%, 12/05/14....................................        400     400,281
                                                                     -----------
TOTAL BONDS..............................................             63,072,292
                                                                     -----------
U.S. TREASURY OBLIGATIONS -- (1.1%)
U.S. Treasury Notes
   0.250%, 07/15/15......................................      1,000     998,711
                                                                     -----------
COMMERCIAL PAPER -- (1.8%)
Caisse des Depots et Consignations
   0.190%, 08/08/13......................................        700     699,984
   0.210%, 08/16/13......................................      1,000     999,944
                                                                     -----------
TOTAL COMMERCIAL PAPER...................................              1,699,928
                                                                     -----------

                                                            SHARES
                                                          ----------
TEMPORARY CASH INVESTMENTS -- (1.8%)
   State Street Institutional Liquid Reserves............  1,706,591   1,706,591
                                                                     -----------
TOTAL INVESTMENTS -- (100.0%)
(Cost $94,329,865)^^                                                 $94,408,548
                                                                     ===========

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -------------------------------------------
                                       LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                     ----------- ----------- ------- -----------
Agency Obligations..................          -- $26,931,026   --    $26,931,026
Bonds...............................          --  63,072,292   --     63,072,292
U.S. Treasury Obligations...........          --     998,711   --        998,711
Commercial Paper....................          --   1,699,928   --      1,699,928
Temporary Cash Investments.......... $ 1,706,591          --   --      1,706,591
                                     ----------- -----------   --    -----------
TOTAL............................... $ 1,706,591 $92,701,957   --    $94,408,548
                                     =========== ===========   ==    ===========

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT
                                                            (000)      VALUE+
                                                           -------- ------------
AGENCY OBLIGATIONS -- (70.4%)
Federal Farm Credit Bank
   0.500%, 06/23/15....................................... $    320 $    320,877
Federal Home Loan Bank
   0.875%, 12/12/14.......................................    7,670    7,735,164
   2.750%, 12/12/14.......................................      360      372,343
   0.250%, 01/16/15.......................................   10,000    9,999,760
   4.500%, 02/18/15.......................................   30,045   31,990,654
   2.750%, 03/13/15.......................................   47,390   49,248,968
                                                                    ------------
TOTAL AGENCY OBLIGATIONS..................................            99,667,766
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- (28.9%)
U.S. Treasury Notes
   1.875%, 06/30/15.......................................   39,485   40,669,550
   0.250%, 07/15/15.......................................      330      329,575
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS...........................            40,999,125
                                                                    ------------

                                                            SHARES
                                                           --------
TEMPORARY CASH INVESTMENTS -- (0.7%)
   State Street Institutional U.S. Government Money
     Market Fund..........................................  983,591      983,591
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $141,597,275)^^                                             $141,650,482
                                                                    ============

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ------------------------------------------
                                      LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                      -------- ------------ ------- ------------
Agency Obligations...................       -- $ 99,667,766   --    $ 99,667,766
U.S. Treasury Obligations............       --   40,999,125   --      40,999,125
Temporary Cash Investments........... $983,591           --   --         983,591
                                      -------- ------------   --    ------------
TOTAL................................ $983,591 $140,666,891   --    $141,650,482
                                      ======== ============   ==    ============

                            GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                                               SHARES       VALUE+
                                                                                             ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc........... 87,174,615 $1,299,773,517
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.... 64,625,779    739,965,168
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc........... 28,739,081    431,086,213
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group
  Inc....................................................................................... 12,428,279    230,793,139
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc...  1,437,360     40,016,114
Investment in The Canadian Small Company Series of The DFA Investment Trust Company.........                       594
                                                                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,958,059,920)                                                                               2,741,634,745
                                                                                                        --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves
  (Cost $1,620,994)                                                                           1,620,994      1,620,994
                                                                                                        --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,959,680,914)^^                                                                            $2,743,255,739
                                                                                                        ==============

GLOBAL EQUITY PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ----------------------------------------------
                                      LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                                   -------------- ------- ------- ---------------
Affiliated Investment Companies... $2,741,634,745   --      --    $ 2,741,634,745
Temporary Cash Investments........      1,620,994   --      --          1,620,994
                                   --------------   --      --    ---------------
TOTAL............................. $2,743,255,739   --      --    $ 2,743,255,739
                                   ==============   ==      ==    ===============

                       GLOBAL ALLOCATION 60/40 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                                                 SHARES       VALUE+
                                                                                               ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc............. 33,357,651 $  497,362,582
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc...... 23,895,606    273,604,684
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment
  Dimensions Group Inc........................................................................ 25,495,801    255,722,887
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group
  Inc......................................................................................... 15,770,402    170,478,045
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc............. 10,675,392    160,130,878
Investment in DFA Intermediate-Term Extended Quality Portfolio of DFA Investment Dimensions
  Group Inc...................................................................................  8,171,867     85,314,293
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc.........................................................................................  7,720,375     85,232,941
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc...  4,283,118     79,537,493
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group
  Inc.........................................................................................  3,626,307     42,790,422
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment
  Dimensions Group Inc........................................................................  4,173,406     42,610,479
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.....    496,400     13,819,784
                                                                                                          --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,425,075,066)                                                                                 1,706,604,488
                                                                                                          --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves
 (Cost $2,460,706)                                                                              2,460,706      2,460,706
                                                                                                          --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,427,535,772)^^                                                                              $1,709,065,194
                                                                                                          ==============

GLOBAL ALLOCATION 60/40 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ----------------------------------------------
                                      LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                                   -------------- ------- ------- ---------------
Affiliated Investment Companies... $1,706,604,488   --      --    $ 1,706,604,488
Temporary Cash Investments........      2,460,706   --      --          2,460,706
                                   --------------   --      --    ---------------
TOTAL............................. $1,709,065,194   --      --    $ 1,709,065,194
                                   ==============   ==      ==    ===============

                       GLOBAL ALLOCATION 25/75 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                                                                  SHARES      VALUE+
                                                                                                ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.1%)
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group
  Inc.......................................................................................... 15,231,308 $152,922,330
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group
  Inc.......................................................................................... 14,146,377  152,922,330
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc..............  4,044,982   60,310,675
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group
  Inc..........................................................................................  4,771,735   56,306,474
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.......  3,010,162   34,466,354
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions
  Group Inc....................................................................................  1,997,026   20,389,641
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc..............  1,344,988   20,174,820
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc....    573,063   10,641,777
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc......     72,152    2,008,722
                                                                                                           ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $467,338,634)                                                                                    510,143,123
                                                                                                           ------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
State Street Institutional Liquid Reserves
  (Cost $4,721,499)                                                                              4,721,499    4,721,499
                                                                                                           ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $472,060,133)^^                                                                                 $514,864,622
                                                                                                           ============

GLOBAL ALLOCATION 25/75 PORTFOLIO
CONTINUED


Summary of the Global Fund's investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ------------------------------------------
                                                            LEVEL 1    LEVEL 2 LEVEL 3     TOTAL
                                                          ------------ ------- ------- -------------
Affiliated Investment Companies.......................... $510,143,123   --      --    $ 510,143,123
Temporary Cash Investments...............................    4,721,499   --      --        4,721,499
                                                          ------------   --      --    -------------
TOTAL.................................................... $514,864,622   --      --    $ 514,864,622
                                                          ============   ==      ==    =============

ORGANIZATION

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2013, the Fund consisted of fifteen portfolios (the "Portfolios"), of which three are "Stand-alone Funds". Nine are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Each Feeder Fund primarily invests in a corresponding Series. Their investment reflects a proportionate interest in the net assets of their corresponding Series. These valuations are classified as Level 1 in the hierarchy.

Master Fund shares held by Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund"and collectively, the "Global Funds") are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Global Funds' investment in partnerships reflect their proportionate interest in the net assets of their corresponding partnerships. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These valuations are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2013, U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                   NUMBER            UNREALIZED APPROXIMATE
                                                       EXPIRATION    OF     CONTRACT    GAIN       CASH
                                    DESCRIPTION           DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                              ------------------------ ---------- --------- -------- ---------- -----------
U.S. Large Company Portfolio. S&P 500 (R) Emini Index    09/20/13      1136  $95,452     $1,060      $3,976

FEDERAL TAX COST

At July 31, 2013, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio..................................... $2,944,489,182
U.S. Large Cap Value Portfolio II................................     93,643,741
U.S. Large Cap Value Portfolio III...............................  1,582,364,969
LWAS/DFA U.S. High Book to Market Portfolio......................     34,836,274
DFA International Value Portfolio................................  5,166,094,426
DFA International Value Portfolio II.............................     90,996,839
DFA International Value Portfolio III............................  1,367,230,504
DFA International Value Portfolio IV.............................    214,274,112
Tax-Managed U.S. Marketwide Value Portfolio II...................    751,436,750
Emerging Markets Portfolio II....................................     38,990,629
LWAS/DFA Two-Year Fixed Income Portfolio.........................     94,329,865
LWAS/DFA Two-Year Government Portfolio...........................    141,597,275
Global Equity Portfolio..........................................  2,077,019,683
Global Allocation 60/40 Portfolio................................  1,438,796,655
Global Allocation 25/75 Portfolio................................    476,090,746

RECENTLY ISSUED ACCOUNTING STANDARDS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

The Portfolios subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                         SHARES       VALUE+
                                                       ---------- --------------
COMMON STOCKS -- (96.9%)
Consumer Discretionary -- (12.2%)
  #Autoliv, Inc.......................................     39,769 $    3,251,911
   Best Buy Co., Inc..................................     18,980        571,108
   Carnival Corp......................................  2,385,423     88,332,214
   CBS Corp. Class A..................................      7,236        386,041
   Comcast Corp. Class A.............................. 10,008,890    451,200,761
   Comcast Corp. Special Class A......................  3,843,964    165,713,288
   Dillard's, Inc. Class A............................    112,692      9,514,586
  #DR Horton, Inc.....................................    379,593      7,629,819
  #GameStop Corp. Class A.............................    598,147     29,345,092
   Gannett Co., Inc...................................    206,600      5,322,016
 #*General Motors Co..................................  2,958,409    106,118,131
 #*Hyatt Hotels Corp. Class A.........................     26,622      1,204,645
 #*JC Penney Co., Inc.................................  1,068,585     15,601,341
   Johnson Controls, Inc..............................    168,677      6,782,502
  #Kohl's Corp........................................    187,232      9,919,551
   Lear Corp..........................................     57,952      4,014,335
  #Lennar Corp. Class A...............................    203,031      6,876,660
   Lennar Corp. Class B...............................      4,312        117,502
  *Liberty Interactive Corp. Class A..................  2,586,058     63,254,979
  *Liberty Ventures Series A..........................    122,067     10,951,851
  *Madison Square Garden Co. (The) Class A............      5,030        296,619
 #*MGM Resorts International..........................  2,389,018     38,964,884
  *Mohawk Industries, Inc.............................    365,371     43,475,495
  *News Corp. Class A.................................    155,956      2,484,379
  *News Corp. Class B.................................     31,823        512,032
 #*Penn National Gaming, Inc..........................    286,620     14,328,134
   Royal Caribbean Cruises, Ltd.......................  1,043,290     39,738,916
 #*Sears Holdings Corp................................    530,407     24,292,641
   Service Corp. International/US.....................    219,283      4,159,799
  #Staples, Inc.......................................  1,418,648     24,145,389
   Time Warner Cable, Inc.............................  1,921,256    219,157,672
   Time Warner, Inc...................................  4,954,188    308,447,745
 #*Toll Brothers, Inc.................................    329,804     10,840,657
  *TRW Automotive Holdings Corp.......................     16,585      1,215,846
   Twenty-First Century Fox, Inc. Class A.............    623,826     18,639,921
   Twenty-First Century Fox, Inc. Class B.............    127,292      3,817,487
  #Washington Post Co. (The) Class B..................     32,261     17,335,771
   Whirlpool Corp.....................................     12,000      1,607,280
   Wyndham Worldwide Corp.............................        200         12,460
                                                                  --------------
Total Consumer Discretionary..........................             1,759,581,460
                                                                  --------------
Consumer Staples -- (7.3%)
   Archer-Daniels-Midland Co..........................  3,155,848    115,093,776
   Beam, Inc..........................................     69,924      4,544,361
   Bunge, Ltd.........................................    553,069     42,038,775
  *Constellation Brands, Inc. Class A.................    933,566     48,629,453
  *Constellation Brands, Inc. Class B.................        153          8,048
   CVS Caremark Corp..................................  6,399,483    393,504,209
  #JM Smucker Co. (The)...............................    539,640     60,720,293
  #Molson Coors Brewing Co. Class B...................    763,563     38,223,964
   Mondelez International, Inc. Class A...............  8,338,636    260,749,148

THE U.S. LARGE CAP VALUE SERIES
CONTINUED



                                                         SHARES       VALUE+
                                                        --------- --------------
Consumer Staples -- (Continued)
  #Safeway, Inc........................................ 1,082,518 $   27,918,139
 #*Smithfield Foods, Inc...............................   756,389     25,112,115
   Tyson Foods, Inc. Class A........................... 1,426,374     39,396,450
                                                                  --------------
Total Consumer Staples.................................            1,055,938,731
                                                                  --------------
Energy -- (18.8%)
   Anadarko Petroleum Corp............................. 2,484,468    219,925,107
   Apache Corp......................................... 1,292,850    103,751,212
 #*Atwood Oceanics, Inc................................     4,143        233,417
   Baker Hughes, Inc................................... 1,468,993     69,674,338
  #Chesapeake Energy Corp.............................. 3,251,150     75,751,795
   Chevron Corp........................................ 4,023,915    506,570,659
   Cimarex Energy Co...................................    44,015      3,364,066
   ConocoPhillips...................................... 6,077,526    394,188,336
  *Denbury Resources, Inc.............................. 1,418,579     24,825,133
   Devon Energy Corp................................... 1,356,192     74,604,122
  #Helmerich & Payne, Inc..............................   515,834     32,600,709
   Hess Corp........................................... 1,567,373    116,706,594
   HollyFrontier Corp..................................   271,670     12,374,569
   Marathon Oil Corp................................... 3,447,108    125,336,847
   Marathon Petroleum Corp............................. 1,791,952    131,403,840
  #Murphy Oil Corp.....................................   728,510     49,334,697
   Nabors Industries, Ltd.............................. 1,355,841     20,866,393
   National Oilwell Varco, Inc......................... 1,661,481    116,586,122
  *Newfield Exploration Co.............................    13,842        340,513
   Noble Corp..........................................   575,705     21,991,931
   Occidental Petroleum Corp........................... 1,357,073    120,847,351
   Patterson-UTI Energy, Inc...........................   732,485     14,481,228
  #Peabody Energy Corp.................................    99,715      1,651,280
   Phillips 66......................................... 2,926,797    179,998,015
   Pioneer Natural Resources Co........................   103,767     16,058,981
   QEP Resources, Inc..................................   436,302     13,302,848
  *Rowan Cos. P.L.C. Class A...........................   595,894     20,468,959
  *Superior Energy Services, Inc.......................    56,288      1,442,099
   Tesoro Corp.........................................   605,336     34,413,352
  #Tidewater, Inc......................................   227,025     13,392,205
   Transocean, Ltd..................................... 1,280,391     60,383,240
   Valero Energy Corp.................................. 2,806,975    100,405,496
 #*Weatherford International, Ltd...................... 1,184,215     16,531,641
  *Whiting Petroleum Corp..............................   151,243      7,784,477
                                                                  --------------
Total Energy...........................................            2,701,591,572
                                                                  --------------
Financials -- (25.0%)
  *Alleghany Corp......................................       666        268,984
   Allied World Assurance Co. Holdings AG..............   188,355     17,827,801
   Allstate Corp. (The)................................   374,736     19,104,041
  *American Capital, Ltd...............................   802,500     10,962,150
   American Financial Group, Inc.......................   491,543     25,407,858
  *American International Group, Inc................... 7,237,883    329,396,055
   American National Insurance Co......................    70,315      7,910,437
   Assurant, Inc.......................................   396,269     21,461,929
   Assured Guaranty, Ltd...............................    29,746        643,703

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                         SHARES       VALUE+
                                                       ---------- --------------
Financials -- (Continued)
   Axis Capital Holdings, Ltd.........................    613,817 $   26,737,868
   Bank of America Corp............................... 38,925,898    568,318,111
   Bank of New York Mellon Corp. (The)................  3,633,937    114,287,319
   Capital One Financial Corp.........................  1,565,964    108,082,835
   Citigroup, Inc..................................... 10,372,454    540,819,752
  #CME Group, Inc.....................................  1,599,345    118,319,543
   CNA Financial Corp.................................    606,106     21,522,824
  *E*TRADE Financial Corp.............................     76,389      1,138,196
   Everest Re Group, Ltd..............................    189,760     25,338,653
   First Niagara Financial Group, Inc.................     53,740        574,481
  *Genworth Financial, Inc. Class A...................  2,390,330     31,050,387
   Goldman Sachs Group, Inc. (The)....................    625,080    102,531,872
  #Hartford Financial Services Group, Inc.............  2,129,813     65,726,029
   Hudson City Bancorp, Inc...........................     71,664        685,108
   JPMorgan Chase & Co................................  4,114,966    229,327,055
   KeyCorp............................................  3,863,464     47,481,973
  #Legg Mason, Inc....................................    659,937     22,695,233
   Leucadia National Corp.............................     83,263      2,233,946
  #Lincoln National Corp..............................  1,442,787     60,120,934
   Loews Corp.........................................  2,050,343     93,393,124
  *Markel Corp........................................        240        127,200
   MetLife, Inc.......................................  4,759,859    230,472,373
   Morgan Stanley.....................................  6,759,966    183,938,675
   NASDAQ OMX Group, Inc. (The).......................    815,514     26,422,654
   NYSE Euronext......................................     44,674      1,883,456
   Old Republic International Corp....................  1,267,693     18,318,164
  #PartnerRe, Ltd.....................................    193,939     17,365,298
  #People's United Financial, Inc.....................    138,880      2,083,200
  #Principal Financial Group, Inc.....................    472,548     20,489,681
   Prudential Financial, Inc..........................  2,327,738    183,821,470
   Regions Financial Corp.............................  5,736,388     57,421,244
   Reinsurance Group of America, Inc..................    363,743     24,767,261
   SunTrust Banks, Inc................................  2,564,707     89,226,157
   Unum Group.........................................  1,374,339     43,484,086
  #Validus Holdings, Ltd..............................    162,943      5,773,070
   XL Group P.L.C.....................................  1,435,288     44,996,279
  #Zions BanCorp......................................    777,171     23,035,348
                                                                  --------------
Total Financials......................................             3,586,993,817
                                                                  --------------
Health Care -- (8.0%)
   Aetna, Inc.........................................  1,954,348    125,410,511
  *Bio-Rad Laboratories, Inc. Class A.................      1,222        149,072
 #*Boston Scientific Corp.............................  6,689,559     73,049,984
  *CareFusion Corp....................................    917,825     35,400,510
   Cigna Corp.........................................    360,321     28,043,783
   Community Health Systems, Inc......................     12,853        592,009
  *Express Scripts Holding Co.........................  1,006,098     65,949,724
  *Forest Laboratories, Inc...........................    437,448     19,055,235
  *Hologic, Inc.......................................  1,229,548     27,910,740
 #*Hospira, Inc.......................................     21,355        869,149
   Humana, Inc........................................    698,778     63,770,480
  *Life Technologies Corp.............................    112,073      8,360,646
  #Omnicare, Inc......................................    574,710     30,338,941

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                         SHARES       VALUE+
                                                       ---------- --------------
Health Care -- (Continued)
   PerkinElmer, Inc...................................    288,919 $    9,849,249
   Pfizer, Inc........................................  7,354,213    214,963,646
  #Teleflex, Inc......................................     91,713      7,284,764
   Thermo Fisher Scientific, Inc......................  1,932,026    176,026,889
   UnitedHealth Group, Inc............................    741,485     54,017,182
  #WellPoint, Inc.....................................  1,824,634    156,115,685
   Zoetis, Inc........................................  1,744,723     52,010,192
                                                                  --------------
Total Health Care.....................................             1,149,168,391
                                                                  --------------
Industrials -- (11.9%)
  #ADT Corp. (The)....................................    686,732     27,524,219
  *AECOM Technology Corp..............................      9,284        314,728
   AGCO Corp..........................................    253,578     14,263,762
   CNH Global NV......................................      6,633        311,685
   CSX Corp...........................................  5,517,066    136,878,407
   Eaton Corp. P.L.C..................................  1,456,642    100,435,466
 #*Engility Holdings, Inc.............................     53,762      1,752,104
   FedEx Corp.........................................    569,059     60,320,254
   Fortune Brands Home & Security, Inc................    639,935     26,435,715
   General Electric Co................................ 19,480,526    474,740,419
 #*Hertz Global Holdings, Inc.........................  1,017,021     26,045,908
 #*Jacobs Engineering Group, Inc......................    103,271      6,113,643
   KBR, Inc...........................................     40,646      1,271,407
   Kennametal, Inc....................................     20,362        882,489
   L-3 Communications Holdings, Inc...................    407,736     37,980,608
   Manpowergroup, Inc.................................     17,135      1,145,817
   Norfolk Southern Corp..............................  1,681,939    123,050,657
   Northrop Grumman Corp..............................  1,364,645    125,629,219
  *Owens Corning......................................    579,048     22,866,606
   Pentair, Ltd.......................................    496,227     30,309,545
 #*Quanta Services, Inc...............................    554,686     14,871,132
   Regal-Beloit Corp..................................      6,550        423,654
  #Republic Services, Inc.............................  1,137,001     38,555,704
   Southwest Airlines Co..............................  3,905,821     54,017,504
   SPX Corp...........................................     22,870      1,747,497
   Stanley Black & Decker, Inc........................    552,677     46,767,528
  #Trinity Industries, Inc............................     16,136        635,274
   Triumph Group, Inc.................................     82,311      6,458,121
   Union Pacific Corp.................................  1,891,022    299,897,179
 #*United Rentals, Inc................................     73,167      4,193,932
   URS Corp...........................................    378,541     17,602,156
 #*WESCO International, Inc...........................      7,079        536,447
                                                                  --------------
Total Industrials.....................................             1,703,978,786
                                                                  --------------
Information Technology -- (5.8%)
   Activision Blizzard, Inc...........................  2,620,144     47,110,189
   AOL, Inc...........................................     60,911      2,243,961
  *Arrow Electronics, Inc.............................    568,882     25,969,463
  *Avnet, Inc.........................................    711,662     26,808,308
   Computer Sciences Corp.............................    783,742     37,353,144
   Corning, Inc.......................................  4,807,349     73,023,631
   Fidelity National Information Services, Inc........  1,328,465     57,336,549

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                           SHARES      VALUE+
                                                         ---------- ------------
Information Technology -- (Continued)
 #*First Solar, Inc.....................................     23,146 $  1,139,709
   Hewlett-Packard Co...................................  8,874,116  227,887,299
  *Ingram Micro, Inc. Class A...........................    741,670   16,932,326
   Jabil Circuit, Inc...................................     21,310      489,917
  *Juniper Networks, Inc................................    547,475   11,863,783
  *Lam Research Corp....................................    152,965    7,528,937
   Marvell Technology Group, Ltd........................    150,218    1,948,328
  *Micron Technology, Inc...............................  3,654,213   48,418,322
  #Molex, Inc...........................................     12,162      362,793
   Molex, Inc. Class A..................................      1,663       41,708
  #NVIDIA Corp..........................................    427,944    6,175,232
  #SAIC, Inc............................................    146,538    2,240,566
  *SanDisk Corp.........................................    189,199   10,428,649
   Western Digital Corp.................................    902,209   58,084,215
   Xerox Corp...........................................  5,490,094   53,253,912
  *Yahoo!, Inc..........................................  4,116,468  115,631,586
                                                                    ------------
Total Information Technology............................             832,272,527
                                                                    ------------
Materials -- (3.0%)
  #Alcoa, Inc...........................................  5,212,834   41,442,030
   Ashland, Inc.........................................    376,837   32,724,525
   Cytec Industries, Inc................................     69,176    5,388,810
   Domtar Corp..........................................        736       51,159
   Freeport-McMoRan Copper & Gold, Inc..................  2,353,614   66,560,204
   International Paper Co...............................  2,212,961  106,908,146
   MeadWestvaco Corp....................................    848,260   31,343,207
   Mosaic Co. (The).....................................    407,332   16,737,272
   Newmont Mining Corp..................................    381,443   11,443,290
  #Nucor Corp...........................................    698,895   32,694,308
   Reliance Steel & Aluminum Co.........................    363,907   25,546,271
   Rock Tenn Co. Class A................................     95,019   10,865,423
   Sealed Air Corp......................................    290,374    7,909,788
   Steel Dynamics, Inc..................................    893,527   13,903,280
  #Vulcan Materials Co..................................    576,439   27,196,392
   Westlake Chemical Corp...............................      1,021      106,205
                                                                    ------------
Total Materials.........................................             430,820,310
                                                                    ------------
Telecommunication Services -- (4.6%)
   AT&T, Inc............................................ 14,480,089  510,712,739
  #CenturyLink, Inc.....................................  2,353,137   84,359,961
  #Frontier Communications Corp.........................  1,836,528    8,007,262
  *Sprint Corp..........................................  3,654,260   21,779,390
  #T-Mobile US, Inc.....................................    726,568   17,517,554
   Telephone & Data Systems, Inc........................    216,662    5,743,710
  #United States Cellular Corp..........................    261,250   10,374,238
  #Windstream Corp......................................     46,951      392,041
                                                                    ------------
Total Telecommunication Services........................             658,886,895
                                                                    ------------
Utilities -- (0.3%)
   NRG Energy, Inc......................................  1,633,752   43,817,228

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- ---------------
Utilities -- (Continued)
   UGI Corp..........................................     22,730 $       954,433
                                                                 ---------------
Total Utilities......................................                 44,771,661
                                                                 ---------------
TOTAL COMMON STOCKS..................................             13,924,004,150
                                                                 ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional Liquid Reserves........ 38,574,882      38,574,882
                                                                 ---------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (2.8%)
  (S)@DFA Short Term Investment Fund................. 35,107,573     406,194,625
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,444,015,477)^^                                        $14,368,773,657
                                                                 ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary....... $ 1,759,581,460           --   --    $ 1,759,581,460
   Consumer Staples.............   1,055,938,731           --   --      1,055,938,731
   Energy.......................   2,701,591,572           --   --      2,701,591,572
   Financials...................   3,586,993,817           --   --      3,586,993,817
   Health Care..................   1,149,168,391           --   --      1,149,168,391
   Industrials..................   1,703,978,786           --   --      1,703,978,786
   Information Technology.......     832,272,527           --   --        832,272,527
   Materials....................     430,820,310           --   --        430,820,310
   Telecommunication Services...     658,886,895           --   --        658,886,895
   Utilities....................      44,771,661           --   --         44,771,661
Temporary Cash Investments......      38,574,882           --   --         38,574,882
Securities Lending Collateral...              -- $406,194,625   --        406,194,625
                                 --------------- ------------   --    ---------------
TOTAL........................... $13,962,579,032 $406,194,625   --    $14,368,773,657
                                 =============== ============   ==    ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- ------------
COMMON STOCKS -- (92.5%)
AUSTRALIA -- (4.4%)
  *Alumina, Ltd.......................................... 4,215,679 $  3,669,252
 #*Alumina, Ltd. Sponsored ADR...........................   172,484      600,244
  #Amcor, Ltd. Sponsored ADR.............................     8,341      318,376
   Asciano, Ltd.......................................... 2,056,723    9,383,157
  #Bank of Queensland, Ltd...............................   623,979    5,334,747
  #Bendigo and Adelaide Bank, Ltd........................   903,546    8,667,947
  *BlueScope Steel, Ltd..................................   551,166    2,658,782
   Boral, Ltd............................................ 1,631,091    6,212,173
   Caltex Australia, Ltd.................................    18,966      318,828
   Downer EDI, Ltd.......................................   328,846    1,113,643
   Echo Entertainment Group, Ltd......................... 1,832,302    4,319,804
   GrainCorp, Ltd. Class A...............................   464,846    5,165,601
  #Harvey Norman Holdings, Ltd...........................   991,617    2,368,621
   Incitec Pivot, Ltd.................................... 4,149,937    9,806,713
   Lend Lease Group......................................   869,454    6,848,312
   Macquarie Group, Ltd..................................   735,198   28,976,978
   National Australia Bank, Ltd..........................   767,550   21,537,358
   New Hope Corp., Ltd...................................    58,484      197,730
   Newcrest Mining, Ltd..................................   868,938    9,571,243
   Origin Energy, Ltd.................................... 2,593,672   27,834,856
  #OZ Minerals, Ltd......................................   498,564    1,825,688
  #Primary Health Care, Ltd..............................   537,350    2,454,795
 #*Qantas Airways, Ltd................................... 2,850,317    3,226,950
   QBE Insurance Group, Ltd..............................   298,674    4,411,087
   Rio Tinto, Ltd........................................   120,548    6,234,292
   Santos, Ltd........................................... 2,262,235   27,758,874
  #Seven Group Holdings, Ltd.............................   361,999    2,256,851
   Seven West Media, Ltd.................................    46,084       88,551
  #Sims Metal Management, Ltd............................   209,772    1,688,257
  #Sims Metal Management, Ltd. Sponsored ADR.............   124,013      987,143
   Suncorp Group, Ltd.................................... 3,736,013   42,978,484
   Tabcorp Holdings, Ltd................................. 1,777,555    5,221,172
   Tatts Group, Ltd...................................... 3,356,237    9,620,832
  #Toll Holdings, Ltd.................................... 1,421,002    6,801,931
   Treasury Wine Estates, Ltd............................ 1,191,922    5,107,325
   Washington H Soul Pattinson & Co., Ltd................    87,756    1,064,626
   Wesfarmers, Ltd....................................... 2,657,382   96,854,740
                                                                    ------------
TOTAL AUSTRALIA..........................................            373,485,963
                                                                    ------------
AUSTRIA -- (0.2%)
   Erste Group Bank AG...................................   372,952   11,307,263
   OMV AG................................................    49,738    2,200,344
  #Raiffeisen Bank International AG......................    57,158    1,734,712
                                                                    ------------
TOTAL AUSTRIA............................................             15,242,319
                                                                    ------------
BELGIUM -- (1.2%)
   Ageas.................................................   508,017   20,348,770
  #Belgacom SA...........................................    52,454    1,283,909
   D'ieteren SA..........................................     1,857       84,261
  #Delhaize Group SA.....................................   235,124   15,513,705
   Delhaize Group SA Sponsored ADR.......................    52,900    3,490,871

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
BELGIUM -- (Continued)
   KBC Groep NV..........................................   421,447 $ 16,966,872
  #Solvay SA.............................................   180,191   24,425,648
  #UCB SA................................................   292,847   16,862,332
                                                                    ------------
TOTAL BELGIUM............................................             98,976,368
                                                                    ------------
CANADA -- (9.3%)
  #AuRico Gold, Inc......................................   218,257    1,010,530
   Barrick Gold Corp..................................... 1,551,822   26,334,419
  #Bell Aliant, Inc......................................    62,911    1,703,393
 #*BlackBerry, Ltd. (09228F103)..........................   477,288    4,214,453
 #*BlackBerry, Ltd. (BCBHZ31)............................   435,600    3,825,442
  #Bonavista Energy Corp.................................    21,356      267,808
   Cameco Corp. (13321L108)..............................   112,600    2,288,032
   Cameco Corp. (2166160)................................   506,586   10,288,564
   Canadian Natural Resources, Ltd. (136385101)..........   600,503   18,627,603
  #Canadian Natural Resources, Ltd. (2171573)............ 1,849,320   57,310,735
  #Canadian Tire Corp., Ltd. Class A.....................   214,347   17,640,689
  #Crescent Point Energy Corp............................   254,630    9,656,157
   Eldorado Gold Corp. (2307873).........................   175,726    1,387,536
   Eldorado Gold Corp. (284902103).......................   109,318      863,612
   Empire Co., Ltd.......................................    65,500    5,148,296
  #Enerplus Corp.........................................   399,798    6,496,571
   Ensign Energy Services, Inc...........................   452,198    7,867,567
   Fairfax Financial Holdings, Ltd.......................    54,622   21,697,766
   First Quantum Minerals, Ltd...........................   582,324    9,354,827
  #Genworth MI Canada, Inc...............................    84,524    2,354,427
   George Weston, Ltd....................................    61,442    5,208,004
   Goldcorp, Inc. (380956409)............................    23,874      673,963
   Goldcorp, Inc. (2676302).............................. 1,686,234   47,561,288
  #Husky Energy, Inc.....................................   839,318   24,188,310
   IAMGOLD Corp. (450913108).............................   573,940    2,973,009
  #IAMGOLD Corp. (2446646)...............................   231,424    1,194,185
   Industrial Alliance Insurance & Financial Services,
     Inc.................................................   168,485    6,778,113
   Kinross Gold Corp..................................... 2,678,826   13,927,496
  #Lightstream Resources, Ltd............................    62,701      511,571
  #Loblaw Cos., Ltd......................................   221,495   10,569,049
 #*Lundin Mining Corp....................................   737,610    2,908,500
   Magna International, Inc..............................   583,936   44,657,942
  #Manulife Financial Corp............................... 4,587,163   80,792,307
  *MEG Energy Corp.......................................    34,758    1,061,589
  *Osisko Mining Corp....................................     6,000       25,002
   Pacific Rubiales Energy Corp..........................   120,466    2,342,231
   Pan American Silver Corp. (697900108).................   118,576    1,513,030
   Pan American Silver Corp. (2669272)...................   131,923    1,673,602
  #Pengrowth Energy Corp.................................   695,258    4,007,329
  #Penn West Petroleum, Ltd.............................. 1,011,032   11,959,925
  #Precision Drilling Corp...............................   706,616    7,203,066
   Progressive Waste Solutions, Ltd......................    35,941      862,570
   Quebecor, Inc. Class B................................     3,954      181,551
  #Sun Life Financial, Inc............................... 1,446,869   46,853,143
   Suncor Energy, Inc.................................... 3,750,370  118,524,983
  #Talisman Energy, Inc.................................. 2,444,889   27,707,631
   Teck Resources, Ltd. Class A..........................     4,115      105,369

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
CANADA -- (Continued)
  #Teck Resources, Ltd. Class B.......................... 1,483,730 $ 34,756,639
  #Thomson Reuters Corp.................................. 1,557,384   53,070,237
  #TransAlta Corp........................................   602,148    8,295,584
  #Trican Well Service, Ltd..............................     6,065       89,283
  *Turquoise Hill Resources, Ltd. (900435108)............    63,691      256,675
  *Turquoise Hill Resources, Ltd. (B7WJ1F5)..............   136,558      546,445
  *Uranium One, Inc......................................   632,800    1,638,836
   West Fraser Timber Co., Ltd...........................    33,890    3,089,068
   Westjet Airlines, Ltd.................................     1,000       21,419
   Yamana Gold, Inc...................................... 1,425,140   14,888,280
                                                                    ------------
TOTAL CANADA.............................................            790,955,651
                                                                    ------------
DENMARK -- (1.3%)
   AP Moeller--Maersk A.S. Class A.......................       900    6,655,981
   AP Moeller--Maersk A.S. Class B.......................     3,855   30,229,608
   Carlsberg A.S. Class B................................   334,440   33,150,095
  *Danske Bank A.S....................................... 1,629,867   30,001,177
  #FLSmidth & Co. A.S....................................    23,118    1,096,853
   H Lundbeck A.S........................................   135,698    2,731,297
   Rockwool International A.S. Class A...................        62        9,798
   Rockwool International A.S. Class B...................     1,631      257,809
   TDC A.S............................................... 1,088,905    9,530,895
                                                                    ------------
TOTAL DENMARK............................................            113,663,513
                                                                    ------------
FINLAND -- (0.6%)
   Fortum Oyj............................................   179,136    3,543,235
   Kesko Oyj Class A.....................................       662       22,216
  #Kesko Oyj Class B.....................................   138,917    4,369,059
   Neste Oil Oyj.........................................    69,191      999,813
 #*Nokia Oyj............................................. 4,254,629   16,820,366
   Stora Enso Oyj Class R................................ 1,455,180   10,795,406
   Stora Enso Oyj Sponsored ADR..........................    91,500      674,355
   UPM-Kymmene Oyj....................................... 1,403,467   15,624,479
   UPM-Kymmene Oyj Sponsored ADR.........................    69,300      768,883
                                                                    ------------
TOTAL FINLAND............................................             53,617,812
                                                                    ------------
FRANCE -- (9.4%)
   AXA SA................................................ 4,004,754   88,270,456
   AXA SA Sponsored ADR..................................   140,900    3,109,663
   BNP Paribas SA........................................ 1,975,744  128,101,790
  #Bollore SA............................................    22,197   10,644,304
   Bouygues SA...........................................   305,569    8,947,654
   Cap Gemini SA.........................................   324,351   17,739,990
   Casino Guichard Perrachon SA..........................   142,758   14,700,721
   CGG Sponsored ADR.....................................   141,089    3,527,225
   Cie de St-Gobain...................................... 1,078,023   50,073,058
  *Cie Generale de Geophysique - Veritas.................   304,853    7,696,083
   Cie Generale des Etablissements Michelin..............   362,654   36,365,976
   CNP Assurances........................................   345,489    5,843,043
  *Credit Agricole SA.................................... 2,838,495   27,095,849
   Eiffage SA............................................    31,691    1,700,241
   Electricite de France SA..............................   498,285   14,606,238

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
FRANCE -- (Continued)
   Eramet................................................     5,005 $    440,889
   France Telecom SA..................................... 3,875,091   38,220,221
   GDF Suez.............................................. 3,247,971   68,123,944
   Groupe Eurotunnel SA..................................   746,306    5,854,903
   Lafarge SA............................................   505,082   32,309,574
   Lagardere SCA.........................................   243,906    7,728,600
   Natixis............................................... 2,034,211   10,394,710
   Renault SA............................................   500,585   39,440,818
   Rexel SA..............................................   267,968    6,517,616
   SCOR SE...............................................   195,156    6,219,039
   Societe Generale SA................................... 1,823,515   73,365,217
   STMicroelectronics NV................................. 1,542,301   13,212,918
   Thales SA.............................................    27,549    1,418,666
   Vallourec SA..........................................    53,821    3,179,013
   Vivendi SA............................................ 3,686,124   78,819,211
                                                                    ------------
TOTAL FRANCE.............................................            803,667,630
                                                                    ------------
GERMANY -- (8.3%)
   Allianz SE............................................   518,031   80,725,495
   Allianz SE ADR........................................ 2,811,910   43,668,962
   Bayerische Motoren Werke AG...........................   663,299   64,922,914
   Celesio AG............................................   108,168    2,444,431
  *Commerzbank AG........................................ 1,293,711   11,012,635
   Daimler AG............................................ 2,088,586  144,888,391
  #Deutsche Bank AG (D18190898)..........................   511,964   23,033,260
   Deutsche Bank AG (5750355)............................ 1,538,807   69,420,751
  *Deutsche Lufthansa AG.................................   464,311    9,304,664
   Deutsche Telekom AG................................... 2,186,066   26,582,507
  #Deutsche Telekom AG Sponsored ADR..................... 3,074,385   37,476,753
   E.ON SE............................................... 3,592,972   61,005,422
   Fraport AG Frankfurt Airport Services Worldwide.......    37,336    2,417,063
   HeidelbergCement AG...................................   243,824   18,784,332
   Hochtief AG...........................................     8,149      620,671
   Metro AG..............................................    30,139    1,039,961
   Muenchener Rueckversicherungs AG......................   395,244   78,484,686
   RWE AG................................................   392,339   11,816,994
   Volkswagen AG.........................................    62,518   14,206,983
  #Wacker Chemie AG......................................     1,454      141,840
                                                                    ------------
TOTAL GERMANY............................................            701,998,715
                                                                    ------------
GREECE -- (0.0%)
   Hellenic Petroleum SA.................................   334,517    3,287,801
  *National Bank of Greece SA............................    67,810      236,125
                                                                    ------------
TOTAL GREECE.............................................              3,523,926
                                                                    ------------
HONG KONG -- (2.3%)
   Cathay Pacific Airways, Ltd........................... 2,051,000    3,797,278
   Cheung Kong Holdings, Ltd.............................   750,000   10,517,536
 #*Foxconn International Holdings, Ltd................... 3,787,000    2,031,332
   Great Eagle Holdings, Ltd.............................   794,324    3,010,523
   Hang Lung Group, Ltd..................................    43,000      221,639
   Henderson Land Development Co., Ltd................... 3,700,470   23,047,043

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
HONG KONG -- (Continued)
   Hongkong & Shanghai Hotels (The).....................  1,903,131 $  2,866,367
   Hopewell Holdings, Ltd...............................  1,244,169    3,942,392
   Hutchison Whampoa, Ltd...............................  5,818,000   65,659,351
   Kerry Properties, Ltd................................    596,000    2,453,916
   New World Development Co., Ltd.......................  8,740,122   12,725,718
   Orient Overseas International, Ltd...................    488,000    2,710,323
   Shangri-La Asia, Ltd.................................     58,000       91,175
   Sino Land Co., Ltd...................................  1,174,000    1,656,224
   Sun Hung Kai Properties, Ltd.........................    654,000    8,735,013
   Wharf Holdings, Ltd..................................  3,550,990   30,510,721
   Wheelock & Co., Ltd..................................  3,482,000   18,085,557
                                                                    ------------
TOTAL HONG KONG.........................................             192,062,108
                                                                    ------------
IRELAND -- (0.1%)
  *Bank of Ireland......................................  2,856,177      643,562
   CRH P.L.C............................................    339,966    7,144,359
  #CRH P.L.C. Sponsored ADR.............................    238,866    5,042,461
                                                                    ------------
TOTAL IRELAND...........................................              12,830,382
                                                                    ------------
ISRAEL -- (0.3%)
  #Bank Hapoalim BM.....................................  2,961,906   14,163,727
  *Bank Leumi Le-Israel BM..............................  2,937,459    9,855,308
  *Israel Discount Bank, Ltd. Class A...................    381,656      649,522
   NICE Systems, Ltd. Sponsored ADR.....................      1,568       60,698
                                                                    ------------
TOTAL ISRAEL............................................              24,729,255
                                                                    ------------
ITALY -- (1.2%)
 #*Banca Monte dei Paschi di Siena SpA.................. 12,934,984    3,544,980
  *Banco Popolare.......................................  2,933,385    3,744,196
  *Fiat SpA.............................................    684,419    5,457,125
 #*Finmeccanica SpA.....................................    995,867    5,210,074
   Intesa Sanpaolo SpA..................................  9,982,247   19,041,595
   Telecom Italia SpA...................................  5,476,933    3,757,221
  #Telecom Italia SpA Sponsored ADR.....................  1,874,500   12,896,560
   UniCredit SpA........................................  8,189,815   44,735,264
   Unione di Banche Italiane SCPA.......................  1,854,721    7,906,176
                                                                    ------------
TOTAL ITALY.............................................             106,293,191
                                                                    ------------
JAPAN -- (18.4%)
   77 Bank, Ltd. (The)..................................    737,372    3,561,990
  #Aeon Co., Ltd........................................  1,886,800   25,932,354
   Aisin Seiki Co., Ltd.................................    131,900    5,225,159
   Alfresa Holdings Corp................................     85,700    4,251,473
   Amada Co., Ltd.......................................    821,000    5,890,191
   Aoyama Trading Co., Ltd..............................     10,200      254,484
   Asahi Glass Co., Ltd.................................  1,910,000   12,353,183
   Asahi Kasei Corp.....................................  2,700,000   17,075,385
  #Asatsu-DK, Inc.......................................     32,500      851,962
   Autobacs Seven Co., Ltd..............................    214,800    3,150,159
   Awa Bank, Ltd. (The).................................     65,600      343,095
   Azbil Corp...........................................     23,600      506,458
   Bank of Kyoto, Ltd. (The)............................    709,400    5,664,807

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   Bank of Yokohama, Ltd. (The).......................... 1,939,000 $10,627,085
   Brother Industries, Ltd...............................    87,600     972,621
  #Canon Marketing Japan, Inc............................   124,900   1,596,339
   Chiba Bank, Ltd. (The)................................ 1,189,000   8,226,094
   Chugoku Bank, Ltd. (The)..............................   391,800   5,087,320
   Citizen Holdings Co., Ltd.............................   511,000   2,917,524
   Coca-Cola West Co., Ltd...............................   109,007   2,117,400
   COMSYS Holdings Corp..................................   189,900   2,411,348
  *Cosmo Oil Co., Ltd.................................... 1,212,364   2,249,481
   Dai Nippon Printing Co., Ltd.......................... 1,815,000  16,151,539
   Dai-ichi Life Insurance Co., Ltd. (The)...............     3,338   4,543,668
   Daicel Corp...........................................   552,000   4,751,180
  #Daido Steel Co., Ltd..................................   463,000   2,680,944
   Denki Kagaku Kogyo KK.................................   592,000   2,181,390
   Ebara Corp............................................   413,000   2,266,433
   Fuji Electric Co., Ltd................................    12,000      44,832
   Fuji Media Holdings, Inc..............................     1,128   2,038,337
   FUJIFILM Holdings Corp................................ 1,327,000  29,075,273
   Fujitsu, Ltd.......................................... 3,968,000  15,190,279
   Fukuoka Financial Group, Inc.......................... 1,800,000   8,108,985
   Fukuyama Transporting Co., Ltd........................    75,000     456,669
   Furukawa Electric Co., Ltd............................   633,000   1,528,126
   Glory, Ltd............................................   119,600   2,803,234
   Gunma Bank, Ltd. (The)................................   921,397   5,208,957
   H2O Retailing Corp....................................   206,000   1,812,793
   Hachijuni Bank, Ltd. (The)............................   993,231   5,827,163
   Hakuhodo DY Holdings, Inc.............................    42,290   2,910,486
   Hankyu Hanshin Holdings, Inc..........................   849,000   4,856,737
   Higo Bank, Ltd. (The).................................   282,000   1,654,837
   Hiroshima Bank, Ltd. (The)............................   624,000   2,593,760
   Hitachi Capital Corp..................................   105,100   2,504,229
   Hitachi Chemical Co., Ltd.............................    96,500   1,623,667
   Hitachi High-Technologies Corp........................   139,900   3,049,114
   Hitachi Transport System, Ltd.........................    94,400   1,355,248
   Hokuhoku Financial Group, Inc......................... 2,620,000   4,938,272
   House Foods Corp......................................   148,300   2,382,671
   Ibiden Co., Ltd.......................................   223,200   3,326,446
   Idemitsu Kosan Co., Ltd...............................    51,124   4,257,552
   Inpex Corp............................................     3,338  14,594,749
   Isetan Mitsukoshi Holdings, Ltd.......................   884,200  12,194,158
   ITOCHU Corp........................................... 2,599,200  30,869,594
   Iyo Bank, Ltd. (The)..................................   551,000   5,255,840
   J Front Retailing Co., Ltd............................ 1,136,000   9,026,559
  #JFE Holdings, Inc..................................... 1,131,400  25,519,448
   Joyo Bank, Ltd. (The)................................. 1,376,000   7,401,755
   JTEKT Corp............................................   463,200   5,807,486
   JX Holdings, Inc...................................... 5,598,633  29,717,131
  #K's Holdings Corp.....................................    41,100   1,399,289
   Kagoshima Bank, Ltd. (The)............................   358,143   2,340,136
   Kajima Corp........................................... 1,544,000   5,425,910
   Kamigumi Co., Ltd.....................................   519,000   4,301,860
   Kaneka Corp...........................................   653,542   4,419,448
  #Kawasaki Kisen Kaisha, Ltd............................ 1,597,000   3,265,016

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
JAPAN -- (Continued)
   Keiyo Bank, Ltd. (The)...............................    418,000 $  2,193,305
   Kewpie Corp..........................................     47,400      729,756
   Kinden Corp..........................................    207,000    2,011,500
  *Kobe Steel, Ltd......................................  4,189,000    6,610,415
   Konica Minolta, Inc..................................    852,500    6,975,348
   Kurita Water Industries, Ltd.........................     13,500      275,292
   Kyocera Corp.........................................    344,200   34,880,739
   Kyocera Corp. Sponsored ADR..........................     13,600    1,382,440
   Kyowa Hakko Kirin Co., Ltd...........................    571,000    5,691,094
   Lintec Corp..........................................      5,100       96,162
  #LIXIL Group Corp.....................................    371,200    8,704,439
   Mabuchi Motor Co., Ltd...............................     20,400    1,058,351
   Maeda Road Construction Co., Ltd.....................     36,000      590,296
   Marubeni Corp........................................  3,657,000   25,389,271
   Marui Group Co., Ltd.................................    542,642    5,277,137
   Maruichi Steel Tube, Ltd.............................     74,700    1,797,182
   Medipal Holdings Corp................................    339,800    4,214,869
   MEIJI Holdings Co., Ltd..............................    135,895    6,374,795
   Mitsubishi Chemical Holdings Corp....................  3,885,000   18,229,085
   Mitsubishi Corp......................................  3,329,800   60,665,395
   Mitsubishi Gas Chemical Co., Inc.....................    948,000    7,007,800
   Mitsubishi Heavy Industries, Ltd.....................      2,000       10,739
   Mitsubishi Logistics Corp............................    184,000    2,680,519
   Mitsubishi Materials Corp............................  2,533,000    8,910,139
   Mitsubishi Tanabe Pharma Corp........................    465,600    6,271,961
   Mitsubishi UFJ Financial Group, Inc.................. 24,653,206  152,923,991
  #Mitsubishi UFJ Financial Group, Inc. ADR.............  4,781,372   29,883,575
   Mitsui & Co., Ltd....................................  3,926,400   52,592,715
   Mitsui & Co., Ltd. Sponsored ADR.....................     11,723    3,144,109
  #Mitsui Chemicals, Inc................................  1,861,800    4,301,108
   Mitsui Engineering & Shipbuilding Co., Ltd...........    620,000    1,098,382
   Mitsui Mining & Smelting Co., Ltd....................     69,030      154,627
  *Mitsui OSK Lines, Ltd................................  1,825,000    7,017,700
   Mizuho Financial Group, Inc.......................... 10,127,200   21,062,754
   Mizuho Financial Group, Inc. ADR.....................    205,757      860,064
   MS&AD Insurance Group Holdings.......................    806,853   20,882,387
   Nagase & Co., Ltd....................................    235,889    3,062,553
   Nanto Bank, Ltd. (The)...............................    319,000    1,216,424
   NEC Corp.............................................  5,425,101   12,260,772
   Nippo Corp...........................................     95,000    1,617,067
   Nippon Electric Glass Co., Ltd.......................    751,000    4,034,023
   Nippon Express Co., Ltd..............................  1,952,238    9,213,269
   Nippon Meat Packers, Inc.............................    429,536    6,609,798
  #Nippon Paper Industries Co., Ltd.....................    231,700    3,371,991
   Nippon Shokubai Co., Ltd.............................    256,000    2,645,477
   Nippon Steel & Sumitomo Metal Corp................... 15,695,940   45,537,498
   Nippon Television Holdings, Inc......................    123,800    2,238,467
  #Nippon Yusen KK......................................  3,062,000    8,477,647
   Nishi-Nippon City Bank, Ltd. (The)...................  1,412,569    3,640,684
  #Nissan Shatai Co., Ltd...............................    216,000    2,768,460
  #Nisshin Seifun Group, Inc............................    394,500    4,570,185
   Nisshin Steel Holdings Co., Ltd......................    143,100    1,247,746
   Nisshinbo Holdings, Inc..............................    305,000    2,347,453

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   NKSJ Holdings, Inc....................................   165,600 $ 4,154,287
   NOK Corp..............................................   168,120   2,674,309
 #*NTN Corp..............................................   798,000   2,612,152
   NTT DOCOMO, Inc.......................................    24,916  37,949,021
   NTT DOCOMO, Inc. Sponsored ADR........................     6,118      93,422
   Obayashi Corp......................................... 1,650,682   8,810,877
  #Oji Holdings Corp..................................... 1,997,000   8,507,734
   Onward Holdings Co., Ltd..............................   278,000   2,512,062
  *Panasonic Corp........................................ 1,929,417  17,116,561
  *Panasonic Corp. Sponsored ADR.........................   166,722   1,502,165
  #Pola Orbis Holdings, Inc..............................    33,500   1,172,518
   Rengo Co., Ltd........................................   421,000   2,133,012
   Ricoh Co., Ltd........................................ 1,666,000  18,702,861
  #Rohm Co., Ltd.........................................   230,500   8,886,132
   Sankyo Co., Ltd.......................................    74,800   3,303,054
   SBI Holdings, Inc.....................................    75,000     784,764
  #Seiko Epson Corp......................................   261,400   3,265,255
   Seino Holdings Co., Ltd...............................   295,000   2,645,775
   Sekisui Chemical Co., Ltd.............................   101,000   1,012,477
  #Sekisui House, Ltd.................................... 1,354,000  17,470,092
   Shiga Bank, Ltd. (The)................................   451,185   2,571,186
   Shimadzu Corp.........................................   102,000     803,335
   Shimizu Corp.......................................... 1,371,000   5,702,023
   Shizuoka Bank, Ltd. (The)............................. 1,051,000  11,365,761
  #Showa Denko KK........................................ 2,687,000   3,613,307
   Showa Shell Sekiyu KK.................................   366,900   3,379,426
   SKY Perfect JSAT Holdings, Inc........................     3,029   1,588,456
   Sohgo Security Services Co., Ltd......................    82,600   1,472,972
   Sojitz Corp........................................... 2,593,100   4,408,917
   Sony Corp.............................................   768,200  16,128,330
  #Sony Corp. Sponsored ADR.............................. 1,801,665  37,907,032
   Sumitomo Bakelite Co., Ltd............................   347,000   1,303,917
  #Sumitomo Chemical Co., Ltd............................ 2,451,000   8,056,953
   Sumitomo Corp......................................... 3,241,900  43,325,669
   Sumitomo Electric Industries, Ltd..................... 2,606,700  35,177,518
  #Sumitomo Forestry Co., Ltd............................   256,500   2,714,569
   Sumitomo Heavy Industries, Ltd........................   925,000   4,292,034
   Sumitomo Metal Mining Co., Ltd........................ 1,021,000  13,308,072
   Sumitomo Mitsui Financial Group, Inc..................   872,600  39,865,790
   Sumitomo Mitsui Trust Holdings, Inc................... 4,172,629  19,190,198
   Sumitomo Osaka Cement Co., Ltd........................   196,000     635,200
   Suzuken Co. Ltd/Aichi Japan...........................   149,300   4,666,421
   Suzuki Motor Corp.....................................   613,600  14,671,125
   Taisei Corp........................................... 2,110,703   8,215,949
   Taisho Pharmaceutical Holdings Co., Ltd...............    49,199   3,351,243
   Takashimaya Co., Ltd..................................   615,634   6,050,202
  #Takata Corp...........................................    19,200     400,993
   TDK Corp..............................................   218,300   7,860,674
   Teijin, Ltd........................................... 1,767,450   3,832,372
   Toho Holdings Co., Ltd................................    12,800     221,569
   Tokai Rika Co., Ltd...................................    74,400   1,602,344
   Tokyo Broadcasting System Holdings, Inc...............    85,300   1,127,878
   Toppan Printing Co., Ltd.............................. 1,312,000   8,903,807

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                        --------- --------------
JAPAN -- (Continued)
   Toshiba TEC Corp....................................    36,000 $      207,341
   Tosoh Corp.......................................... 1,044,000      3,696,331
   Toyo Seikan Group Holdings, Ltd.....................   346,349      5,723,065
   Toyobo Co., Ltd.....................................   664,000      1,034,460
   Toyoda Gosei Co., Ltd...............................    23,700        581,785
  #Toyota Tsusho Corp..................................   434,400     11,519,549
   Ube Industries, Ltd................................. 1,943,000      3,683,513
   UNY Group Holdings Co., Ltd.........................   393,050      2,523,736
   Ushio, Inc..........................................    43,400        532,481
   Wacoal Holdings Corp................................   179,000      1,814,882
   Yamada Denki Co., Ltd...............................   153,000      6,191,525
   Yamaguchi Financial Group, Inc......................   492,148      4,684,558
   Yamaha Corp.........................................   327,300      4,193,151
  #Yamato Kogyo Co., Ltd...............................    82,600      2,676,716
   Yamazaki Baking Co., Ltd............................   184,000      2,170,122
                                                                  --------------
TOTAL JAPAN............................................            1,563,993,054
                                                                  --------------
NETHERLANDS -- (3.1%)
   Aegon NV............................................ 3,831,576     29,523,670
   Akzo Nobel NV.......................................   448,015     27,313,585
  #ArcelorMittal....................................... 2,499,882     32,659,275
  *ING Groep NV........................................ 6,479,202     66,132,826
 #*ING Groep NV Sponsored ADR.......................... 1,297,167     13,192,188
   Koninklijke Ahold NV................................   256,354      4,223,389
   Koninklijke DSM NV..................................   461,993     32,468,436
   Koninklijke Philips Electronics NV (500472303)......     2,890         91,873
   Koninklijke Philips Electronics NV (5986622)........ 1,807,637     57,806,237
                                                                  --------------
TOTAL NETHERLANDS......................................              263,411,479
                                                                  --------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd.................   222,333        558,686
   Contact Energy, Ltd................................. 1,292,916      5,542,305
                                                                  --------------
TOTAL NEW ZEALAND......................................                6,100,991
                                                                  --------------
NORWAY -- (0.8%)
   Aker ASA Class A....................................    68,150      2,171,271
   Cermaq ASA..........................................    10,825        199,361
   DNB ASA............................................. 1,551,198     25,804,849
  #Norsk Hydro ASA..................................... 3,357,025     14,270,717
   Norsk Hydro ASA Sponsored ADR.......................    59,900        255,773
   Orkla ASA........................................... 1,105,266      8,536,027
   Stolt-Nielsen, Ltd..................................     8,425        196,481
  *Storebrand ASA...................................... 1,082,306      6,222,490
   Subsea 7 SA.........................................   590,207     11,224,630
   Wilh Wilhelmsen Holding ASA Class A.................       212          6,142
                                                                  --------------
TOTAL NORWAY...........................................               68,887,741
                                                                  --------------
PORTUGAL -- (0.1%)
  *Banco Espirito Santo SA............................. 2,631,973      2,562,743
   Cimpor Cimentos de Portugal SGPS SA.................    75,573        316,174

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
PORTUGAL -- (Continued)
  *EDP Renovaveis SA....................................    517,656 $  2,657,049
                                                                    ------------
TOTAL PORTUGAL..........................................               5,535,966
                                                                    ------------
SINGAPORE -- (1.2%)
   CapitaLand, Ltd......................................  9,878,000   25,058,454
   CapitaMalls Asia, Ltd................................  1,267,000    1,985,240
   DBS Group Holdings, Ltd..............................  1,172,308   15,384,096
  #Golden Agri-Resources, Ltd........................... 13,990,000    5,771,804
   Hutchison Port Holdings Trust........................  2,550,000    1,884,674
   Indofood Agri Resources, Ltd.........................    198,000      137,899
   Keppel Land, Ltd.....................................  1,214,000    3,517,088
 #*Neptune Orient Lines, Ltd............................  1,228,004    1,036,606
   Noble Group, Ltd.....................................  6,236,000    4,381,359
  #Olam International, Ltd..............................  1,546,000    2,062,093
  #Overseas Union Enterprise, Ltd.......................    405,000      901,263
   Singapore Airlines, Ltd..............................  1,585,600   12,606,187
  #Singapore Land, Ltd..................................    532,000    3,819,540
  #United Industrial Corp., Ltd.........................  2,152,000    5,124,225
   UOL Group, Ltd.......................................  1,376,600    7,561,130
   Venture Corp., Ltd...................................    307,000    1,768,283
   Wheelock Properties Singapore, Ltd...................    861,000    1,238,284
  #Wilmar International, Ltd............................  3,210,000    7,945,506
                                                                    ------------
TOTAL SINGAPORE.........................................             102,183,731
                                                                    ------------
SPAIN -- (2.0%)
  #Acciona SA...........................................    101,533    4,787,731
  #Banco de Sabadell SA.................................  5,307,715   10,869,207
 #*Banco Popular Espanol SA.............................  3,430,914   15,080,583
   Banco Santander SA...................................  8,573,138   62,720,274
  #Banco Santander SA Sponsored ADR.....................  1,426,911   10,444,989
  #CaixaBank............................................  2,901,900   10,703,828
   Iberdrola SA.........................................  6,680,243   36,966,046
   Repsol SA............................................    608,808   14,591,355
                                                                    ------------
TOTAL SPAIN.............................................             166,164,013
                                                                    ------------
SWEDEN -- (2.9%)
   Boliden AB...........................................    612,180    8,644,152
   Holmen AB Class A....................................      6,189      182,542
   Meda AB Class A......................................    280,396    3,282,384
   Nordea Bank AB.......................................  5,366,449   68,022,575
   Skandinaviska Enskilda Banken AB.....................     16,918      172,673
   Skandinaviska Enskilda Banken AB Class A.............  3,481,813   38,433,673
  #SSAB AB Class A......................................     51,620      335,684
   Svenska Cellulosa AB Class A.........................     66,476    1,757,549
   Svenska Cellulosa AB Class B.........................  1,348,669   35,675,948
   Telefonaktiebolaget LM Ericsson Class A..............     28,098      317,440
   Telefonaktiebolaget LM Ericsson Class B..............  4,713,081   55,710,063
   Telefonaktiebolaget LM Ericsson Sponsored ADR........    952,162   11,168,860
   TeliaSonera AB.......................................  3,717,354   26,886,969
   Volvo AB Class A.....................................      4,647       68,258
                                                                    ------------
TOTAL SWEDEN............................................             250,658,770
                                                                    ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
SWITZERLAND -- (7.4%)
   ABB, Ltd.............................................    820,669 $ 18,092,415
   Adecco SA............................................    358,259   22,777,884
  #Alpiq Holding AG.....................................      1,593      197,232
   Aryzta AG............................................    168,515   10,406,429
   Baloise Holding AG...................................    200,163   21,730,512
   Banque Cantonale Vaudoise............................        468      241,028
   Clariant AG..........................................    503,999    7,878,918
   Credit Suisse Group AG...............................  1,928,358   56,643,160
  #Credit Suisse Group AG Sponsored ADR.................  1,022,581   29,941,172
   Givaudan SA..........................................     14,257   19,843,602
   Holcim, Ltd..........................................    887,877   64,230,605
   Lonza Group AG.......................................      7,458      574,034
   Novartis AG..........................................     16,632    1,195,621
  #Novartis AG ADR......................................    506,359   36,260,368
   PSP Swiss Property AG................................     28,849    2,546,544
   St Galler Kantonalbank AG............................        164       61,409
   Sulzer AG............................................     46,354    6,927,721
   Swiss Life Holding AG................................    123,557   22,172,373
   Swiss Re AG..........................................  1,108,107   88,351,608
   UBS AG (B18YFJ4).....................................  6,496,062  127,914,084
  #UBS AG (H89231338)...................................    991,339   19,499,638
   Zurich Insurance Group AG............................    269,917   72,707,063
                                                                    ------------
TOTAL SWITZERLAND.......................................             630,193,420
                                                                    ------------
UNITED KINGDOM -- (17.9%)
   Anglo American P.L.C.................................  1,123,359   24,096,730
   Aviva P.L.C..........................................  6,119,894   34,530,869
   Barclays P.L.C....................................... 11,591,752   50,644,177
  #Barclays P.L.C. Sponsored ADR........................  4,591,659   80,262,199
  *Barratt Developments P.L.C...........................    109,238      541,515
   BP P.L.C.............................................  1,395,752    9,643,009
   BP P.L.C. Sponsored ADR..............................  5,486,298  227,352,188
   Carnival P.L.C.......................................    658,867   25,362,490
  #Carnival P.L.C. ADR..................................    241,674    9,318,950
   Coca-Cola HBC AG ADR.................................      8,092      210,473
   Eurasian Natural Resources Corp. P.L.C...............    408,931    1,356,366
   Evraz P.L.C..........................................    525,138      749,168
   Glencore Xstrata P.L.C............................... 15,896,454   67,133,095
   HSBC Holdings P.L.C..................................  1,003,217   11,389,978
   HSBC Holdings P.L.C. Sponsored ADR...................  1,649,531   93,610,884
  *International Consolidated Airlines Group SA.........  3,847,175   17,012,750
   Investec P.L.C.......................................  1,195,168    7,996,404
   J Sainsbury P.L.C....................................  5,377,115   32,222,535
   Kazakhmys P.L.C......................................    272,099    1,080,734
   Kingfisher P.L.C.....................................  8,609,963   52,090,162
  *Lloyds Banking Group P.L.C........................... 82,680,839   86,084,524
 #*Lloyds Banking Group P.L.C. ADR......................  3,082,996   12,856,093
   Mondi P.L.C..........................................    190,635    2,840,523
   Old Mutual P.L.C..................................... 11,913,351   35,183,889
   Pearson P.L.C. Sponsored ADR.........................  1,279,662   26,258,664
   Resolution, Ltd......................................  3,422,696   16,843,457
   Rexam P.L.C..........................................    611,212    4,571,986
  *Royal Bank of Scotland Group P.L.C...................  3,847,507   18,579,602

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES       VALUE++
                                                        ----------- --------------
UNITED KINGDOM -- (Continued)
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR...     400,166 $    3,857,600
   Royal Dutch Shell P.L.C. ADR (780259206)............     308,066     21,056,311
  #Royal Dutch Shell P.L.C. ADR (780259107)............   3,323,210    235,515,893
   Royal Dutch Shell P.L.C. Class A....................     150,738      5,143,356
   Royal Dutch Shell P.L.C. Class B....................     255,146      9,024,617
   RSA Insurance Group P.L.C...........................   4,956,241      9,440,898
   Travis Perkins P.L.C................................      38,182        987,975
   Vedanta Resources P.L.C.............................     189,404      3,353,140
   Vodafone Group P.L.C................................  34,976,333    104,756,712
   Vodafone Group P.L.C. Sponsored ADR.................   4,682,858    140,251,597
   WM Morrison Supermarkets P.L.C......................   8,127,143     35,771,587
   WPP P.L.C. Sponsored ADR............................      13,406      1,207,747
                                                                    --------------
TOTAL UNITED KINGDOM...............................................  1,520,190,847
                                                                    --------------
TOTAL COMMON STOCKS................................................  7,868,366,845
                                                                    --------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Porsche Automobil Holding SE........................     254,382     21,568,223
                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
GREECE -- (0.0%)
  *National Bank of Greece SA Warrants 12/26/17........      31,234         28,588
                                                                    --------------
HONG KONG -- (0.0%)
  *New Hotel Rights 06/11/13...........................     109,252             --
                                                                    --------------
SPAIN -- (0.0%)
  *Banco Santander SA Rights 08/02/13..................   8,573,138      1,898,807
 #*CaixaBank SA Rights 08/19/13........................   2,901,900        204,608
                                                                    --------------
TOTAL SPAIN........................................................      2,103,415
                                                                    --------------
TOTAL RIGHTS/WARRANTS..............................................      2,132,003
                                                                    --------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)       VALUE+
                                                        ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund.....................  52,290,406    605,000,000
  @Repurchase Agreement, Deutsche Bank Securities,
    Inc. 0.10%, 08/01/13 (Collateralized by $7,450,699
    FNMA, rates ranging from 4.500% to 6.000%,
    maturities ranging from 01/01/40 to 05/01/42,
    valued at $4,780,659) to be repurchased at
    $4,686,934......................................... $     4,687      4,686,921
                                                                    --------------
TOTAL SECURITIES LENDING COLLATERAL....................                609,686,921
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,483,014,182)^^                                           $8,501,753,992
                                                                    ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    1,905,763 $  371,580,200   --    $  373,485,963
   Austria....................             --     15,242,319   --        15,242,319
   Belgium....................      3,490,871     95,485,497   --        98,976,368
   Canada.....................    790,955,651             --   --       790,955,651
   Denmark....................     33,150,095     80,513,418   --       113,663,513
   Finland....................      1,443,238     52,174,574   --        53,617,812
   France.....................      6,636,888    797,030,742   --       803,667,630
   Germany....................    104,178,975    597,819,740   --       701,998,715
   Greece.....................             --      3,523,926   --         3,523,926
   Hong Kong..................             --    192,062,108   --       192,062,108
   Ireland....................      5,042,461      7,787,921   --        12,830,382
   Israel.....................         60,698     24,668,557   --        24,729,255
   Italy......................     12,896,560     93,396,631   --       106,293,191
   Japan......................     74,772,807  1,489,220,247   --     1,563,993,054
   Netherlands................     13,284,061    250,127,418   --       263,411,479
   New Zealand................             --      6,100,991   --         6,100,991
   Norway.....................        255,773     68,631,968   --        68,887,741
   Portugal...................             --      5,535,966   --         5,535,966
   Singapore..................             --    102,183,731   --       102,183,731
   Spain......................     10,444,989    155,719,024   --       166,164,013
   Sweden.....................     49,602,533    201,056,237   --       250,658,770
   Switzerland................     85,701,178    544,492,242   --       630,193,420
   United Kingdom.............    851,758,599    668,432,248   --     1,520,190,847
Preferred Stocks
   Germany....................             --     21,568,223   --        21,568,223
Rights/Warrants
   Greece.....................             --         28,588   --            28,588
   Hong Kong..................             --             --   --                --
   Spain......................             --      2,103,415   --         2,103,415
Securities Lending Collateral.             --    609,686,921   --       609,686,921
                               -------------- --------------   --    --------------
TOTAL......................... $2,045,581,140 $6,456,172,852   --    $8,501,753,992
                               ============== ==============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                             SHARES     VALUE++
                                                            --------- -----------
COMMON STOCKS -- (88.6%)
ARGENTINA -- (0.0%)
  *Celulosa Argentina......................................         1 $        --
                                                                      -----------
BRAZIL -- (7.3%)...........................................
   AES Tiete SA............................................    53,084     489,806
   All America Latina Logistica SA.........................   492,331   1,903,417
   Arteris SA..............................................   119,300   1,133,725
   Banco Bradesco SA.......................................   653,682   8,853,869
   Banco do Brasil SA......................................   748,392   7,436,845
   Banco Santander Brasil SA...............................   223,400   1,332,752
  #Banco Santander Brasil SA ADR...........................   726,366   4,372,766
   BM&FBovespa SA.......................................... 2,134,108  11,506,138
   BR Malls Participacoes SA...............................   302,923   2,684,859
 #*Braskem SA Sponsored ADR................................   153,394   2,359,200
   BRF SA..................................................    45,500     969,294
  #BRF SA ADR..............................................   564,360  12,094,235
   CCR SA..................................................   880,368   6,907,571
   Centrais Eletricas Brasileiras SA.......................    88,000     176,667
  #Centrais Eletricas Brasileiras SA ADR...................    86,923     327,700
  #Centrais Eletricas Brasileiras SA Sponsored ADR.........   100,200     203,406
   CETIP SA - Mercados Organizados.........................   171,100   1,724,987
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR..    85,830   3,828,876
  #Cia de Bebidas das Americas ADR.........................   622,039  23,500,633
   Cia de Saneamento Basico do Estado de Sao Paulo.........    91,400     937,498
  #Cia de Saneamento Basico do Estado de Sao Paulo ADR.....   178,668   1,840,280
   Cia Energetica de Minas Gerais..........................    68,587     625,937
   Cia Hering..............................................   108,600   1,456,664
   Cia Paranaense de Energia...............................    17,100     164,827
   Cia Paranaense de Energia Sponsored ADR.................    57,783     719,976
   Cia Siderurgica Nacional SA.............................   633,652   1,824,838
   Cia Siderurgica Nacional SA Sponsored ADR...............    44,469     128,960
   Cielo SA................................................   357,475   8,812,509
   Cosan SA Industria e Comercio...........................   133,169   2,525,211
   CPFL Energia SA.........................................    83,360     771,354
  #CPFL Energia SA ADR.....................................    63,516   1,175,046
   Cyrela Brazil Realty SA Empreendimentos e Participacoes.   356,197   2,543,428
   Duratex SA..............................................   269,630   1,543,546
   EcoRodovias Infraestrutura e Logistica SA...............   150,488   1,058,729
   EDP - Energias do Brasil SA.............................   236,900   1,226,374
   Embraer SA..............................................   164,400   1,398,014
  #Embraer SA ADR..........................................   104,635   3,554,451
 #*Fibria Celulose SA Sponsored ADR........................   514,098   5,696,206
   Gerdau SA...............................................   128,907     707,439
   Gerdau SA Sponsored ADR.................................    94,337     598,097
   Grendene SA.............................................    91,864     857,695
   Guararapes Confeccoes SA................................     6,056     226,249
   Hypermarcas SA..........................................   939,724   6,800,729
   Itau Unibanco Holding SA................................   233,136   2,939,045
   Itau Unibanco Holding SA ADR............................   169,341   2,159,093
   JBS SA..................................................   729,781   2,037,699
   Kroton Educacional SA...................................   195,784   2,789,129
   Localiza Rent a Car SA..................................   139,560   1,988,165
   Lojas Americanas SA.....................................   115,210     704,487

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- ------------
BRAZIL -- (Continued)
   Lojas Renner SA.....................................     127,687 $  3,380,584
   M Dias Branco SA....................................      35,100    1,423,170
   MRV Engenharia e Participacoes SA...................      36,340      103,380
   Multiplan Empreendimentos Imobiliarios SA...........      89,300    1,971,266
   Multiplus SA........................................      38,657      523,086
   Natura Cosmeticos SA................................     173,400    3,492,550
   Odontoprev SA.......................................       7,800       31,968
   Oi SA...............................................     179,758      353,788
   Oi SA ADR (670851104)...............................       7,319       14,126
  #Oi SA ADR (670851203)...............................     107,889      199,595
   Petroleo Brasileiro SA..............................     223,900    1,509,449
   Petroleo Brasileiro SA ADR..........................   1,372,750   18,724,310
  #Petroleo Brasileiro SA Sponsored ADR................   1,985,055   28,465,689
   Porto Seguro SA.....................................     140,099    1,578,252
   Raia Drogasil SA....................................     229,600    1,942,394
   Souza Cruz SA.......................................     378,070    4,554,042
   Tim Participacoes SA................................     439,800    1,634,779
   Tim Participacoes SA ADR............................      63,679    1,195,255
   Totvs SA............................................     104,375    1,647,051
   Tractebel Energia SA................................     142,100    2,267,272
   Transmissora Alianca de Energia Eletrica SA.........     293,234    2,934,461
   Ultrapar Participacoes SA...........................      76,200    1,808,679
   Ultrapar Participacoes SA Sponsored ADR.............     254,308    5,981,324
  *Usinas Siderurgicas de Minas Gerais SA..............      39,100      150,309
   Vale SA.............................................      43,200      587,400
  #Vale SA Sponsored ADR (91912E105)...................   1,249,020   17,136,554
   Vale SA Sponsored ADR (91912E204)...................     502,843    6,189,997
   WEG SA..............................................     248,866    3,054,441
                                                                    ------------
TOTAL BRAZIL...........................................              264,473,592
                                                                    ------------
CHILE -- (1.7%)
   AES Gener SA........................................   1,870,553    1,219,491
   Aguas Andinas SA Class A............................   1,831,198    1,282,926
  #Banco de Chile ADR..................................      35,284    3,034,777
   Banco de Credito e Inversiones......................      36,262    1,979,474
  #Banco Santander Chile ADR...........................     157,577    3,554,937
   Banmedica SA........................................      18,056       35,139
   CAP SA..............................................      60,471    1,082,559
   Cencosud SA.........................................   1,115,978    5,071,147
   Cencosud SA ADR.....................................       8,408      115,946
   CFR Pharmaceuticals SA..............................   1,737,925      378,802
   Cia Cervecerias Unidas SA...........................       8,013      108,301
   Cia Cervecerias Unidas SA ADR.......................      43,217    1,175,070
   Cia General de Electricidad SA......................       9,973       60,172
   Colbun SA...........................................   5,646,104    1,455,889
   Corpbanca SA........................................ 112,194,160    1,113,536
  #Corpbanca SA ADR....................................      26,066      388,905
   E.CL SA.............................................     346,010      535,327
  #Embotelladora Andina SA Class A ADR.................      23,068      592,848
   Embotelladora Andina SA Class B ADR.................      19,587      634,423
  #Empresa Nacional de Electricidad SA Sponsored ADR...     100,815    4,004,372
   Empresas CMPC SA....................................   1,094,892    3,196,143
   Empresas COPEC SA...................................     445,094    5,777,517

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
CHILE -- (Continued)
   Enersis SA Sponsored ADR..............................    478,616 $ 7,274,963
   ENTEL Chile SA........................................    107,118   1,769,839
   Gasco SA..............................................      4,891      55,682
   Inversiones Aguas Metropolitanas SA...................    377,408     713,171
  #Latam Airlines Group SA Sponsored ADR.................    184,752   2,484,914
   Molibdenos y Metales SA...............................     21,739     346,910
   Ripley Corp. SA.......................................    704,487     534,003
   SACI Falabella........................................    610,438   6,236,839
   Sigdo Koppers SA......................................    338,893     586,970
  #Sociedad Quimica y Minera de Chile SA Sponsored ADR...     91,271   2,643,208
   Sonda SA..............................................    420,613   1,096,041
                                                                     -----------
TOTAL CHILE..............................................             60,540,241
                                                                     -----------
CHINA -- (14.2%)
   Agile Property Holdings, Ltd..........................  1,754,000   1,841,256
   Agricultural Bank of China, Ltd. Class H.............. 18,731,000   7,573,182
   Air China, Ltd. Class H...............................  1,690,000   1,143,099
 #*Aluminum Corp. of China, Ltd. ADR.....................    112,680     866,509
 #*Aluminum Corp. of China, Ltd. Class H.................    796,000     244,823
 #*Angang Steel Co., Ltd. Class H........................  1,422,000     779,951
  #Anhui Conch Cement Co., Ltd. Class H..................  1,048,500   3,091,657
   Bank of China, Ltd. Class H........................... 65,514,100  27,346,764
   Bank of Communications Co., Ltd. Class H..............  6,896,515   4,485,484
   BBMG Corp. Class H....................................    753,500     475,557
   Beijing Capital International Airport Co., Ltd.
     Class H.............................................    198,000     122,703
   Beijing Enterprises Holdings, Ltd.....................    668,972   4,453,283
   Belle International Holdings, Ltd.....................  3,431,000   4,947,361
  *Brilliance China Automotive Holdings, Ltd.............  2,052,000   2,444,860
 #*Byd Co., Ltd. Class H.................................    415,886   1,623,453
   China BlueChemical, Ltd...............................  1,502,000     692,822
   China CITIC Bank Corp., Ltd. Class H..................  7,023,928   3,248,545
  #China Coal Energy Co., Ltd. Class H...................  3,792,777   2,022,573
   China Communications Construction Co., Ltd. Class H...  3,581,000   2,734,630
   China Communications Services Corp., Ltd. Class H.....  2,892,000   1,890,198
   China Construction Bank Corp. Class H................. 62,715,590  46,760,757
 #*China COSCO Holdings Co., Ltd. Class H................  2,263,000     932,732
  *China Eastern Airlines Corp., Ltd. ADR................      2,800      43,232
 #*China Eastern Airlines Corp., Ltd. Class H............  1,382,000     423,672
   China Everbright International, Ltd...................    268,000     244,009
   China Gas Holdings, Ltd...............................  2,348,000   2,646,627
   China International Marine Containers Group Co., Ltd.
     Class H.............................................    330,000     535,545
  #China Life Insurance Co., Ltd. ADR....................    330,798  11,918,652
   China Life Insurance Co., Ltd. Class H................    849,000   2,034,301
   China Longyuan Power Group Corp. Class H..............  1,745,000   1,839,787
   China Mengniu Dairy Co., Ltd..........................    976,000   3,917,565
   China Merchants Bank Co., Ltd. Class H................  3,525,534   5,911,305
  #China Merchants Holdings International Co., Ltd.......  1,023,426   3,195,691
  #China Minsheng Banking Corp., Ltd. Class H............  4,422,500   4,471,441
   China Mobile, Ltd.....................................    290,500   3,086,580
   China Mobile, Ltd. Sponsored ADR......................    877,340  46,428,833
  #China Molybdenum Co., Ltd. Class H....................    896,322     340,754
  #China National Building Material Co., Ltd. Class H....  2,181,916   1,966,362
   China Oilfield Services, Ltd. Class H.................  1,184,000   2,680,492

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                          ---------- -----------
CHINA -- (Continued)
  #China Overseas Land & Investment, Ltd.................  3,154,000 $ 9,058,471
   China Pacific Insurance Group Co., Ltd. Class H.......  2,046,600   6,841,396
  #China Petroleum & Chemical Corp. ADR..................    138,384  10,280,525
   China Petroleum & Chemical Corp. Class H..............  8,186,800   6,080,571
  #China Railway Construction Corp., Ltd. Class H........  2,554,000   2,592,693
   China Railway Group, Ltd. Class H.....................  3,077,000   1,649,055
  #China Resources Cement Holdings, Ltd..................  1,598,000     860,021
   China Resources Enterprise, Ltd.......................  1,055,000   3,249,977
   China Resources Gas Group, Ltd........................    572,000   1,428,736
   China Resources Land, Ltd.............................  1,574,000   4,318,899
   China Resources Power Holdings Co., Ltd...............  1,180,000   2,748,933
   China Shenhua Energy Co., Ltd. Class H................  2,894,000   8,353,213
 #*China Shipping Container Lines Co., Ltd. Class H......  4,653,000   1,126,147
   China Southern Airlines Co., Ltd. Class H.............  1,006,000     369,124
   China Southern Airlines Co., Ltd. Sponsored ADR.......     10,900     201,868
   China State Construction International Holdings, Ltd..  1,318,000   2,105,246
  *China Taiping Insurance Holdings Co., Ltd.............    536,800     741,319
   China Telecom Corp., Ltd. ADR.........................     50,817   2,520,015
   China Telecom Corp., Ltd. Class H.....................  3,562,000   1,769,010
   China Unicom Hong Kong, Ltd. ADR......................    470,600   6,884,878
   Chongqing Rural Commercial Bank Class H...............     26,000      10,680
  #CITIC Pacific, Ltd....................................  1,669,000   1,816,976
  #CITIC Securities Co., Ltd. Class H....................    896,000   1,690,719
   CNOOC, Ltd............................................  3,105,000   5,603,736
  #CNOOC, Ltd. ADR.......................................    115,255  20,727,459
   COSCO Pacific, Ltd....................................  2,165,997   3,034,404
   Country Garden Holdings Co., Ltd......................  3,840,769   2,170,672
  #CSR Corp., Ltd........................................  1,691,000   1,123,884
   Datang International Power Generation Co., Ltd.
     Class H.............................................  1,616,000     724,372
  #Dongfang Electric Corp., Ltd. Class H.................    290,200     403,618
   Dongfeng Motor Group Co., Ltd. Class H................  2,302,000   3,079,058
   ENN Energy Holdings, Ltd..............................    514,000   2,844,836
 #*Evergrande Real Estate Group, Ltd.....................  6,559,000   2,610,068
   Fosun International, Ltd..............................  1,717,441   1,301,039
 #*GCL-Poly Energy Holdings, Ltd.........................  5,826,814   1,477,424
  #Geely Automobile Holdings, Ltd........................  3,655,000   1,525,525
  #Golden Eagle Retail Group, Ltd........................    414,000     608,155
   Great Wall Motor Co., Ltd. Class H....................    712,000   3,327,622
  #Greentown China Holdings, Ltd.........................    650,500   1,296,646
   Guangdong Investment, Ltd.............................  1,630,000   1,317,541
  #Guangshen Railway Co., Ltd. Sponsored ADR.............     29,254     645,343
   Guangzhou Automobile Group Co., Ltd. Class H..........  1,996,259   1,936,739
 #*Guangzhou Pharmaceutical Co., Ltd. Class H............    174,000     665,766
   Guangzhou R&F Properties Co., Ltd.....................  1,225,600   1,898,236
   Haier Electronics Group Co., Ltd......................    639,000   1,153,147
   Hengan International Group Co., Ltd...................    545,500   6,002,759
  #Huadian Power International Co. Class H...............    856,000     394,663
   Huaneng Power International, Inc. Class H.............    602,000     627,770
   Huaneng Power International, Inc. Sponsored ADR.......     34,452   1,436,648
   Industrial & Commercial Bank of China, Ltd. Class H... 59,907,185  39,347,602
  #Jiangsu Expressway Co., Ltd. Class H..................    820,000     847,739
  #Jiangxi Copper Co., Ltd. Class H......................  1,421,000   2,387,534
   Kunlun Energy Co., Ltd................................  2,312,000   3,395,706

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
CHINA -- (Continued)
  #Lenovo Group, Ltd..................................... 4,593,278 $  4,182,535
   Longfor Properties Co., Ltd........................... 1,094,000    1,674,974
 #*Metallurgical Corp. of China, Ltd. Class H............ 2,646,000      466,868
   New China Life Insurance Co., Ltd. Class H............   366,900      990,997
  #New World China Land, Ltd............................. 2,554,000    1,046,010
  #Nine Dragons Paper Holdings, Ltd...................... 1,905,000    1,201,618
  #PetroChina Co., Ltd. ADR..............................   145,110   16,916,924
   PetroChina Co., Ltd. Class H.......................... 2,814,000    3,283,471
   PICC Property & Casualty Co., Ltd. Class H............ 2,279,920    2,540,612
  #Ping An Insurance Group Co. of China, Ltd. Class H.... 1,482,000    9,585,985
   Shandong Weigao Group Medical Polymer Co., Ltd.
     Class H............................................. 1,204,000    1,135,475
   Shanghai Electric Group Co., Ltd. Class H............. 2,502,000      844,288
   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H.   162,000      282,969
   Shanghai Industrial Holdings, Ltd.....................   701,274    2,176,646
   Shanghai Pharmaceuticals Holding Co., Ltd. Class H....   495,400    1,026,626
  #Shenzhou International Group Holdings, Ltd............   390,000    1,100,970
  #Shimao Property Holdings, Ltd......................... 1,956,371    4,110,931
   Sihuan Pharmaceutical Holdings Group, Ltd.............   235,000      169,517
   Sino Biopharmaceutical................................ 1,120,000      813,835
  #Sino-Ocean Land Holdings, Ltd......................... 2,300,315    1,178,497
  *Sinopec Shanghai Petrochemical Co., Ltd. Class H...... 1,062,000      326,863
  *Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
    ADR..................................................     6,545      202,306
 #*Sinopec Yizheng Chemical Fibre Co., Ltd. Class H......   986,000      274,324
   Sinopharm Group Co., Ltd. Class H.....................   747,600    2,050,989
  #SOHO China, Ltd....................................... 2,899,263    2,362,392
   Sun Art Retail Group, Ltd............................. 1,746,000    2,416,664
   Tencent Holdings, Ltd.................................   763,600   34,566,652
   Tingyi Cayman Islands Holding Corp.................... 1,440,000    3,557,157
   Tsingtao Brewery Co., Ltd. Class H....................   186,000    1,423,893
  #Uni-President China Holdings, Ltd.....................   759,000      688,814
   Want Want China Holdings, Ltd......................... 4,391,000    5,930,327
   Weichai Power Co., Ltd. Class H.......................   428,200    1,422,733
  #Yanzhou Coal Mining Co., Ltd. Class H.................   900,000      618,397
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR...........   108,916      749,342
   Zhaojin Mining Industry Co., Ltd......................   178,500      120,758
   Zhejiang Expressway Co., Ltd. Class H.................   968,000      816,289
   Zhuzhou CSR Times Electric Co., Ltd. Class H..........   276,000      728,713
  #Zijin Mining Group Co., Ltd. Class H.................. 4,821,000    1,026,824
  #Zoomlion Heavy Industry Science and Technology Co.,
    Ltd.................................................. 1,066,200      762,013
 #*ZTE Corp. Class H.....................................   499,038      866,958
                                                                    ------------
TOTAL CHINA..............................................            517,663,386
                                                                    ------------
COLOMBIA -- (0.7%)
   Almacenes Exito SA....................................   185,792    3,053,470
   Banco de Bogota SA....................................    19,819      742,448
   Bancolombia SA........................................    99,771    1,411,196
   Bancolombia SA Sponsored ADR..........................    89,105    5,119,082
   Cementos Argos SA.....................................   293,612    1,340,411
   Ecopetrol SA..........................................   740,296    1,693,724
  #Ecopetrol SA Sponsored ADR............................   220,479   10,051,638
   Empresa de Energia de Bogota SA.......................   783,975      599,954
   Grupo Aval Acciones y Valores.........................   587,642      432,648
   Grupo de Inversiones Suramericana SA..................     1,578       31,131

THE EMERGING MARKETS SERIES
CONTINUED


                                                             SHARES    VALUE++
                                                             ------- -----------
COLOMBIA -- (Continued)
   Grupo Nutresa SA.........................................  19,691 $   265,006
   Interconexion Electrica SA ESP........................... 221,409     939,506
  *Isagen SA ESP............................................ 696,070     999,240
                                                                     -----------
TOTAL COLOMBIA..............................................          26,679,454
                                                                     -----------
CZECH REPUBLIC -- (0.3%)
   CEZ A.S.................................................. 198,179   4,704,520
   Komercni Banka A.S.......................................  15,015   2,917,975
   Philip Morris CR A.S.....................................     276     158,109
   Telefonica Czech Republic A.S............................ 142,100   2,124,281
  *Unipetrol A.S............................................  11,807     104,127
                                                                     -----------
TOTAL CZECH REPUBLIC........................................          10,009,012
                                                                     -----------
EGYPT -- (0.1%)
   Commercial International Bank Egypt S.A.E. GDR........... 269,639   1,314,777
  *Egyptian Financial Group-Hermes Holding GDR..............     563       1,065
  *Orascom Telecom Holding S.A.E. GDR....................... 408,269   1,200,423
                                                                     -----------
TOTAL EGYPT.................................................           2,516,265
                                                                     -----------
HONG KONG -- (0.0%)
  *FU JI Food and Catering Services Holdings, Ltd...........  28,900       8,720
                                                                     -----------
HUNGARY -- (0.3%)
   EGIS Pharmaceuticals P.L.C...............................   4,332     401,643
   Magyar Telekom Telecommunications P.L.C.................. 386,787     529,736
  #MOL Hungarian Oil and Gas P.L.C..........................  41,313   3,103,308
  #OTP Bank P.L.C........................................... 246,608   4,963,324
   Richter Gedeon Nyrt...................................... 138,510   2,129,311
  *Tisza Chemical Group P.L.C...............................  23,981     243,018
                                                                     -----------
TOTAL HUNGARY...............................................          11,370,340
                                                                     -----------
INDIA -- (6.2%)
   ABB, Ltd.................................................  46,035     377,677
   ACC, Ltd.................................................  49,848     967,622
   Adani Enterprises, Ltd................................... 217,318     630,110
   Adani Ports and Special Economic Zone.................... 381,345     783,585
  *Adani Power, Ltd......................................... 722,177     415,248
   Aditya Birla Nuvo, Ltd...................................  38,728     744,142
   Allahabad Bank........................................... 147,697     175,380
   Ambuja Cements, Ltd...................................... 692,303   1,921,559
   Apollo Hospitals Enterprise, Ltd.........................  71,267   1,101,063
   Ashok Leyland, Ltd....................................... 537,405     118,281
   Asian Paints, Ltd........................................ 264,310   2,200,678
   Axis Bank, Ltd........................................... 266,709   4,495,417
   Bajaj Auto, Ltd..........................................  88,932   2,826,940
   Bajaj Finserv, Ltd.......................................  38,658     374,754
   Bajaj Holdings and Investment, Ltd.......................  25,772     347,957
   Bank of Baroda...........................................  95,903     888,797
   Bank of India............................................ 151,325     460,811
   Berger Paints India, Ltd.................................  41,763     140,873
   Bharat Electronics, Ltd..................................  17,301     314,950
   Bharat Heavy Electricals, Ltd............................ 637,403   1,667,831

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

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
INDIA -- (Continued)
   Bharat Petroleum Corp., Ltd............................   148,062 $   789,179
   Bharti Airtel, Ltd.....................................   712,612   4,050,361
   Bhushan Steel, Ltd.....................................    47,424     360,719
   Bosch, Ltd.............................................    11,944   1,729,890
   Britannia Industries, Ltd..............................     7,024      80,768
   Cadila Healthcare, Ltd.................................    39,235     472,725
   Cairn India, Ltd.......................................   401,975   1,953,855
   Canara Bank............................................   102,716     459,110
   Cipla, Ltd.............................................   360,392   2,372,085
   Colgate-Palmolive India, Ltd...........................    39,505     888,806
   Container Corp. Of India...............................    36,488     597,196
   Coromandel International, Ltd..........................    20,529      56,815
   Corp. Bank.............................................     1,756       8,299
   Crompton Greaves, Ltd..................................   169,046     234,320
   Cummins India, Ltd.....................................    54,426     384,533
   Dabur India, Ltd.......................................   495,434   1,308,106
  *Dish TV India, Ltd.....................................   173,211     141,386
   Divi's Laboratories, Ltd...............................    39,572     608,482
   DLF, Ltd...............................................   486,202   1,201,217
   Dr Reddy's Laboratories, Ltd...........................    20,838     777,685
   Dr Reddy's Laboratories, Ltd. ADR......................    74,598   2,780,267
   Eicher Motors, Ltd.....................................     4,967     285,530
   Emami, Ltd.............................................    47,186     364,052
   Engineers India, Ltd...................................    66,837     151,159
  *Essar Oil, Ltd.........................................   395,013     334,475
   Exide Industries, Ltd..................................   217,474     441,766
   Federal Bank, Ltd......................................    91,176     522,863
   GAIL India, Ltd........................................   217,415   1,079,954
   GAIL India, Ltd. GDR...................................    28,791     871,528
   Gillette India, Ltd....................................     2,685      94,700
   GlaxoSmithKline Consumer Healthcare, Ltd...............     2,715     208,290
   GlaxoSmithKline Pharmaceuticals, Ltd...................    24,895     980,051
   Glenmark Pharmaceuticals, Ltd..........................   101,902     973,486
  *GMR Infrastructure, Ltd................................   545,935     115,418
   Godrej Consumer Products, Ltd..........................    89,727   1,178,641
   Godrej Industries, Ltd.................................    89,305     385,220
   Grasim Industries, Ltd.................................     6,300     274,671
   Havells India, Ltd.....................................    28,408     283,631
   HCL Technologies, Ltd..................................   189,303   2,924,304
   HDFC Bank, Ltd......................................... 1,500,103  14,979,007
   Hero Motocorp, Ltd.....................................    36,095   1,078,047
   Hindalco Industries, Ltd............................... 1,207,587   1,787,994
   Hindustan Petroleum Corp., Ltd.........................    73,212     253,479
   ICICI Bank, Ltd. Sponsored ADR.........................   208,679   6,840,498
   IDBI Bank, Ltd.........................................   346,191     367,747
  *Idea Cellular, Ltd.....................................   805,036   2,256,876
   IDFC, Ltd..............................................   601,656   1,075,089
   Indian Bank............................................   126,858     168,834
   Indian Oil Corp., Ltd..................................   327,576   1,104,070
   IndusInd Bank, Ltd.....................................   174,794   1,097,272
   Infosys, Ltd...........................................   234,483  11,526,754
   Infosys, Ltd. Sponsored ADR............................   205,664  10,217,388
   ING Vysya Bank, Ltd....................................    25,010     212,331

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CONTINUED


                                                            SHARES     VALUE++
                                                           --------- -----------
INDIA -- (Continued)
   Ipca Laboratories, Ltd.................................    18,943 $   206,732
   ITC, Ltd............................................... 2,095,375  11,790,984
   Jaiprakash Associates, Ltd............................. 1,336,264     795,711
  *Jaiprakash Power Ventures, Ltd.........................   454,730      74,327
   Jindal Steel & Power, Ltd..............................   381,409   1,246,333
   JSW Energy, Ltd........................................   592,161     406,409
   JSW Steel, Ltd.........................................   124,632   1,175,119
  *Jubilant Foodworks, Ltd................................    18,139     335,449
   Kotak Mahindra Bank, Ltd...............................   284,056   3,046,767
   Larsen & Toubro, Ltd...................................   312,837   4,354,915
   Larsen & Toubro, Ltd. GDR..............................     7,666     106,431
   LIC Housing Finance, Ltd...............................    53,635     144,965
   Lupin, Ltd.............................................   134,973   1,945,481
   Mahindra & Mahindra, Ltd...............................   319,431   4,806,562
   Mangalore Refinery & Petrochemicals, Ltd...............   399,619     213,558
   Marico, Ltd............................................   116,346     399,528
   Maruti Suzuki India, Ltd...............................    33,769     735,956
   Motherson Sumi Systems, Ltd............................   134,808     447,327
   Mphasis, Ltd...........................................    62,157     410,831
   National Aluminium Co., Ltd............................   109,139      48,900
   Nestle India, Ltd......................................    14,924   1,304,692
   NHPC, Ltd.............................................. 2,574,565     705,422
   NTPC, Ltd..............................................   874,097   1,869,684
   Oberoi Realty, Ltd.....................................    13,876      45,738
   Oil & Natural Gas Corp., Ltd...........................   699,873   3,358,543
   Oil India, Ltd.........................................   100,495     860,506
  *Oracle Financial Services Software, Ltd................    19,531     948,574
   Oriental Bank of Commerce..............................    46,409     119,308
   Petronet LNG, Ltd......................................   201,679     386,406
   Pidilite Industries, Ltd...............................   135,873     602,467
   Piramal Enterprises, Ltd...............................    60,551     547,623
   Power Grid Corp. of India, Ltd.........................   843,972   1,378,953
   Procter & Gamble Hygiene & Health Care, Ltd............     7,944     367,368
  *Ranbaxy Laboratories, Ltd..............................   137,683     649,563
   Reliance Capital, Ltd..................................    97,310     547,126
   Reliance Communications, Ltd...........................   594,072   1,378,529
   Reliance Industries, Ltd............................... 1,432,266  20,603,038
   Reliance Infrastructure, Ltd...........................   111,967     626,813
  *Reliance Power, Ltd....................................   708,547     851,276
   Rural Electrification Corp., Ltd.......................    47,495     124,077
   Sesa Goa, Ltd..........................................   563,951   1,195,809
   Shree Cement, Ltd......................................     8,675     628,644
   Shriram Transport Finance Co., Ltd.....................    76,457     800,486
   Siemens, Ltd...........................................    57,650     489,701
   SJVN, Ltd..............................................   381,249     120,344
   State Bank of India....................................   146,295   4,105,551
   Steel Authority of India, Ltd..........................   367,589     252,510
   Sterlite Industries India, Ltd......................... 1,725,980   2,151,282
   Sun Pharmaceutical Industries, Ltd.....................   293,231   2,726,149
   Sun Pharmaceutical Industries, Ltd. (6582483)..........   293,231   2,709,422
   Sun TV Network, Ltd....................................    78,375     524,064
   Tata Chemicals, Ltd....................................    85,384     362,583
   Tata Communications, Ltd...............................    36,123      87,813

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
                                                           SHARES     VALUE++
                                                         ---------- ------------
INDIA -- (Continued)
   Tata Consultancy Services, Ltd.......................    412,954 $ 12,320,167
   Tata Global Beverages, Ltd...........................    370,091      973,656
   Tata Motors, Ltd.....................................    679,237    3,244,374
  #Tata Motors, Ltd. Sponsored ADR......................     81,024    1,947,817
   Tata Power Co., Ltd..................................    763,990    1,095,094
   Tata Steel, Ltd......................................    301,827    1,077,194
   Tech Mahindra, Ltd...................................     47,258      968,722
   Titan Industries, Ltd................................    196,963      857,063
   Torrent Power, Ltd...................................     79,357       97,112
   Ultratech Cement, Ltd................................     40,093    1,204,656
   Union Bank of India..................................    151,552      330,775
  *Unitech, Ltd.........................................  1,237,337      338,419
   United Breweries, Ltd................................     60,652      685,412
   United Phosphorus, Ltd...............................      7,908       16,561
   United Spirits, Ltd..................................     81,995    3,211,841
   Wipro, Ltd...........................................    491,956    3,491,644
  *Wockhardt, Ltd.......................................     19,651      151,250
   Yes Bank, Ltd........................................    161,542      854,297
   Zee Entertainment Enterprises, Ltd...................    389,718    1,593,529
                                                                    ------------
TOTAL INDIA.............................................             227,226,536
                                                                    ------------
INDONESIA -- (2.8%)
   Adaro Energy Tbk PT.................................. 12,163,000      826,911
   AKR Corporindo Tbk PT................................  1,320,500      554,489
   Alam Sutera Realty Tbk PT............................ 12,012,500      816,939
   Astra Agro Lestari Tbk PT............................    415,000      627,046
   Astra International Tbk PT........................... 17,653,110   11,170,730
   Bank Central Asia Tbk PT............................. 10,755,500   10,871,116
   Bank Danamon Indonesia Tbk PT........................  3,627,079    1,834,429
   Bank Mandiri Persero Tbk PT..........................  9,040,117    7,824,315
   Bank Negara Indonesia Persero Tbk PT.................  7,388,222    3,068,381
  *Bank Pan Indonesia Tbk PT............................  7,175,000      439,618
   Bank Rakyat Indonesia Persero Tbk PT................. 10,236,500    8,203,464
  *Bank Tabungan Pensiunan Nasional Tbk PT..............    768,500      325,461
   Bayan Resources Tbk PT...............................     79,500       57,218
   Bhakti Investama Tbk PT.............................. 13,972,500      596,550
   Bumi Serpong Damai PT................................  7,524,500    1,153,821
   Charoen Pokphand Indonesia Tbk PT....................  6,496,500    2,715,832
   Ciputra Development Tbk PT...........................  3,159,500      353,635
   Global Mediacom Tbk PT...............................  7,873,000    1,758,955
   Gudang Garam Tbk PT..................................    443,500    1,824,839
   Holcim Indonesia Tbk PT..............................  1,692,500      431,993
   Indo Tambangraya Megah Tbk PT........................    355,000      835,028
   Indocement Tunggal Prakarsa Tbk PT...................  1,284,500    2,604,593
   Indofood CBP Sukses Makmur Tbk PT....................    998,500    1,086,402
   Indofood Sukses Makmur Tbk PT........................  4,404,000    2,779,654
   Indosat Tbk PT.......................................    885,000      430,356
   Indosat Tbk PT ADR...................................      1,674       39,172
  *Inovisi Infracom Tbk PT..............................    456,945       64,821
   Japfa Comfeed Indonesia Tbk PT.......................    437,500       51,880
   Jasa Marga Persero Tbk PT............................  1,526,500      794,111
   Kalbe Farma Tbk PT................................... 18,613,000    2,585,721
   Lippo Karawaci Tbk PT................................ 31,811,500    3,957,008

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
                                                           SHARES     VALUE++
                                                          --------- ------------
INDONESIA -- (Continued)
   Mayora Indah Tbk PT...................................   746,000 $  2,320,077
   Media Nusantara Citra Tbk PT.......................... 4,428,000    1,334,277
  *Panasia Indo Resources Tbk PT.........................    75,100        4,713
   Perusahaan Gas Negara Persero Tbk PT.................. 8,045,500    4,620,363
   Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.     8,500          925
   Semen Indonesia Persero Tbk PT........................ 2,585,500    3,824,158
   Sinar Mas Agro Resources and Technology Tbk PT........ 1,116,500      912,403
   Sumber Alfaria Trijaya Tbk PT.........................    40,000        2,491
   Surya Citra Media Tbk PT.............................. 1,976,000      514,162
   Tambang Batubara Bukit Asam Persero Tbk PT............   848,500      821,212
   Telekomunikasi Indonesia Persero Tbk PT............... 7,835,140    9,064,374
  *Tower Bersama Infrastructure Tbk PT................... 1,177,000      652,411
   Unilever Indonesia Tbk PT............................. 1,381,500    4,265,882
   United Tractors Tbk PT................................ 1,461,196    2,388,403
   Vale Indonesia Tbk PT................................. 2,957,000      507,979
   XL Axiata Tbk PT...................................... 2,147,500      939,858
                                                                    ------------
TOTAL INDONESIA..........................................            102,858,176
                                                                    ------------
MALAYSIA -- (4.1%)
   Aeon Co. M Bhd........................................    22,700      108,477
   Affin Holdings Bhd....................................   468,600      610,429
   AirAsia BHD........................................... 1,708,500    1,661,769
   Alliance Financial Group Bhd.......................... 1,256,600    2,074,890
   AMMB Holdings Bhd..................................... 2,019,659    4,875,804
   Axiata Group Bhd...................................... 2,601,075    5,441,417
   Batu Kawan BHD........................................    86,200      486,071
   Berjaya Land Bhd......................................    95,000       26,631
   Berjaya Sports Toto Bhd...............................   725,025      934,147
   Boustead Holdings Bhd.................................   434,386      703,007
   British American Tobacco Malaysia Bhd.................   116,300    2,195,634
  *Bumi Armada Bhd....................................... 1,127,700    1,372,860
   CIMB Group Holdings Bhd............................... 4,965,654   12,036,173
   Dialog Group BHD...................................... 1,663,300    1,429,418
   DiGi.Com Bhd.......................................... 3,421,520    4,902,062
   DRB-Hicom Bhd......................................... 1,203,600      941,873
   Fraser & Neave Holdings Bhd...........................    90,500      510,640
   Gamuda Bhd............................................ 1,826,000    2,677,343
   Genting Bhd........................................... 1,894,300    5,734,656
   Genting Malaysia Bhd.................................. 3,020,000    3,871,246
   Genting Plantations Bhd...............................   266,600      809,948
   Guinness Anchor Bhd...................................   128,700      714,041
   Hartalega Holdings Bhd................................    61,600      123,439
   Hong Leong Bank Bhd...................................   606,560    2,575,679
   Hong Leong Financial Group Bhd........................   231,829      998,505
   IJM Corp. Bhd......................................... 1,540,181    2,746,633
   IOI Corp. Bhd......................................... 2,896,205    4,882,125
   KPJ Healthcare Bhd....................................    66,100      134,290
   Kuala Lumpur Kepong Bhd...............................   449,500    2,937,156
   Kulim Malaysia BHD....................................   470,200      516,137
   Lafarge Malayan Cement Bhd............................   333,580    1,062,415
   Malayan Banking Bhd................................... 4,699,995   14,857,339
   Malaysia Airports Holdings Bhd........................   702,351    1,459,434
   Malaysia Marine and Heavy Engineering Holdings Bhd....   414,500      540,069

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
                                                           SHARES     VALUE++
                                                         ---------- ------------
MALAYSIA -- (Continued)
  *Malaysian Airline System Bhd.........................  1,586,300 $    148,902
   Maxis Bhd............................................  2,292,800    5,027,700
  *MISC Bhd.............................................  1,391,098    2,329,310
   MMC Corp. Bhd........................................  1,092,100      904,483
   Multi-Purpose Holdings BHD...........................     39,300       46,765
   Nestle Malaysia Bhd..................................    189,300    3,947,730
   Parkson Holdings Bhd.................................    585,720      650,544
   Petronas Chemicals Group Bhd.........................  2,810,400    5,734,107
   Petronas Dagangan BHD................................    251,700    2,078,764
   Petronas Gas Bhd.....................................    488,800    3,140,309
   PPB Group Bhd........................................    531,900    2,442,117
   Public Bank Bhd (B012W42)............................     67,739      360,186
   Public Bank Bhd (B012W53)............................  1,026,901    5,459,754
   RHB Capital Bhd......................................    765,683    1,945,688
  *Sapurakencana Petroleum Bhd..........................  3,683,700    4,378,977
   Shell Refining Co. Federation of Malaya Bhd..........    116,500      298,206
   Sime Darby Bhd.......................................  2,793,120    8,163,111
   SP Setia Bhd.........................................    623,400      641,824
   Telekom Malaysia Bhd.................................    871,700    1,416,325
   Tenaga Nasional Bhd..................................  2,326,350    6,377,392
   UEM Land Holdings Bhd................................  1,520,137    1,254,724
   UMW Holdings Bhd.....................................    485,466    2,075,742
   United Plantations BHD...............................     47,100      378,417
   YTL Corp. Bhd........................................  5,691,586    2,927,960
   YTL Power International Bhd..........................  1,877,240      937,314
                                                                    ------------
TOTAL MALAYSIA..........................................             150,018,108
                                                                    ------------
MEXICO -- (5.5%)
   Alfa S.A.B. de C.V. Class A..........................  3,254,340    8,293,341
  #America Movil S.A.B. de C.V. Series L................ 37,013,906   38,860,581
   America Movil S.A.B. de C.V. Series L ADR............     22,528      472,637
   Arca Continental S.A.B. de C.V.......................    349,300    2,615,494
  *Cemex S.A.B. de C.V..................................    969,888    1,117,751
 #*Cemex S.A.B. de C.V. Sponsored ADR...................  1,225,115   14,101,071
   Coca-Cola Femsa S.A.B. de C.V. Series L..............    298,900    4,212,249
   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........     13,716    1,936,699
   Controladora Comercial Mexicana S.A.B. de C.V........    501,829    2,129,466
  *Corp. Interamericana de Entretenimiento S.A.B. de
    C.V. Class B........................................      8,726        5,930
  #El Puerto de Liverpool S.A.B. de C.V.................    176,381    2,040,856
   Fomento Economico Mexicano S.A.B. de C.V.............  1,793,669   17,861,209
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................     25,323    2,519,385
 #*Genomma Lab Internacional S.A.B. de C.V. Class B.....    119,709      280,604
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR..      4,358      227,618
   Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     Class B............................................    192,400    1,004,422
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR...     34,897    4,133,899
  #Grupo Bimbo S.A.B. de C.V. Series A..................  1,550,116    5,216,104
  #Grupo Carso S.A.B. de C.V. Series A1.................    704,241    3,511,625
  #Grupo Comercial Chedraui S.A. de C.V.................    380,590    1,234,193
  #Grupo Financiero Banorte S.A.B. de C.V...............  2,251,134   14,200,064
   Grupo Financiero Inbursa S.A.B. de C.V...............  1,938,433    4,533,166
   Grupo Industrial Maseca S.A.B. de C.V. Class B.......     92,387      151,896
   Grupo Mexico S.A.B. de C.V. Series B.................  3,779,416   11,602,114
  *Grupo Qumma S.A. de C.V. Series B....................      1,591           --

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
                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
  #Grupo Televisa S.A.B. Series CPO....................  2,556,698 $ 13,811,604
  #Grupo Televisa S.A.B. Sponsored ADR.................    169,167    4,584,426
 #*Impulsora del Desarrollo y El Empleo en America
   Latina S.A.B. de C.V................................  2,373,426    5,318,154
 #*Industrias CH S.A.B. de C.V. Series B...............    190,049    1,218,313
  #Industrias Penoles S.A.B. de C.V....................    103,055    3,234,278
   Kimberly-Clark de Mexico S.A.B. de C.V. Class A.....  1,823,400    6,010,071
   Mexichem S.A.B. de C.V..............................    982,787    4,570,476
 #*Minera Frisco S.A.B. de C.V.........................    783,633    1,718,468
 #*OHL Mexico S.A.B. de C.V............................    761,383    2,008,259
   Organizacion Soriana S.A.B. de C.V. Class B.........  1,112,475    3,719,065
  *Promotora y Operadora de Infraestructura S.A.B. de
    C.V................................................     19,423      203,844
  *Savia SA Class A....................................    120,000           --
  #Wal-Mart de Mexico S.A.B. de C.V. Series V..........  4,968,932   13,596,459
                                                                   ------------
TOTAL MEXICO...........................................             202,255,791
                                                                   ------------
PERU -- (0.3%)
   Cementos Pacasmayo SAA ADR..........................      3,559       45,164
   Cia de Minas Buenaventura SA ADR....................    103,995    1,487,128
   Credicorp, Ltd......................................     62,859    7,467,021
                                                                   ------------
TOTAL PERU.............................................               8,999,313
                                                                   ------------
PHILIPPINES -- (1.3%)
   Aboitiz Equity Ventures, Inc........................  1,585,460    1,836,257
   Aboitiz Power Corp..................................  1,495,200    1,203,280
   Alliance Global Group, Inc..........................  6,710,300    4,059,512
   Ayala Corp..........................................    174,775    2,429,777
   Ayala Land, Inc.....................................  5,823,018    4,028,995
   Bank of the Philippine Islands......................    844,014    1,828,590
   BDO Unibank, Inc....................................  1,533,841    2,860,163
   China Banking Corp..................................      1,380        1,964
   DMCI Holdings, Inc..................................    889,210    1,089,155
   Energy Development Corp.............................  8,056,200    1,120,214
   First Gen Corp......................................    284,600      120,582
   Fwbc Holdings, Inc..................................  2,006,957           --
   Globe Telecom, Inc..................................     34,395    1,292,647
   International Container Terminal Services, Inc......    861,280    1,817,584
   JG Summit Holdings, Inc.............................    168,900      163,344
   Jollibee Foods Corp.................................    397,600    1,418,984
   Manila Electric Co..................................    126,130      832,175
   Megaworld Corp...................................... 18,982,000    1,414,306
   Metro Pacific Investments Corp......................  8,989,700    1,117,361
   Metropolitan Bank & Trust...........................    881,923    2,156,176
   Philippine Long Distance Telephone Co...............     35,545    2,482,730
   Philippine Long Distance Telephone Co.
     Sponsored ADR.....................................      3,998      281,779
  *Philippine National Bank............................    349,520      653,783
   Robinsons Land Corp.................................  2,126,700    1,114,624
   San Miguel Corp.....................................    427,890      847,254
   Security Bank Corp..................................    181,170      600,683
   Semirara Mining Corp................................    112,800      646,324
   SM Investments Corp.................................    290,732    6,358,866
   SM Prime Holdings, Inc..............................  5,616,110    2,269,252

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
                                                            SHARES     VALUE++
                                                           --------- -----------
PHILIPPINES -- (Continued)
   Universal Robina Corp..................................   879,930 $ 2,518,249
                                                                     -----------
TOTAL PHILIPPINES.........................................            48,564,610
                                                                     -----------
POLAND -- (1.6%)
   Bank Handlowy w Warszawie SA...........................    34,275   1,032,281
  *Bank Millennium SA.....................................   701,813   1,361,981
  #Bank Pekao SA..........................................   136,497   7,006,470
  #BRE Bank SA............................................    15,960   2,143,308
  *Cyfrowy Polsat SA......................................    79,369     527,153
   Enea SA................................................    73,778     311,955
  #Eurocash SA............................................    66,621   1,238,442
  *Getin Noble Bank SA.................................... 1,002,923     642,468
   Grupa Azoty SA.........................................    23,851     485,989
  *Grupa Lotos SA.........................................    38,603     398,134
   Grupa Zywiec SA........................................    12,215   1,617,566
  *ING Bank Slaski SA.....................................    33,678   1,046,173
  #Jastrzebska Spolka Weglowa SA..........................    38,639     807,504
  *Kernel Holding SA......................................    42,365     661,245
   KGHM Polska Miedz SA...................................   127,397   4,414,520
   LPP SA.................................................       475   1,038,850
  *Lubelski Wegiel Bogdanka SA............................    21,492     707,755
   PGE SA.................................................   881,972   4,170,548
   Polski Koncern Naftowy Orlen SA........................   378,082   5,132,501
  #Polskie Gornictwo Naftowe i Gazownictwo SA............. 1,375,419   2,666,055
   Powszechna Kasa Oszczednosci Bank Polski SA............   878,015  10,219,673
   Powszechny Zaklad Ubezpieczen SA.......................    54,706   7,765,938
   Synthos SA.............................................   506,543     696,316
   Tauron Polska Energia SA...............................   776,176   1,066,820
   Telekomunikacja Polska SA..............................   591,537   1,400,425
                                                                     -----------
TOTAL POLAND..............................................            58,560,070
                                                                     -----------
RUSSIA -- (4.5%)
   Eurasia Drilling Co., Ltd. GDR.........................   125,528   4,943,114
  *Federal Hydrogenerating Co. JSC ADR.................... 1,357,590   2,301,115
  *Gazprom OAO Sponsored ADR.............................. 5,975,354  46,175,110
   Globaltrans Investment P.L.C. GDR......................    83,363   1,164,913
   Lukoil OAO Sponsored ADR...............................   511,124  30,076,221
   Magnitogorsk Iron & Steel Works GDR....................   146,282     450,064
   Mail.ru Group, Ltd. GDR................................    46,941   1,500,090
 #*Mechel Sponsored ADR...................................   170,001     482,803
   MMC Norilsk Nickel OJSC ADR............................   532,268   7,117,621
   Novolipetsk Steel OJSC GDR.............................    84,763   1,228,906
   Novorossiysk Commercial Sea Port PJSC GDR..............    33,123     222,511
   O'Key Group SA GDR.....................................    35,623     460,382
   Phosagro OAO GDR.......................................    28,781     270,678
  *PIK Group GDR..........................................     2,241       4,861
   Rosneft OAO GDR........................................ 1,187,407   8,389,305
   Rostelecom OJSC Sponsored ADR..........................    81,780   1,661,276
   Sberbank of Russia Sponsored ADR....................... 2,696,685  30,957,119
   Severstal OAO GDR......................................   206,881   1,555,038
  *Tatneft OAO Sponsored ADR..............................   228,215   8,387,844
   TMK OAO GDR............................................    52,030     702,196

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
                                                           SHARES     VALUE++
                                                          --------- ------------
RUSSIA -- (Continued)
   Uralkali OJSC GDR.....................................   243,063 $  5,265,073
   VimpelCom, Ltd. Sponsored ADR.........................   610,357    6,109,673
  *VTB Bank OJSC GDR..................................... 1,624,409    4,562,700
  *X5 Retail Group NV GDR................................    88,353    1,470,968
                                                                    ------------
TOTAL RUSSIA.............................................            165,459,581
                                                                    ------------
SOUTH AFRICA -- (6.8%)
  #ABSA Group, Ltd.......................................   365,243    5,276,586
  #African Bank Investments, Ltd.........................   709,671    1,045,921
   African Rainbow Minerals, Ltd.........................   118,603    1,949,144
  *Anglo American Platinum, Ltd..........................    63,581    2,249,409
  #AngloGold Ashanti, Ltd. Sponsored ADR.................   331,815    4,370,004
  *ArcelorMittal South Africa, Ltd.......................   203,913      687,819
   Aspen Pharmacare Holdings, Ltd........................   292,908    6,492,337
   Assore, Ltd...........................................    27,520      927,980
   AVI, Ltd..............................................   294,307    1,715,198
   Barloworld, Ltd.......................................   259,964    2,155,155
   Bidvest Group, Ltd....................................   317,333    7,838,983
  #Capitec Bank Holdings, Ltd............................    43,201      789,485
   Coronation Fund Managers, Ltd.........................   230,512    1,532,990
   Discovery, Ltd........................................   357,805    3,229,557
   Distell Group, Ltd....................................    15,700      196,791
  #Exxaro Resources, Ltd.................................   135,964    2,095,732
   FirstRand, Ltd........................................ 3,230,216    9,689,938
   Foschini Group, Ltd. (The)............................   174,302    1,773,996
  #Gold Fields, Ltd. Sponsored ADR.......................   710,430    4,283,893
   Growthpoint Properties, Ltd...........................   764,019    1,924,984
  #Harmony Gold Mining Co., Ltd..........................   132,269      499,303
   Harmony Gold Mining Co., Ltd. Sponsored ADR...........   331,569    1,276,541
   Impala Platinum Holdings, Ltd.........................   509,209    5,001,555
   Imperial Holdings, Ltd................................   199,781    4,164,078
   Investec, Ltd.........................................   266,068    1,782,910
  #Kumba Iron Ore, Ltd...................................    71,573    3,169,418
  #Liberty Holdings, Ltd.................................   155,216    1,923,732
   Life Healthcare Group Holdings, Ltd...................   877,243    3,196,594
   Massmart Holdings, Ltd................................   101,022    1,710,581
   Mediclinic International, Ltd.........................   272,408    1,899,650
   MMI Holdings, Ltd..................................... 1,314,817    2,859,834
   Mondi, Ltd............................................   120,141    1,776,019
   Mr Price Group, Ltd...................................   222,670    2,902,643
  #MTN Group, Ltd........................................ 1,766,582   33,073,277
   Nampak, Ltd...........................................   664,219    2,148,798
   Naspers, Ltd. Class N.................................   390,117   32,626,270
   Nedbank Group, Ltd....................................   229,820    4,138,441
   Netcare, Ltd..........................................   849,610    2,018,559
  #Pick n Pay Stores, Ltd................................   244,318      934,648
   PPC, Ltd..............................................    60,146      175,852
   PSG Group, Ltd........................................    61,341      398,012
   Sanlam, Ltd........................................... 1,921,664    9,234,981
   Santam, Ltd...........................................    36,566      686,436
  *Sappi, Ltd. Sponsored ADR.............................       800        2,160
   Sasol, Ltd............................................     6,836      314,077
  #Sasol, Ltd. Sponsored ADR.............................   563,572   25,986,305

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH AFRICA -- (Continued)
   Shoprite Holdings, Ltd................................   409,451 $  6,923,706
  *Sibanye Gold, Ltd. Sponsored ADR......................   174,646      543,149
   Spar Group, Ltd. (The)................................   152,750    1,774,342
   Standard Bank Group, Ltd.............................. 1,209,908   13,529,006
  *Steinhoff International Holdings, Ltd................. 1,482,591    3,925,482
   Tiger Brands, Ltd.....................................   154,890    4,816,879
   Truworths International, Ltd..........................   320,639    2,714,300
   Tsogo Sun Holdings, Ltd...............................   288,868      764,784
   Vodacom Group, Ltd....................................   355,849    4,200,629
   Woolworths Holdings, Ltd..............................   626,112    4,271,165
                                                                    ------------
TOTAL SOUTH AFRICA.......................................            247,590,018
                                                                    ------------
SOUTH KOREA -- (14.2%)
  #Amorepacific Corp.....................................     2,987    2,519,434
  #AMOREPACIFIC Group....................................     3,010    1,040,133
   BS Financial Group, Inc...............................   221,660    3,164,028
  #Celltrion, Inc........................................    55,053    3,198,373
   Cheil Industries, Inc.................................    51,812    4,097,145
  *Cheil Worldwide, Inc..................................    87,060    1,995,165
  #CJ CheilJedang Corp...................................     8,825    2,225,677
   CJ Corp...............................................    16,574    1,688,338
  *CJ Korea Express Co., Ltd.............................     5,587      488,936
   Coway Co., Ltd........................................    50,818    2,709,419
   Daelim Industrial Co., Ltd............................    36,223    2,863,076
 #*Daewoo Engineering & Construction Co., Ltd............   133,508      916,240
  #Daewoo International Corp.............................    45,753    1,564,086
   Daewoo Securities Co., Ltd............................   220,281    1,950,664
  #Daewoo Shipbuilding & Marine Engineering Co., Ltd.....   109,830    2,894,321
   Dongbu Insurance Co., Ltd.............................    45,450    1,924,412
   Doosan Corp...........................................     9,398    1,191,028
   Doosan Heavy Industries & Construction Co., Ltd.......    52,779    2,165,062
 #*Doosan Infracore Co., Ltd.............................   100,420    1,102,323
   E-Mart Co., Ltd.......................................    25,293    4,760,025
  #GS Engineering & Construction Corp....................    38,637    1,047,389
   GS Holdings...........................................    66,625    3,271,803
   Hana Financial Group, Inc.............................   316,379   10,132,432
   Hankook Tire Co., Ltd.................................    66,995    3,583,681
  #Hanwha Chemical Corp..................................    98,760    1,651,131
   Hanwha Corp...........................................    47,620    1,301,991
   Hanwha Life Insurance Co., Ltd........................   204,320    1,224,446
  #Hite Jinro Co., Ltd...................................    22,640      553,841
  #Hotel Shilla Co., Ltd.................................    31,278    1,851,503
   Hyundai Department Store Co., Ltd.....................    17,135    2,461,556
   Hyundai Engineering & Construction Co., Ltd...........    77,500    4,079,296
  #Hyundai Glovis Co., Ltd...............................    11,990    2,065,655
  #Hyundai Heavy Industries Co., Ltd.....................    48,091    8,977,005
  #Hyundai Hysco Co., Ltd................................    35,114    1,231,790
   Hyundai Marine & Fire Insurance Co., Ltd..............    68,600    1,882,076
 #*Hyundai Merchant Marine Co., Ltd......................    47,685      680,459
   Hyundai Mobis.........................................    70,280   17,132,374
   Hyundai Motor Co......................................   158,812   32,838,106
  #Hyundai Steel Co......................................    70,734    4,306,816
   Hyundai Wia Corp......................................    14,396    2,101,019

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
                                                             SHARES    VALUE++
                                                             ------- -----------
SOUTH KOREA -- (Continued)
   Industrial Bank of Korea................................. 195,210 $ 1,979,380
   Kangwon Land, Inc........................................ 114,660   2,918,514
   KB Financial Group, Inc.................................. 353,265  11,174,184
   KB Financial Group, Inc. ADR.............................  97,918   3,096,167
   KCC Corp.................................................   6,039   1,874,323
  #KEPCO Engineering & Construction Co., Inc................   8,507     547,960
  #KEPCO Plant Service & Engineering Co., Ltd...............  12,199     593,989
   Kia Motors Corp.......................................... 270,669  15,325,573
   Korea Aerospace Industries, Ltd..........................  35,900     921,790
  *Korea Electric Power Corp................................ 197,690   5,046,681
   Korea Gas Corp...........................................  19,604   1,088,898
   Korea Investment Holdings Co., Ltd.......................  32,780   1,185,144
  #Korea Zinc Co., Ltd......................................   9,452   2,417,467
  *Korean Air Lines Co., Ltd................................  39,585     993,655
   KT Corp..................................................  23,160     749,405
  #KT&G Corp................................................ 100,502   6,772,494
   Kumho Petro chemical Co., Ltd............................  15,006   1,198,443
   LG Chem, Ltd.............................................  47,843  11,999,778
   LG Corp.................................................. 108,548   6,308,520
  *LG Display Co., Ltd......................................  14,300     354,769
 #*LG Display Co., Ltd. ADR................................. 486,337   6,025,715
  #LG Electronics, Inc...................................... 113,853   7,385,365
  #LG Household & Health Care, Ltd..........................   8,626   4,542,034
  *LG Uplus Corp............................................ 259,030   3,159,012
  #Lotte Chemical Corp......................................  21,503   3,250,006
   Lotte Confectionery Co., Ltd.............................     263     371,105
   Lotte Shopping Co., Ltd..................................  12,940   4,044,562
   LS Corp..................................................  17,345   1,111,585
   Macquarie Korea Infrastructure Fund...................... 200,980   1,218,608
  #Mando Corp...............................................  10,816   1,135,675
  #NCSoft Corp..............................................  14,464   2,191,847
   NHN Corp.................................................  39,776  10,391,665
  #OCI Co., Ltd.............................................  17,637   2,610,584
   Orion Corp/Republic of South Korea.......................   3,321   3,015,298
   POSCO....................................................  50,240  14,429,706
   POSCO ADR................................................  67,985   4,873,165
   S-1 Corp.................................................  16,316   1,009,368
   S-Oil Corp...............................................  47,441   3,187,207
   Samsung C&T Corp......................................... 143,779   7,110,197
   Samsung Card Co., Ltd....................................  23,720     796,850
  #Samsung Electro-Mechanics Co., Ltd.......................  57,281   4,119,726
   Samsung Electronics Co., Ltd.............................  81,840  93,258,027
   Samsung Electronics Co., Ltd. GDR........................  49,372  28,221,383
  #Samsung Engineering Co., Ltd.............................  27,417   1,917,318
   Samsung Fire & Marine Insurance Co., Ltd.................  37,748   8,057,060
   Samsung Heavy Industries Co., Ltd........................ 170,610   6,059,892
   Samsung Life Insurance Co., Ltd..........................  61,987   5,928,351
   Samsung SDI Co., Ltd.....................................  39,230   5,683,980
   Samsung Securities Co., Ltd..............................  68,528   2,805,892
   Samsung Techwin Co., Ltd.................................  34,401   2,154,644
   Shinhan Financial Group Co., Ltd......................... 374,876  13,665,034
   Shinhan Financial Group Co., Ltd. ADR....................  86,082   3,139,411
   Shinsegae Co., Ltd.......................................   6,575   1,279,402

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
                                                           SHARES     VALUE++
                                                         ---------- ------------
SOUTH KOREA -- (Continued)
  #SK C&C Co., Ltd......................................     21,215 $  1,915,880
   SK Holdings Co., Ltd.................................     29,943    4,703,843
 #*SK Hynix, Inc........................................    512,610   12,400,411
   SK Innovation Co., Ltd...............................     69,006    9,330,283
   SK Networks Co., Ltd.................................    119,800      692,415
   SK Telecom Co., Ltd..................................      8,002    1,567,839
   Woori Finance Holdings Co., Ltd......................    419,590    4,198,711
   Woori Finance Holdings Co., Ltd. ADR.................      1,223       36,702
   Woori Investment & Securities Co., Ltd...............    147,510    1,535,324
   Young Poong Corp.....................................        176      241,832
                                                                    ------------
TOTAL SOUTH KOREA.......................................             518,152,302
                                                                    ------------
TAIWAN -- (12.1%)
 #*Acer, Inc............................................  3,474,040    2,565,082
   Advanced Semiconductor Engineering, Inc..............  6,376,929    5,228,166
   Advanced Semiconductor Engineering, Inc. ADR.........     77,739      311,733
   Advantech Co., Ltd...................................    273,200    1,320,731
  #Asia Cement Corp.....................................  2,357,846    2,955,615
  #Asustek Computer, Inc................................    754,180    6,577,431
  *AU Optronics Corp....................................  7,124,873    2,566,313
  *AU Optronics Corp. Sponsored ADR.....................    326,626    1,188,919
  #Catcher Technology Co., Ltd..........................    750,429    3,245,154
   Cathay Financial Holding Co., Ltd....................  6,945,301   10,090,706
   Cathay Real Estate Development Co., Ltd..............    663,000      474,078
   Chang Hwa Commercial Bank............................  5,161,723    2,958,973
   Cheng Shin Rubber Industry Co., Ltd..................  1,754,753    5,805,338
   Cheng Uei Precision Industry Co., Ltd................    384,109      779,323
   Chicony Electronics Co., Ltd.........................    507,574    1,216,217
  *China Airlines, Ltd..................................  3,543,536    1,311,771
   China Development Financial Holding Corp............. 16,196,121    4,582,561
   China Life Insurance Co., Ltd........................  2,603,401    2,669,994
   China Motor Corp.....................................    649,000      546,721
   China Petrochemical Development Corp.................  2,243,613    1,148,331
   China Steel Chemical Corp............................    139,000      790,331
  #China Steel Corp..................................... 12,464,895   10,301,025
   Chinatrust Financial Holding Co., Ltd................ 13,259,998    8,746,433
   Chipbond Technology Corp.............................    575,000    1,266,571
   Chunghwa Telecom Co., Ltd............................    880,000    2,813,306
  #Chunghwa Telecom Co., Ltd. ADR.......................    236,502    7,584,619
   Clevo Co.............................................    526,075      978,707
   Compal Electronics, Inc..............................  5,732,541    3,971,313
   CTCI Corp............................................    602,000    1,082,544
   Delta Electronics, Inc...............................  1,836,366    8,907,720
   E Ink Holdings, Inc..................................    321,000      181,576
   E.Sun Financial Holding Co., Ltd.....................  5,316,047    3,545,276
   Eclat Textile Co., Ltd...............................    156,000    1,200,064
  #Epistar Corp.........................................  1,139,000    1,896,732
  *Eva Airways Corp.....................................  1,840,600    1,025,683
  *Evergreen Marine Corp. Taiwan, Ltd...................  2,269,249    1,270,907
   Far Eastern Department Stores Co., Ltd...............  1,078,634    1,027,327
   Far Eastern New Century Corp.........................  3,354,192    3,784,344
   Far EasTone Telecommunications Co., Ltd..............  1,527,000    3,885,200
   Farglory Land Development Co., Ltd...................    394,229      716,337

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
                                                            SHARES     VALUE++
                                                          ---------- -----------
TAIWAN -- (Continued)
   Feng Hsin Iron & Steel Co.............................    214,000 $   377,003
   First Financial Holding Co., Ltd......................  7,722,415   4,786,628
   Formosa Chemicals & Fibre Corp........................  3,461,518   8,610,828
   Formosa International Hotels Corp.....................     28,600     367,586
  #Formosa Petrochemical Corp............................  1,160,000   3,015,286
   Formosa Plastics Corp.................................  4,225,153  10,616,870
   Formosa Taffeta Co., Ltd..............................    848,000     794,094
  #Foxconn Technology Co., Ltd...........................    886,369   2,198,480
   Fubon Financial Holding Co., Ltd......................  6,420,233   9,012,665
   Giant Manufacturing Co., Ltd..........................    274,506   2,075,263
  #Gourmet Master Co., Ltd...............................     33,000     191,887
 #*HannStar Display Corp.................................  3,348,000   1,330,485
   Highwealth Construction Corp..........................    384,200     856,501
  #Hiwin Technologies Corp...............................    169,100   1,055,943
   Hon Hai Precision Industry Co., Ltd................... 10,797,506  27,958,109
  #Hotai Motor Co., Ltd..................................    235,000   2,596,998
  #HTC Corp..............................................    798,235   4,235,903
   Hua Nan Financial Holdings Co., Ltd...................  6,042,170   3,515,559
  *Innolux Corp..........................................  8,253,341   3,656,415
  *Inotera Memories, Inc.................................  1,642,000     613,844
   Inventec Corp.........................................  3,189,551   2,405,557
   Kenda Rubber Industrial Co., Ltd......................    512,000   1,322,170
   Kinsus Interconnect Technology Corp...................    289,000   1,028,994
  #Largan Precision Co., Ltd.............................     96,860   3,363,783
   LCY Chemical Corp.....................................    434,123     589,858
   Lite-On Technology Corp...............................  2,298,910   3,913,516
   Lung Yen Life Service Corp............................    117,000     360,659
 #*Macronix International................................  4,110,218     989,439
  #MediaTek, Inc.........................................  1,096,995  13,169,300
   Mega Financial Holding Co., Ltd.......................  9,691,000   8,093,506
   Merida Industry Co., Ltd..............................    194,750   1,298,600
  #Nan Kang Rubber Tire Co., Ltd.........................    534,780     637,075
   Nan Ya Plastics Corp..................................  4,803,564  10,087,989
  *Nan Ya Printed Circuit Board Corp.....................    206,968     258,865
   Novatek Microelectronics Corp.........................    582,000   2,572,457
   Oriental Union Chemical Corp..........................    502,000     490,836
 #*Pegatron Corp.........................................  1,949,345   2,877,824
  #Phison Electronics Corp...............................    146,000   1,088,239
   Pou Chen Corp.........................................  2,701,487   2,764,439
  #Powertech Technology, Inc.............................    929,819   1,781,112
   President Chain Store Corp............................    545,831   4,066,933
  #Quanta Computer, Inc..................................  2,528,000   5,880,219
  #Radiant Opto-Electronics Corp.........................    474,170   1,484,147
   Realtek Semiconductor Corp............................    395,000     943,481
  #Ruentex Development Co., Ltd..........................    652,351   1,274,916
  #Ruentex Industries, Ltd...............................    496,937   1,136,996
   ScinoPharm Taiwan, Ltd................................    236,000     670,846
   Senao International Co., Ltd..........................     67,000     224,411
 #*Shin Kong Financial Holding Co., Ltd..................  7,963,344   2,696,353
   Siliconware Precision Industries Co...................  2,677,324   3,102,690
   #Siliconware Precision Industries Co. Sponsored ADR...     67,173     382,886
   Simplo Technology Co., Ltd............................    298,000   1,310,847
   SinoPac Financial Holdings Co., Ltd...................  7,170,992   3,610,677

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
                                                           SHARES     VALUE++
                                                         ---------- ------------
TAIWAN -- (Continued)
   St Shine Optical Co., Ltd............................     42,000 $  1,175,035
   Standard Foods Corp..................................    269,784      815,209
  #Synnex Technology International Corp.................  1,393,756    1,750,577
   Taishin Financial Holding Co., Ltd...................  8,130,981    3,782,124
  *Taiwan Business Bank.................................  3,983,338    1,210,488
   Taiwan Cement Corp...................................  3,936,720    4,808,200
   Taiwan Cooperative Financial Holding.................  6,070,539    3,470,297
   Taiwan FamilyMart Co., Ltd...........................     16,000       82,692
   Taiwan Fertilizer Co., Ltd...........................  1,074,000    2,623,641
   Taiwan Glass Industry Corp...........................  1,136,253    1,065,659
   Taiwan Mobile Co., Ltd...............................  1,706,300    6,198,471
   Taiwan Secom Co., Ltd................................     49,000      110,442
   Taiwan Semiconductor Manufacturing Co., Ltd.......... 23,426,808   79,667,230
   Teco Electric and Machinery Co., Ltd.................  2,181,000    2,375,780
  #Ton Yi Industrial Corp...............................    763,000      668,810
   Transcend Information, Inc...........................    231,181      670,590
   Tripod Technology Corp...............................    482,870    1,005,118
   TSRC Corp............................................    633,300    1,148,135
   U-Ming Marine Transport Corp.........................    551,860      835,280
   Uni-President Enterprises Corp.......................  4,207,090    8,581,166
   Unimicron Technology Corp............................  1,788,896    1,641,830
  #United Microelectronics Corp......................... 14,174,000    6,339,789
   USI Corp.............................................    559,700      399,893
   Vanguard International Semiconductor Corp............    786,000      784,539
  *Walsin Lihwa Corp....................................  3,769,000    1,102,571
   Wan Hai Lines, Ltd...................................  1,104,800      590,980
 #*Wintek Corp..........................................  1,832,760      745,525
  #Wistron Corp.........................................  2,849,947    2,714,579
   WPG Holdings, Ltd....................................  1,645,869    2,046,665
  *Yang Ming Marine Transport Corp......................  1,741,300      740,215
   Yuanta Financial Holding Co., Ltd....................  9,783,577    5,102,704
   Yulon Motor Co., Ltd.................................  1,075,000    1,734,569
   Zhen Ding Technology Holding, Ltd....................    224,700      506,303
                                                                    ------------
TOTAL TAIWAN............................................             442,760,245
                                                                    ------------
THAILAND -- (2.7%)
   Advanced Info Service PCL............................    973,700    8,865,958
   Airports of Thailand PCL.............................    372,200    2,116,664
   Bangkok Bank PCL (6077019)...........................    329,000    2,196,837
   Bangkok Bank PCL (6368360)...........................    576,600    3,776,454
   Bangkok Dusit Medical Services PCL...................    502,300    2,351,021
   Bangkok Life Assurance PCL...........................    435,800      821,476
   Bank of Ayudhya PCL..................................  2,590,200    3,082,586
   Banpu PCL............................................    115,150      849,829
   BEC World PCL........................................    645,300    1,267,922
   Big C Supercenter PCL (6368434)......................    243,500    1,509,233
   Big C Supercenter PCL (6763932)......................     24,600      152,473
   Bumrungrad Hospital PCL..............................    239,000      620,407
   Central Pattana PCL..................................  1,151,200    1,581,521
   Charoen Pokphand Foods PCL...........................  2,765,100    2,473,572
   CP ALL PCL...........................................  2,986,200    3,410,756
   Delta Electronics Thailand PCL.......................    429,500      614,061
   Electricity Generating PCL...........................    149,800      650,888

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
THAILAND -- (Continued)
   Glow Energy PCL.......................................    373,300 $   816,966
   Home Product Center PCL...............................  2,540,660     957,821
   Indorama Ventures PCL.................................  1,784,800   1,014,998
   IRPC PCL..............................................  8,859,600     900,113
   Jasmine International PCL.............................  2,397,900     635,865
   Kasikornbank PCL......................................  1,146,600   6,850,294
   Krung Thai Bank PCL...................................  5,908,587   3,341,278
   Land and Houses PCL...................................  3,235,600   1,044,075
   Minor International PCL...............................  1,319,700     969,748
   Pruksa Real Estate PCL................................    483,900     290,649
   PTT Exploration & Production PCL (B1359J0)............  1,321,255   6,585,169
   PTT Exploration & Production PCL (B1359L2)............     65,409     326,000
   PTT Global Chemical PCL...............................  1,758,472   3,707,960
   PTT PCL...............................................    999,200  10,566,620
   Ratchaburi Electricity Generating Holding PCL.........    521,300     849,403
   Robinson Department Store PCL.........................    370,100     668,072
   Siam Cement PCL (6609906).............................    124,800   1,834,121
   Siam Cement PCL (6609928).............................    168,800   2,469,981
   Siam City Cement PCL..................................     94,913   1,297,852
   Siam Commercial Bank PCL..............................  1,127,766   5,710,892
   Siam Global House PCL.................................    878,400     566,891
   Siam Makro PCL........................................     68,600   1,700,754
   Thai Airways International PCL........................    844,300     612,320
   Thai Oil PCL..........................................    879,500   1,714,041
   Thai Union Frozen Products PCL........................    424,560     762,987
   TMB Bank PCL.......................................... 19,864,000   1,485,040
   Total Access Communication PCL (B1YWK08)..............    517,600   1,943,067
   Total Access Communication PCL (B231MK7)..............    214,100     803,730
  *True Corp. PCL........................................  4,539,800   1,138,576
                                                                     -----------
TOTAL THAILAND...........................................             97,906,941
                                                                     -----------
TURKEY -- (1.9%)
   Akbank TAS............................................  1,972,735   7,552,944
   Anadolu Efes Biracilik Ve Malt Sanayii A.S............    224,564   3,090,576
  #Arcelik A.S...........................................    232,056   1,546,443
  #Aselsan Elektronik Sanayi Ve Ticaret A.S..............     95,843     435,176
  #BIM Birlesik Magazalar A.S............................    201,924   4,645,401
   Coca-Cola Icecek A.S..................................     61,182   1,719,208
  *Dogan Yayin Holding A.S...............................          1          --
   Enka Insaat ve Sanayi A.S.............................    458,239   1,263,251
  #Eregli Demir ve Celik Fabrikalari TAS.................  1,985,239   1,969,002
   Ford Otomotiv Sanayi A.S..............................     74,222   1,064,868
   KOC Holding A.S.......................................    751,407   3,313,464
  #Koza Altin Isletmeleri A.S............................     33,500     461,828
  *Migros Ticaret A.S....................................     33,309     351,425
  *Petkim Petrokimya Holding A.S.........................     80,883     112,750
   TAV Havalimanlari Holding A.S.........................    146,917     918,271
   Tofas Turk Otomobil Fabrikasi A.S.....................    111,412     736,136
   Tupras Turkiye Petrol Rafinerileri A.S................    124,991   2,675,881
  #Turk Hava Yollari.....................................  1,063,361   4,465,291
  #Turk Telekomunikasyon A.S.............................    563,410   2,017,930
 #*Turkcell Iletisim Hizmetleri A.S......................    681,855   3,954,594
  *Turkcell Iletisim Hizmetleri A.S. ADR.................     73,838   1,077,296

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                        --------- --------------
TURKEY -- (Continued)
   Turkiye Garanti Bankasi A.S......................... 2,734,095 $   10,670,086
   Turkiye Halk Bankasi A.S............................   715,217      5,372,672
   Turkiye Is Bankasi.................................. 1,864,132      4,937,601
   Turkiye Sise ve Cam Fabrikalari A.S.................   711,487      1,021,424
  #Turkiye Vakiflar Bankasi Tao........................   943,516      2,053,684
   Ulker Biskuvi Sanayi A.S............................    76,380        515,862
   Yapi ve Kredi Bankasi A.S...........................   874,529      1,902,908
                                                                  --------------
TOTAL TURKEY...........................................               69,845,972
                                                                  --------------
TOTAL COMMON STOCKS....................................            3,233,458,673
                                                                  --------------
PREFERRED STOCKS -- (3.7%)
BRAZIL -- (3.6%)
   AES Tiete SA........................................    91,098        900,458
   Banco Bradesco SA................................... 2,467,295     29,957,732
   Banco do Estado do Rio Grande do Sul SA Class B.....   165,000      1,102,242
  *Braskem SA Class A..................................    73,800        568,700
   Centrais Eletricas Brasileiras SA Class B...........   125,500        457,694
   Cia Brasileira de Distribuicao Grupo Pao de Acucar..    41,100      1,823,003
   Cia de Bebidas das Americas.........................   171,764      6,475,737
   Cia de Gas de Sao Paulo Class A.....................     9,027        220,595
   Cia de Transmissao de Energia Eletrica Paulista.....    30,889        458,999
   Cia Energetica de Minas Gerais......................   467,267      4,272,556
   Cia Energetica de Sao Paulo Class B.................   136,510      1,202,133
   Cia Paranaense de Energia...........................    32,400        397,091
  *Empresa Nacional de Comercio Redito e Participacoes
    SA.................................................       380          7,579
   Gerdau SA...........................................   836,068      5,346,936
   Itau Unibanco Holding SA............................ 2,853,640     36,449,939
   Klabin SA...........................................   663,777      3,223,814
   Lojas Americanas SA.................................   416,467      2,904,416
   Marcopolo SA........................................    95,400        541,535
   Oi SA...............................................   463,558        851,386
   Petroleo Brasileiro SA..............................   947,300      6,764,204
   Suzano Papel e Celulose SA Class A..................   419,600      1,430,946
   Telefonica Brasil SA................................   248,684      5,266,147
  *Usinas Siderurgicas de Minas Gerais SA Class A......   609,817      2,328,229
   Vale SA............................................. 1,529,491     18,872,673
                                                                  --------------
TOTAL BRAZIL...........................................              131,824,744
                                                                  --------------
CHILE -- (0.0%)
   Embotelladora Andina SA Class B.....................     9,255         48,630
                                                                  --------------
COLOMBIA -- (0.1%)
   Avianca Holdings SA.................................    45,819         97,454
   Banco Davivienda SA.................................   114,619      1,396,177
   Grupo Aval Acciones y Valores....................... 1,476,991      1,067,939

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                                 SHARES       VALUE++
                                                                                               ----------- --------------
COLOMBIA -- (Continued)
   Grupo de Inversiones Suramericana SA.......................................................      41,562 $      830,911
                                                                                                           --------------
TOTAL COLOMBIA................................................................................                  3,392,481
                                                                                                           --------------
TOTAL PREFERRED STOCKS........................................................................                135,265,855
                                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Banco Santander Brasil SA 08/02/13.........................................................     663,115             --
                                                                                                           --------------

                                                                                                 SHARES/
                                                                                                  FACE
                                                                                                 AMOUNT
                                                                                                  (000)       VALUE+
                                                                                               ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@DFA Short Term Investment Fund............................................................  24,373,379    282,000,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.10%, 08/01/13 (Collateralized by
    $1,118,566 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 01/01/40 to
    05/01/42, valued at $717,716) to be repurchased at $703,645............................... $       704        703,643
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL...........................................................                282,703,643
                                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,750,661,844)^^                                                                                   $3,651,428,171
                                                                                                           ==============

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Argentina..................             --             --   --                --
   Brazil..................... $  264,473,592             --   --    $  264,473,592
   Chile......................     60,540,241             --   --        60,540,241
   China......................    119,822,534 $  397,840,852   --       517,663,386
   Colombia...................     26,679,454             --   --        26,679,454
   Czech Republic.............             --     10,009,012   --        10,009,012
   Egypt......................             --      2,516,265   --         2,516,265
   Hong Kong..................          8,720             --   --             8,720
   Hungary....................             --     11,370,340   --        11,370,340
   India......................     24,512,119    202,714,417   --       227,226,536
   Indonesia..................         46,376    102,811,800   --       102,858,176
   Malaysia...................             --    150,018,108   --       150,018,108
   Mexico.....................    202,255,791             --   --       202,255,791
   Peru.......................      8,999,313             --   --         8,999,313
   Philippines................        281,779     48,282,831   --        48,564,610
   Poland.....................             --     58,560,070   --        58,560,070
   Russia.....................      8,893,591    156,565,990   --       165,459,581
   South Africa...............     36,462,052    211,127,966   --       247,590,018
   South Korea................     17,171,160    500,981,142   --       518,152,302
   Taiwan.....................      9,468,157    433,292,088   --       442,760,245
   Thailand...................     97,906,941             --   --        97,906,941
   Turkey.....................      1,077,296     68,768,676   --        69,845,972
Preferred Stocks
   Brazil.....................    131,824,744             --   --       131,824,744
   Chile......................         48,630             --   --            48,630
   Colombia...................      3,392,481             --   --         3,392,481
Rights/Warrants
   Brazil.....................             --             --   --                --
Securities Lending Collateral.             --    282,703,643   --       282,703,643
                               -------------- --------------   --    --------------
TOTAL......................... $1,013,864,971 $2,637,563,200   --    $3,651,428,171
                               ============== ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2013
                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
COMMON STOCKS -- (94.5%)
Consumer Discretionary -- (18.0%)
  *1-800-Flowers.com, Inc. Class A.......................    44,330 $    291,691
  #AH Belo Corp. Class A.................................    14,556      109,170
 #*ALCO Stores, Inc......................................       700        9,884
   American Greetings Corp. Class A......................    62,335    1,186,858
   Arctic Cat, Inc.......................................     3,436      189,117
 #*Ascent Capital Group, Inc. Class A....................     8,564      665,508
  #Autoliv, Inc..........................................     9,404      768,965
  *Ballantyne Strong, Inc................................     9,030       37,023
 #*Barnes & Noble, Inc...................................    26,500      473,025
   Bassett Furniture Industries, Inc.....................     2,900       46,197
   Beasley Broadcasting Group, Inc. Class A..............     9,471       76,052
 #*Beazer Homes USA, Inc.................................    12,516      215,150
  #bebe stores, Inc......................................    13,599       81,322
   Belo Corp. Class A....................................    62,627      893,061
   Best Buy Co., Inc.....................................   197,800    5,951,802
   Big 5 Sporting Goods Corp.............................     8,501      172,315
 #*Biglari Holdings, Inc.................................     1,627      677,743
   Bob Evans Farms, Inc..................................    52,387    2,662,307
  #Bon-Ton Stores, Inc. (The)............................     2,986       56,316
 #*Books-A-Million, Inc..................................    14,887       36,920
   Brown Shoe Co., Inc...................................    74,697    1,775,548
  *Build-A-Bear Workshop, Inc............................    25,874      183,964
 #*Cabela's, Inc.........................................    53,051    3,641,421
  *Cache, Inc............................................    26,610      111,762
  #Callaway Golf Co......................................   128,624      923,520
  *Cambium Learning Group, Inc...........................    37,733       51,317
   Canterbury Park Holding Corp..........................     2,755       27,743
   Carnival Corp.........................................   489,649   18,131,702
  #Carriage Services, Inc................................    20,916      392,384
  *Cavco Industries, Inc.................................     7,600      416,404
  #CBS Corp. Class A.....................................    28,263    1,507,831
   CBS Corp. Class B.....................................   268,466   14,185,743
  *Christopher & Banks Corp..............................    58,754      401,877
   Churchill Downs, Inc..................................     7,682      623,855
  *Coast Distribution System (The).......................       547        1,761
  #Columbia Sportswear Co................................     4,317      278,533
   Comcast Corp. Class A................................. 3,446,875  155,385,125
   Comcast Corp. Special Class A......................... 1,088,341   46,918,381
  *Conn's, Inc...........................................    25,450    1,644,579
   Core-Mark Holding Co., Inc............................    24,059    1,507,296
 #*Corinthian Colleges, Inc..............................    36,345       81,413
   CSS Industries, Inc...................................    13,050      347,522
 #*CST Brands, Inc.......................................    73,122    2,384,508
   Culp, Inc.............................................    10,036      193,093
 #*dELiA*s, Inc..........................................    22,143       33,215
  *Delta Apparel, Inc....................................     7,532      120,889
   Destination Maternity Corp............................       200        6,012
  *Destination XL Group, Inc.............................    15,601      100,626
  #DeVry, Inc............................................     6,079      182,856
   Dillard's, Inc. Class A...............................   120,300   10,156,929
  *Discovery Communications, Inc. Class B................     3,762      299,530

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Discretionary -- (Continued)
  *Dixie Group, Inc. (The)..................................  11,800 $   106,082
   Dorman Products, Inc.....................................  20,712     975,121
   Dover Downs Gaming & Entertainment, Inc..................   5,935       8,665
   Dover Motorsports, Inc...................................  15,098      39,406
  #DR Horton, Inc........................................... 208,125   4,183,312
 #*DreamWorks Animation SKG, Inc. Class A...................  46,429   1,149,582
 #*Education Management Corp................................  13,202      93,074
  #Educational Development Corp.............................   1,679       5,222
  #Escalade, Inc............................................     277       1,787
  *EW Scripps Co. Class A...................................  41,061     682,023
  *Federal-Mogul Corp.......................................  38,585     601,154
   Fisher Communications, Inc...............................   8,375     343,124
 #*Flanigan's Enterprises, Inc..............................     865       8,174
  #Flexsteel Industries, Inc................................   2,068      51,473
   Foot Locker, Inc.........................................  15,700     567,241
  #Fred's, Inc. Class A.....................................  47,275     813,130
  #Frisch's Restaurants, Inc................................     600      13,086
  *Fuel Systems Solutions, Inc..............................   2,798      50,896
 #*Full House Resorts, Inc..................................   2,574       7,542
  *G-III Apparel Group, Ltd.................................  11,394     586,335
 #*Gaiam, Inc. Class A......................................   5,988      29,162
  #GameStop Corp. Class A................................... 104,752   5,139,133
   Gaming Partners International Corp.......................     500       4,255
   Gannett Co., Inc......................................... 119,639   3,081,901
 #*General Motors Co........................................ 674,707  24,201,740
 #*Genesco, Inc.............................................   6,456     454,373
  *Gray Television, Inc.....................................  45,738     357,214
  #Group 1 Automotive, Inc..................................  57,936   4,217,161
  *Hallwood Group, Inc. (The)...............................     296       2,827
   Harte-Hanks, Inc.........................................  10,904     104,242
   Hastings Entertainment, Inc..............................     300       1,104
   Haverty Furniture Cos., Inc..............................  33,479     870,454
  *Helen of Troy, Ltd.......................................  64,389   2,735,245
  *hhgregg, Inc.............................................  36,388     570,928
  *Hollywood Media Corp.....................................  19,037      24,748
   Hooker Furniture Corp....................................  14,814     249,023
  *Hyatt Hotels Corp. Class A...............................  12,101     547,570
 #*Iconix Brand Group, Inc..................................  95,618   3,140,095
   International Speedway Corp. Class A.....................  24,844     840,969
 #*Isle of Capri Casinos, Inc...............................  15,434     122,546
  #JAKKS Pacific, Inc.......................................  13,103      78,749
  *Jarden Corp.............................................. 162,075   7,369,550
 #*JC Penney Co., Inc....................................... 206,990   3,022,054
  *Johnson Outdoors, Inc. Class A...........................  15,588     397,026
  #Jones Group, Inc. (The).................................. 103,143   1,693,608
  *Journal Communications, Inc. Class A.....................  77,674     711,494
  #KB Home..................................................  30,800     546,700
  *Kid Brands, Inc..........................................   9,776      15,837
   Kohl's Corp..............................................  12,953     686,250
   La-Z-Boy, Inc............................................  56,332   1,167,762
  *Lakeland Industries, Inc.................................  11,757      50,790
 #*Lee Enterprises, Inc.....................................  38,128     115,528
   Lennar Corp. Class A..................................... 224,100   7,590,267

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
Consumer Discretionary -- (Continued)
   Lennar Corp. Class B.....................................   7,868 $   214,403
  *Liberty Interactive Corp. Class A........................ 882,463  21,585,045
 #*Liberty Interactive Corp. Class B........................  35,706     842,483
  *Liberty Media Corp. Class A..............................  96,383  13,853,129
  *Liberty Media Corp. Class B..............................   7,622   1,059,382
  *Liberty Ventures Series A................................  38,401   3,445,338
  *Liberty Ventures Series B................................   1,785     161,016
 #*Life Time Fitness, Inc...................................  13,317     709,663
   Lifetime Brands, Inc.....................................  16,431     246,136
  #Lithia Motors, Inc. Class A..............................  34,933   2,279,029
  *Live Nation Entertainment, Inc........................... 145,347   2,380,784
  #Loral Space & Communications, Inc........................  26,050   1,627,864
   Lowe's Cos., Inc......................................... 139,546   6,220,961
  *Luby's, Inc..............................................  44,415     357,097
  *M/I Homes, Inc...........................................  37,930     806,392
   Mac-Gray Corp............................................  13,104     192,629
  *Madison Square Garden Co. (The) Class A..................  29,558   1,743,035
  *Maidenform Brands, Inc...................................   1,056      24,668
   Marcus Corp..............................................  18,899     244,742
 #*MarineMax, Inc...........................................  29,164     339,177
  *Marriott Vacations Worldwide Corp........................     662      29,128
 #*Martha Stewart Living Omnimedia Class A..................     980       2,460
   Matthews International Corp. Class A.....................   3,202     123,853
 #*McClatchy Co. (The) Class A..............................  60,603     188,475
   MDC Holdings, Inc........................................  18,400     582,176
 #*Media General, Inc. Class A..............................  25,196     276,904
  #Men's Wearhouse, Inc. (The)..............................  52,860   2,110,700
  #Meredith Corp............................................  32,676   1,552,764
  *Meritage Homes Corp......................................  28,156   1,274,341
 #*MGM Resorts International................................ 251,100   4,095,441
  *Modine Manufacturing Co..................................  14,650     161,150
  *Mohawk Industries, Inc...................................  98,740  11,749,073
  *Monarch Casino & Resort, Inc.............................   1,103      22,612
  *Motorcar Parts of America, Inc...........................  13,074     113,090
   Movado Group, Inc........................................  36,900   1,346,112
  *MTR Gaming Group, Inc....................................  24,536      88,084
  *Multimedia Games Holding Co., Inc........................  23,224     812,608
   NACCO Industries, Inc. Class A...........................   6,832     419,007
  *New York & Co., Inc......................................   6,926      43,149
  *News Corp. Class A....................................... 402,247   6,407,795
 #*News Corp. Class B....................................... 154,123   2,479,839
 #*Office Depot, Inc........................................  94,997     411,337
  #OfficeMax, Inc...........................................  32,198     366,735
  *Orient-Express Hotels, Ltd. Class A......................  75,198     940,727
  *Pacific Sunwear of California, Inc.......................  43,900     195,355
 #*Penn National Gaming, Inc................................  63,446   3,171,666
   Penske Automotive Group, Inc.............................  43,845   1,630,157
  *Pep Boys-Manny Moe & Jack (The)..........................  75,998     946,175
 #*Perfumania Holdings, Inc.................................     537       2,792
   Perry Ellis International, Inc...........................  23,892     480,229
 #*Pinnacle Entertainment, Inc..............................  71,930   1,528,513
 #*PulteGroup, Inc.......................................... 143,221   2,381,765
   PVH Corp.................................................  31,964   4,212,536

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES     VALUE+
                                                           --------- -----------
Consumer Discretionary -- (Continued)
 #*Quiksilver, Inc........................................    74,010 $   467,743
 #*Radio One, Inc. Class D................................    13,955      30,980
 #*RadioShack Corp........................................    90,200     246,246
 #*Red Lion Hotels Corp...................................     8,907      59,232
  *Red Robin Gourmet Burgers, Inc.........................    31,175   1,773,234
  #Regis Corp.............................................    65,192   1,132,385
  #Rent-A-Center, Inc.....................................    76,435   3,056,636
  *Rick's Cabaret International, Inc......................    12,026     106,550
   Rocky Brands, Inc......................................     8,729     150,837
  #Royal Caribbean Cruises, Ltd...........................   322,500  12,284,025
 #*Ruby Tuesday, Inc......................................    76,474     559,790
   Saga Communications, Inc. Class A......................     8,693     450,732
 #*Saks, Inc..............................................    95,502   1,529,942
   Salem Communications Corp. Class A.....................    10,922      82,680
  #Scholastic Corp........................................    30,900     942,450
  *Scientific Games Corp. Class A.........................    41,635     567,485
 #*Sears Holdings Corp....................................   112,601   5,157,126
   Service Corp. International/US.........................   274,069   5,199,089
   Shiloh Industries, Inc.................................    24,793     317,846
  #Shoe Carnival, Inc.....................................    33,450     893,450
  *Skechers U.S.A., Inc. Class A..........................    49,610   1,353,361
   Spartan Motors, Inc....................................    16,820     101,929
   Speedway Motorsports, Inc..............................    52,187     963,894
  *Sport Chalet, Inc. Class A.............................       875       1,234
  *Sport Chalet, Inc. Class B.............................       299         429
   Stage Stores, Inc......................................    60,550   1,511,328
   Standard Motor Products, Inc...........................    37,342   1,284,191
 #*Stanley Furniture Co., Inc.............................    15,798      54,503
  #Staples, Inc...........................................   497,525   8,467,875
  *Starz--Liberty Capital (85571Q102).....................    96,383   2,175,364
  *Starz--Liberty Capital (85571Q201).....................     7,622     170,885
   Stein Mart, Inc........................................    22,915     320,123
  *Steiner Leisure, Ltd...................................     2,225     128,917
  *Steinway Musical Instruments, Inc......................    13,080     475,458
  #Stewart Enterprises, Inc. Class A......................    85,569   1,124,377
  *Stoneridge, Inc........................................    16,399     198,100
   Strattec Security Corp.................................     5,224     213,871
   Superior Industries International, Inc.................    38,753     705,692
  #Superior Uniform Group, Inc............................     8,978     104,324
   Systemax, Inc..........................................    11,750     113,153
 #*Tandy Leather Factory, Inc.............................       500       4,385
   Time Warner Cable, Inc.................................   693,942  79,157,964
   Time Warner, Inc....................................... 1,534,860  95,560,384
 #*Toll Brothers, Inc.....................................   203,299   6,682,438
  #Trans World Entertainment Corp.........................     5,781      28,905
  *Tuesday Morning Corp...................................    60,500     678,810
   Twenty-First Century Fox, Inc. Class A................. 1,608,989  48,076,591
   Twenty-First Century Fox, Inc. Class B.................   616,492  18,488,595
  *Unifi, Inc.............................................    43,422     996,101
  *Universal Electronics, Inc.............................     3,206      98,841
  #Vail Resorts, Inc......................................    11,600     776,968
 #*Valuevision Media, Inc. Class A........................     3,998      23,708
  *VOXX International Corp................................    24,496     331,921

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Discretionary -- (Continued)
   Walt Disney Co. (The).................................    26,220 $  1,695,123
  #Washington Post Co. (The) Class B.....................     5,780    3,105,941
  #Wendy's Co. (The).....................................   242,704    1,725,625
 #*West Marine, Inc......................................    26,468      287,442
 #*Wet Seal, Inc. (The) Class A..........................    13,619       59,787
   Whirlpool Corp........................................    30,049    4,024,763
  *WMS Industries, Inc...................................    41,662    1,072,797
   Wyndham Worldwide Corp................................   144,114    8,978,302
 #*Zale Corp.............................................    23,799      220,855
                                                                    ------------
Total Consumer Discretionary.............................            792,077,932
                                                                    ------------
Consumer Staples -- (7.1%)
  #Alico, Inc............................................       960       43,987
  *Alliance One International, Inc.......................    35,084      133,670
   Andersons, Inc. (The).................................    15,774      935,714
   Archer-Daniels-Midland Co.............................   813,476   29,667,470
   Beam, Inc.............................................   131,553    8,549,630
  *Boulder Brands, Inc...................................    76,099      982,438
   Bunge, Ltd............................................   121,368    9,225,182
   CCA Industries, Inc...................................     8,323       29,047
  *Central Garden and Pet Co.............................    26,784      200,612
  *Central Garden and Pet Co. Class A....................    60,153      453,554
 #*Chiquita Brands International, Inc....................    69,284      836,951
  *Constellation Brands, Inc. Class A....................   249,042   12,972,598
  *Constellation Brands, Inc. Class B....................    12,715      668,809
  *Craft Brew Alliance, Inc..............................     9,754       87,786
   CVS Caremark Corp..................................... 1,510,745   92,895,710
  *Dole Food Co., Inc....................................    19,567      252,414
  *Farmer Bros Co........................................     8,295      132,139
   Fresh Del Monte Produce, Inc..........................    39,437    1,107,785
   Griffin Land & Nurseries, Inc.........................     1,500       47,730
 #*Hain Celestial Group, Inc. (The)......................    43,646    3,184,412
   Ingles Markets, Inc. Class A..........................    11,437      325,497
   Ingredion, Inc........................................    62,117    4,174,262
   JM Smucker Co. (The)..................................   108,204   12,175,114
   John B Sanfilippo & Son, Inc..........................    10,428      225,036
   Kraft Foods Group, Inc................................   214,436   12,132,789
  *Mannatech, Inc........................................       717        9,579
   MGP Ingredients, Inc..................................     4,788       26,765
  #Molson Coors Brewing Co. Class A......................     1,908       96,163
  #Molson Coors Brewing Co. Class B......................   190,750    9,548,945
   Mondelez International, Inc. Class A.................. 2,081,099   65,075,966
  #Nash Finch Co.........................................     1,082       25,373
   Nutraceutical International Corp......................    14,615      324,745
   Oil-Dri Corp. of America..............................     5,047      160,797
  *Omega Protein Corp....................................    25,852      216,381
  *Pantry, Inc. (The)....................................    24,658      306,992
  *Post Holdings, Inc....................................    50,201    2,328,824
  *Prestige Brands Holdings, Inc.........................   111,489    3,780,592
  #Safeway, Inc..........................................   157,807    4,069,843
   Sanderson Farms, Inc..................................    16,100    1,137,304
   Seaboard Corp.........................................     1,812    5,109,840
  *Seneca Foods Corp. Class A............................     6,301      221,480

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Staples -- (Continued)
  *Seneca Foods Corp. Class B............................       300 $     10,527
 #*Smithfield Foods, Inc.................................   185,173    6,147,744
   Snyders-Lance, Inc....................................    28,337      896,866
  #Spartan Stores, Inc...................................    32,983      648,776
   Spectrum Brands Holdings, Inc.........................    46,130    2,602,655
 #*Susser Holdings Corp..................................    12,360      639,259
  *TreeHouse Foods, Inc..................................    22,732    1,613,745
   Tyson Foods, Inc. Class A.............................   405,030   11,186,929
  #Universal Corp........................................    22,290    1,366,377
  #Weis Markets, Inc.....................................    11,602      582,652
                                                                    ------------
Total Consumer Staples...................................            309,575,455
                                                                    ------------
Energy -- (14.6%)
   Adams Resources & Energy, Inc.........................     6,004      401,487
  #Alon USA Energy, Inc..................................    33,484      457,391
 #*Alpha Natural Resources, Inc..........................   170,794      929,119
   Anadarko Petroleum Corp...............................   845,068   74,805,419
   Apache Corp...........................................   292,215   23,450,254
 #*Approach Resources, Inc...............................     6,883      182,331
  #Arch Coal, Inc........................................    60,743      236,898
 #*Atwood Oceanics, Inc..................................     4,600      259,164
   Baker Hughes, Inc.....................................     3,891      184,550
 #*Barnwell Industries, Inc..............................     8,038       28,455
 #*Basic Energy Services, Inc............................    15,603      178,498
 #*Bill Barrett Corp.....................................    51,500    1,154,630
  #Bolt Technology Corp..................................     9,574      173,577
   Bristow Group, Inc....................................    43,589    2,964,488
 #*C&J Energy Services, Inc..............................    37,416      724,000
   Cabot Oil & Gas Corp..................................       284       21,533
  #Chesapeake Energy Corp................................   624,655   14,554,461
   Chevron Corp..........................................   629,776   79,282,501
  *Clayton Williams Energy, Inc..........................       400       22,772
  *Cloud Peak Energy, Inc................................    33,115      530,833
  #Comstock Resources, Inc...............................    32,421      543,700
   ConocoPhillips........................................ 1,766,829  114,596,529
  *Crimson Exploration, Inc..............................    12,841       41,220
  *Dawson Geophysical Co.................................    17,055      615,344
   Delek US Holdings, Inc................................    52,256    1,580,744
  *Denbury Resources, Inc................................   289,460    5,065,550
   Devon Energy Corp.....................................    42,463    2,335,890
   DHT Holdings, Inc.....................................     1,819        8,458
 #*Double Eagle Petroleum Co.............................     7,844       27,376
 #*Emerald Oil, Inc......................................    32,065      230,868
   EOG Resources, Inc....................................     6,045      879,487
  *EPL Oil & Gas, Inc....................................    27,489      884,046
  *Era Group, Inc........................................    36,653      893,967
 #*Exterran Holdings, Inc................................    79,513    2,524,538
  *Green Plains Renewable Energy, Inc....................    26,534      439,403
   Gulf Island Fabrication, Inc..........................    15,018      371,395
  #Gulfmark Offshore, Inc. Class A.......................    35,505    1,748,621
 #*Halcon Resources Corp.................................     1,740        9,535
 #*Harvest Natural Resources, Inc........................    48,645      200,417
  *Helix Energy Solutions Group, Inc.....................   103,010    2,613,364

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Energy -- (Continued)
  #Helmerich & Payne, Inc................................... 108,670 $ 6,867,944
  *Hercules Offshore, Inc................................... 107,413     741,150
   Hess Corp................................................ 378,130  28,155,560
  *HKN, Inc.................................................     564      39,480
   HollyFrontier Corp.......................................   7,105     323,633
  *Hornbeck Offshore Services, Inc..........................  29,719   1,573,621
 #*James River Coal Co......................................  10,139      20,075
  *Key Energy Services, Inc.................................  49,745     315,383
 #*Magnum Hunter Resources Corp.............................  82,198     314,818
   Marathon Oil Corp........................................ 903,937  32,867,149
   Marathon Petroleum Corp.................................. 451,968  33,142,813
  *Matador Resources Co.....................................   6,400      83,840
  *Matrix Service Co........................................  15,423     244,455
 #*McDermott International, Inc.............................  63,698     550,988
   Murphy Oil Corp.......................................... 189,426  12,827,929
   Nabors Industries, Ltd................................... 272,782   4,198,115
   National Oilwell Varco, Inc.............................. 250,948  17,609,021
  *Natural Gas Services Group, Inc..........................  15,026     365,883
  *Newpark Resources, Inc...................................  97,395   1,114,199
   Noble Corp...............................................  74,243   2,836,083
   Noble Energy, Inc........................................ 133,794   8,360,787
 #*Northern Oil and Gas, Inc................................  41,972     554,450
   Occidental Petroleum Corp................................  32,222   2,869,369
 #*Overseas Shipholding Group, Inc..........................   2,355       9,538
  *Parker Drilling Co....................................... 142,573     865,418
  #Patterson-UTI Energy, Inc................................ 152,325   3,011,465
  *PDC Energy, Inc..........................................  24,103   1,329,280
  *Penn Virginia Corp.......................................   4,670      23,537
 #*PHI, Inc. (69336T106)....................................   1,099      39,015
  *PHI, Inc. (69336T205)....................................  21,843     768,874
   Phillips 66.............................................. 883,414  54,329,961
  *Pioneer Energy Services Corp.............................  99,821     676,786
   Pioneer Natural Resources Co.............................  88,400  13,680,784
   QEP Resources, Inc.......................................  33,043   1,007,481
  *REX American Resources Corp..............................   4,050     147,380
 #*Rex Energy Corp..........................................  35,100     673,569
  *Rowan Cos. P.L.C. Class A................................ 121,858   4,185,822
   SEACOR Holdings, Inc.....................................  36,653   3,209,337
   SemGroup Corp. Class A...................................   4,727     266,792
  #Ship Finance International, Ltd..........................  40,467     651,114
  *Superior Energy Services, Inc............................  29,811     763,758
 #*Swift Energy Co..........................................  57,500     732,550
  #Teekay Corp..............................................  37,720   1,496,352
  *Tesco Corp...............................................   3,745      49,584
   Tesoro Corp.............................................. 168,807   9,596,678
  *TETRA Technologies, Inc..................................  25,510     258,161
   TGC Industries, Inc......................................   1,787      16,029
   Tidewater, Inc...........................................  49,127   2,898,002
   Transocean, Ltd.......................................... 274,265  12,934,337
  *Triangle Petroleum Corp..................................   7,779      55,231
  *Unit Corp................................................  57,000   2,569,560
 #*USEC, Inc................................................   6,111     119,837
   Valero Energy Corp....................................... 658,099  23,540,201

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Energy -- (Continued)
 #*Weatherford International, Ltd........................   282,083 $  3,937,879
  #Western Refining, Inc.................................    68,485    2,063,453
  *Whiting Petroleum Corp................................    16,007      823,880
  *Willbros Group, Inc...................................    18,620      133,692
                                                                    ------------
Total Energy.............................................            638,994,895
                                                                    ------------
Financials -- (18.1%)
   1st Source Corp.......................................    41,187    1,123,581
   1st United Bancorp Inc/Boca Raton.....................       863        6,714
   ACE, Ltd..............................................    46,348    4,235,280
  *Alexander & Baldwin, Inc..............................    66,838    2,960,255
  *Alleghany Corp........................................     2,626    1,060,589
   Allied World Assurance Co. Holdings AG................    25,477    2,411,398
   Allstate Corp. (The)..................................   157,339    8,021,142
  *American Capital, Ltd.................................   422,803    5,775,489
  #American Equity Investment Life Holding Co............    88,700    1,614,340
   American Financial Group, Inc.........................   173,596    8,973,177
  *American Independence Corp............................       866        6,651
  *American International Group, Inc.....................   566,133   25,764,713
   American National Insurance Co........................    37,287    4,194,787
  *American Safety Insurance Holdings, Ltd...............    11,249      337,020
  *Ameris Bancorp........................................    12,022      231,424
   AmeriServ Financial, Inc..............................    33,075       98,233
   Argo Group International Holdings, Ltd................    42,675    1,905,439
   Aspen Insurance Holdings, Ltd.........................   102,623    3,847,336
  #Associated Banc-Corp..................................    31,434      532,492
   Assurant, Inc.........................................    65,820    3,564,811
   Assured Guaranty, Ltd.................................   122,989    2,661,482
   Asta Funding, Inc.....................................     7,527       66,313
   Astoria Financial Corp................................    19,344      235,997
 #*Atlantic Coast Financial Corp.........................       379        1,823
 #*Atlanticus Holdings Corp..............................    19,218       73,028
  *AV Homes, Inc.........................................    15,767      254,637
   Axis Capital Holdings, Ltd............................       800       34,848
   Baldwin & Lyons, Inc. Class A.........................       300        7,899
   Baldwin & Lyons, Inc. Class B.........................     6,556      175,111
  #Banc of California, Inc...............................       810       11,923
  *Bancorp, Inc..........................................       459        6,885
   Bank Mutual Corp......................................    51,232      318,151
   Bank of America Corp.................................. 6,406,476   93,534,550
   Bank of New York Mellon Corp. (The)...................   491,755   15,465,695
   BankFinancial Corp....................................    39,867      342,856
   Banner Corp...........................................     7,943      294,526
   BCB Bancorp, Inc......................................     1,059       11,151
   Berkshire Hills Bancorp, Inc..........................    25,980      678,078
 #*BofI Holding, Inc.....................................     8,208      445,284
  *Capital Bank Financial Corp. Class A..................       233        4,450
 #*Capital City Bank Group, Inc..........................    16,844      210,887
   Capital One Financial Corp............................   333,920   23,047,158
   Capital Southwest Corp................................     6,907    1,001,377
   Cathay General Bancorp................................    17,730      421,265
   Centerstate Banks, Inc................................       747        7,365
  #Century Bancorp, Inc. Class A.........................       495       17,607

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Financials -- (Continued)
   CFS Bancorp, Inc......................................    14,148 $    168,927
   Chicopee Bancorp, Inc.................................     1,000       17,430
  *CIT Group, Inc........................................    39,411    1,974,885
   Citigroup, Inc........................................ 2,115,722  110,313,745
   Citizens Community Bancorp, Inc.......................    10,355       78,180
   CME Group, Inc........................................   414,385   30,656,202
   CNA Financial Corp....................................   277,671    9,860,097
   CNO Financial Group, Inc..............................   301,264    4,302,050
   Codorus Valley Bancorp, Inc...........................       120        2,174
 #*Community West Bancshares.............................       400        2,254
   Corrections Corp. of America..........................     7,915      261,591
  *Cowen Group, Inc. Class A.............................    15,961       51,554
   Donegal Group, Inc. Class A...........................    27,472      377,740
   Donegal Group, Inc. Class B...........................       300        7,110
  *E*TRADE Financial Corp................................    89,699    1,336,515
   Eastern Insurance Holdings, Inc.......................    23,026      449,698
 #*Eastern Virginia Bankshares, Inc......................       307        1,827
   EMC Insurance Group, Inc..............................    18,341      531,889
 #*Encore Capital Group, Inc.............................       627       24,365
   Endurance Specialty Holdings, Ltd.....................    76,288    4,015,037
   Enterprise Financial Services Corp....................     3,235       59,945
   ESB Financial Corp....................................       432        5,664
   ESSA Bancorp, Inc.....................................     8,217       93,263
  #Evans Bancorp, Inc....................................     1,681       32,796
   Everest Re Group, Ltd.................................    34,913    4,661,933
  *Farmers Capital Bank Corp.............................       302        7,375
   FBL Financial Group, Inc. Class A.....................    24,660    1,090,712
   Federal Agricultural Mortgage Corp. Class A...........       177        5,130
   Federal Agricultural Mortgage Corp. Class C...........     9,200      286,028
   Federated National Holding Co.........................    13,665      139,246
   Fidelity National Financial, Inc. Class A.............    46,321    1,133,938
   Fidelity Southern Corp................................     7,152      110,424
  *First Acceptance Corp.................................    39,006       71,771
   First American Financial Corp.........................    61,982    1,408,851
 #*First BanCorp.........................................    15,152      114,095
  #First Bancorp.........................................    16,138      255,465
 #*First Bancshares, Inc.................................       400        3,108
  #First Business Financial Services, Inc................       482       15,872
   First Citizens BancShares, Inc. Class A...............     8,627    1,807,356
  #First Commonwealth Financial Corp.....................    30,547      229,408
   First Community Bancshares, Inc.......................       183        2,921
   First Defiance Financial Corp.........................    10,880      287,232
  *First Federal of Northern Michigan Bancorp, Inc.......       900        3,933
   First Financial Holdings, Inc.........................     8,550      474,007
  #First Financial Northwest, Inc........................    25,371      270,455
  *First Financial Service Corp..........................       130          467
   First Merchants Corp..................................    38,531      721,300
   First Midwest Bancorp, Inc............................     7,168      109,455
  *First South Bancorp, Inc..............................     2,278       14,966
   Fox Chase Bancorp, Inc................................       351        6,150
  *Genworth Financial, Inc. Class A......................    34,964      454,182
   Geo Group, Inc. (The).................................    44,547    1,546,672
  #German American Bancorp, Inc..........................     7,459      206,391

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
                                                             SHARES    VALUE+
                                                             ------- -----------
Financials -- (Continued)
GFI Group, Inc..............................................   2,875 $    11,500
  *Gleacher & Co., Inc......................................     450       6,089
  *Global Indemnity P.L.C...................................   7,870     204,463
   Goldman Sachs Group, Inc. (The).......................... 143,685  23,568,651
   Great Southern Bancorp, Inc..............................   1,616      47,187
   Guaranty Bancorp.........................................  15,867     198,972
  *Guaranty Federal Bancshares, Inc.........................   1,684      21,505
  *Hallmark Financial Services, Inc.........................  25,666     250,757
  #Hampden Bancorp, Inc.....................................   5,886      91,763
   Hanover Insurance Group, Inc. (The)......................  88,829   4,781,665
   Hartford Financial Services Group, Inc................... 366,250  11,302,475
   HCC Insurance Holdings, Inc..............................  17,700     788,181
   Heartland Financial USA, Inc.............................     465      13,020
  *Heritage Commerce Corp...................................  14,483     106,450
   HF Financial Corp........................................     400       5,372
  *Hilltop Holdings, Inc....................................  26,171     445,692
  #Hingham Institution for Savings..........................     500      35,935
 #*HMN Financial, Inc.......................................   3,456      25,298
  *Home Bancorp, Inc........................................     719      13,122
   Home Federal Bancorp, Inc................................   9,420     132,068
   HopFed Bancorp, Inc......................................   6,781      75,337
   Horace Mann Educators Corp...............................  58,206   1,649,558
   Hudson City Bancorp, Inc.................................  28,191     269,506
  *ICG Group, Inc...........................................   1,184      14,362
 #*Imperial Holdings, Inc...................................   2,882      21,356
  #Independence Holding Co..................................  24,172     339,133
   Infinity Property & Casualty Corp........................  15,800   1,027,158
   International Bancshares Corp............................     800      19,368
  *Intervest Bancshares Corp. Class A.......................   2,078      15,377
  *Investment Technology Group, Inc.........................  23,677     336,450
  #Investors Title Co.......................................   1,169      87,172
  #Janus Capital Group, Inc.................................  24,840     232,751
   JPMorgan Chase & Co...................................... 824,302  45,938,350
   Kemper Corp..............................................  76,602   2,677,240
  #Kentucky First Federal Bancorp...........................   2,800      24,052
   KeyCorp.................................................. 526,210   6,467,121
   Lakeland Bancorp, Inc....................................   8,324      93,562
  #Landmark Bancorp Inc/Manhattan...........................   1,875      38,419
  #Legg Mason, Inc.......................................... 128,883   4,432,286
   Lincoln National Corp.................................... 378,093  15,755,135
   LNB Bancorp, Inc.........................................  13,395     121,627
   Loews Corp............................................... 243,798  11,104,999
  *Louisiana Bancorp Inc/Metaire............................   5,606     102,141
 #*Macatawa Bank Corp.......................................  18,892      98,049
  *Magyar Bancorp, Inc......................................     500       2,995
   Maiden Holdings, Ltd.....................................   5,792      70,431
   MainSource Financial Group, Inc..........................  45,000     650,700
  *Markel Corp..............................................   1,154     611,620
   Marlin Business Services Corp............................  14,241     325,834
   MB Financial, Inc........................................  19,678     566,333
 #*MBIA, Inc................................................  82,267   1,110,604
  *MBT Financial Corp.......................................  23,185      91,813
   MCG Capital Corp.........................................  11,930      65,496

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CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Financials -- (Continued)
   Meadowbrook Insurance Group, Inc.......................    38,553 $   292,617
   Medallion Financial Corp...............................     9,550     144,110
  #Mercantile Bank Corp...................................     4,422      88,307
  #Meta Financial Group, Inc..............................     1,083      31,862
   MetLife, Inc........................................... 1,126,173  54,529,297
  *Metro Bancorp, Inc.....................................    26,598     581,432
  #MetroCorp Bancshares, Inc..............................     2,250      24,075
 #*MGIC Investment Corp...................................    72,733     555,680
   MicroFinancial, Inc....................................     5,900      47,908
  #MidWestOne Financial Group, Inc........................       346       9,027
   Montpelier Re Holdings, Ltd............................    38,746   1,046,529
   Morgan Stanley......................................... 1,476,248  40,168,708
   MutualFirst Financial, Inc.............................     2,300      34,063
   NASDAQ OMX Group, Inc. (The)...........................    42,129   1,364,980
   National Western Life Insurance Co. Class A............       900     192,555
  *Navigators Group, Inc. (The)...........................     3,685     213,583
  *New Century Bancorp, Inc...............................       600       3,912
  #New Hampshire Thrift Bancshares, Inc...................     3,667      51,228
 #*NewBridge Bancorp......................................    11,413      93,472
  *Newport Bancorp, Inc...................................       700      12,201
 #*NewStar Financial, Inc.................................    41,166     633,956
  *North Valley Bancorp...................................       907      15,782
   Northeast Community Bancorp, Inc.......................    18,190     119,326
   Northrim BanCorp, Inc..................................     5,734     146,332
   NYSE Euronext..........................................     8,639     364,220
   OFG Bancorp............................................    30,191     557,628
  #Old Line Bancshares, Inc...............................        49         641
   Old Republic International Corp........................   357,183   5,161,294
 #*Old Second Bancorp, Inc................................     4,874      29,634
   Oppenheimer Holdings, Inc. Class A.....................     3,097      59,339
  *Pacific Mercantile Bancorp.............................    16,236     100,663
   PacWest Bancorp........................................     1,076      38,112
  *Park Sterling Corp.....................................     3,253      21,795
   PartnerRe, Ltd.........................................    52,224   4,676,137
  #People's United Financial, Inc.........................    68,700   1,030,500
   Peoples Bancorp of North Carolina, Inc.................       250       3,458
  #Peoples Bancorp, Inc...................................    17,608     396,004
 #*PHH Corp...............................................    92,304   2,091,609
 #*Phoenix Cos., Inc. (The)...............................     2,631     112,265
 #*Pinnacle Financial Partners, Inc.......................    23,924     681,356
  *Piper Jaffray Cos......................................       312      10,468
   Platinum Underwriters Holdings, Ltd....................    21,715   1,261,424
  *Popular, Inc...........................................    56,536   1,860,034
  *Porter Bancorp, Inc....................................     1,737       2,970
 #*Portfolio Recovery Associates, Inc.....................     9,401   1,403,663
   Premier Financial Bancorp, Inc.........................     1,301      16,132
   Principal Financial Group, Inc.........................   217,722   9,440,426
   Protective Life Corp...................................    98,037   4,247,943
   Provident Financial Holdings, Inc......................       544       9,520
   Provident Financial Services, Inc......................    21,059     374,640
  #Provident New York Bancorp.............................    71,474     775,493
   Prudential Financial, Inc..............................   497,625  39,297,446
  #Pulaski Financial Corp.................................     4,550      45,546

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

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CONTINUED

                                                            SHARES     VALUE+
                                                           --------- -----------
Financials -- (Continued)
  #Radian Group, Inc......................................   161,945 $ 2,275,327
   Regions Financial Corp................................. 1,302,555  13,038,576
   Reinsurance Group of America, Inc......................   169,166  11,518,513
  #Renasant Corp..........................................    42,102   1,153,595
 #*Republic First Bancorp, Inc............................     2,174       7,305
   Resource America, Inc. Class A.........................    21,051     174,723
 #*Riverview Bancorp, Inc.................................    15,319      39,829
   Ryman Hospitality Properties...........................    51,778   1,928,730
   Safety Insurance Group, Inc............................    11,042     593,728
   Sandy Spring Bancorp, Inc..............................     9,125     223,015
   Selective Insurance Group, Inc.........................    45,200   1,105,140
   SI Financial Group, Inc................................     5,444      61,626
  oSouthern Community Financial...........................    29,890       6,576
 #*Southern First Bancshares, Inc.........................     1,216      16,076
  *Southwest Bancorp, Inc.................................    16,974     253,931
   StanCorp Financial Group, Inc..........................    15,636     830,115
   State Auto Financial Corp..............................    56,823   1,153,507
   StellarOne Corp........................................    24,952     528,483
  #Stewart Information Services Corp......................    12,271     379,542
  *Stratus Properties, Inc................................     3,069      39,437
  *Suffolk Bancorp........................................       205       3,721
 #*Sun Bancorp, Inc.......................................     4,075      13,529
   SunTrust Banks, Inc....................................   491,691  17,105,930
   Susquehanna Bancshares, Inc............................    97,547   1,297,375
   Symetra Financial Corp.................................    20,319     365,336
   Synovus Financial Corp.................................   159,578     531,395
  #Teche Holding Co.......................................       600      27,378
   TF Financial Corp......................................       630      17,098
   Timberland Bancorp, Inc................................     2,500      21,850
   Tower Group International, Ltd.........................    12,135     265,392
   Travelers Cos., Inc. (The).............................    28,000   2,339,400
   Tree.com, Inc..........................................     5,635     106,445
  #Trustmark Corp.........................................     4,194     113,112
  #Umpqua Holdings Corp...................................    34,932     588,255
  #Unico American Corp....................................     1,900      21,717
   Union First Market Bankshares Corp.....................    12,742     281,598
   United Financial Bancorp, Inc..........................     6,824     106,523
   United Fire Group, Inc.................................    40,312   1,048,515
 #*United Security Bancshares.............................       387       1,652
   Unity Bancorp, Inc.....................................     3,306      25,952
   Unum Group.............................................   517,445  16,371,960
   Validus Holdings, Ltd..................................     4,399     155,857
  *Virginia Commerce Bancorp, Inc.........................    22,274     334,778
   Washington Federal, Inc................................     1,243      27,035
 #*Waterstone Financial, Inc..............................     1,300      14,144
   WesBanco, Inc..........................................    31,462     926,556
   West BanCorp., Inc.....................................    13,957     190,932
   Westfield Financial, Inc...............................    10,811      75,245
  #Wintrust Financial Corp................................    24,224     991,004
   XL Group P.L.C.........................................   240,766   7,548,014
  *Yadkin Financial Corp..................................     5,570      86,836
   Zions BanCorp..........................................    53,325   1,580,553

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

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CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Financials -- (Continued)
  *ZipRealty, Inc........................................    10,028 $     33,293
                                                                    ------------
Total Financials.........................................            794,962,954
                                                                    ------------
Health Care -- (9.4%)
  *Addus HomeCare Corp...................................     2,044       40,144
   Aetna, Inc............................................   558,462   35,836,507
  *Affymetrix, Inc.......................................    24,928       94,726
 #*Albany Molecular Research, Inc........................    34,587      439,601
  *Alere, Inc............................................    74,130    2,475,942
  *Allied Healthcare Products............................     1,000        2,470
  *Allscripts Healthcare Solutions, Inc..................    60,515      956,742
  *Alphatec Holdings, Inc................................     5,644       12,981
 #*Amedisys, Inc.........................................     2,700       33,777
  *AMN Healthcare Services, Inc..........................     8,600      127,108
  *Amsurg Corp...........................................    30,743    1,202,359
   Analogic Corp.........................................     2,988      213,313
  *AngioDynamics, Inc....................................    46,430      554,839
 #*Anika Therapeutics, Inc...............................    14,671      295,034
  *Arrhythmia Research Technology, Inc...................     1,200        2,862
  *Astex Pharmaceuticals.................................    21,444      112,152
 #*Baxano Surgical, Inc..................................     5,997       11,934
 #*BioScrip, Inc.........................................    36,570      594,263
   BioTelemetry, Inc.....................................     5,328       40,280
 #*Boston Scientific Corp................................ 1,204,199   13,149,853
  *Cambrex Corp..........................................    43,567      638,257
  *Capital Senior Living Corp............................    58,814    1,355,075
  *CareFusion Corp.......................................   207,163    7,990,277
 #*Celldex Therapeutics, Inc.............................     4,759       97,464
   Cigna Corp............................................    42,954    3,343,110
   Community Health Systems, Inc.........................   105,314    4,850,763
   CONMED Corp...........................................    43,239    1,418,239
   Cooper Cos., Inc. (The)...............................    13,956    1,777,297
  *Cross Country Healthcare, Inc.........................    31,468      177,480
   CryoLife, Inc.........................................    17,502      123,914
  *Cumberland Pharmaceuticals, Inc.......................    23,319      130,586
 #*Cutera, Inc...........................................    23,864      227,901
  *Cynosure, Inc. Class A................................     9,201      262,051
   Daxor Corp............................................       545        3,924
  *Digirad Corp..........................................    29,111       71,613
  *Dynacq Healthcare, Inc................................       909           36
  *Emergent Biosolutions, Inc............................     5,105       90,307
  *Endo Health Solutions, Inc............................    54,588    2,099,454
 #*Enzo Biochem, Inc.....................................    47,997      104,633
  *Exactech, Inc.........................................     3,390       73,190
  *Express Scripts Holding Co............................   100,115    6,562,538
  *Five Star Quality Care, Inc...........................    28,953      171,402
  *Forest Laboratories, Inc..............................    78,471    3,418,197
  *Gentiva Health Services, Inc..........................    32,551      349,598
  *Greatbatch, Inc.......................................    41,672    1,575,202
  *Hanger, Inc...........................................    16,897      623,837
  *Harvard Bioscience, Inc...............................    32,107      171,772
  *Health Net, Inc.......................................    40,502    1,242,196
 #*Healthways, Inc.......................................    38,938      668,176

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CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Health Care -- (Continued)
  *Hologic, Inc..........................................   305,036 $  6,924,317
   Humana, Inc...........................................   236,814   21,611,646
   Invacare Corp.........................................    32,651      509,682
  #Kewaunee Scientific Corp..............................     1,631       21,855
 #*Kindred Healthcare, Inc...............................    59,114      907,991
  *Lannett Co., Inc......................................     3,649       50,685
  *LCA-Vision, Inc.......................................       700        2,814
  #LeMaitre Vascular, Inc................................     5,100       35,139
  *LHC Group, Inc........................................       518       11,883
  *Life Technologies Corp................................    94,990    7,086,254
  *LifePoint Hospitals, Inc..............................    82,208    4,041,345
  *Magellan Health Services, Inc.........................    17,899    1,022,928
   Maxygen, Inc..........................................    43,105      107,763
  *MedAssets, Inc........................................    44,682      972,727
 o*MedCath Corp..........................................    29,240       40,059
  *Medical Action Industries, Inc........................    24,509      225,238
 #*MediciNova, Inc.......................................       225          603
 #*Merit Medical Systems, Inc............................    13,395      176,010
  *Misonix, Inc..........................................     4,083       21,068
 #*Molina Healthcare, Inc................................    24,941      925,810
  #National Healthcare Corp..............................     6,484      311,427
  *Natus Medical, Inc....................................    16,698      213,567
  *NuVasive, Inc.........................................     2,045       46,667
   Omnicare, Inc.........................................   197,388   10,420,113
  *Omnicell, Inc.........................................    35,405      747,045
  *PDI, Inc..............................................    14,978       69,648
  #PerkinElmer, Inc......................................    76,500    2,607,885
   Pfizer, Inc........................................... 3,950,849  115,483,316
  *PharMerica Corp.......................................    35,405      518,329
 #*Repligen Corp.........................................    21,271      216,326
  *RTI Biologics, Inc....................................    79,886      313,153
  *Sciclone Pharmaceuticals, Inc.........................    13,028       81,555
   Select Medical Holdings Corp..........................    51,009      457,551
 #*Skilled Healthcare Group, Inc. Class A................    12,180       79,414
 #*Solta Medical, Inc....................................     4,035       10,935
  *Sucampo Pharmaceuticals, Inc. Class A.................     3,605       22,099
  *SunLink Health Systems, Inc...........................     1,750        1,328
  *SurModics, Inc........................................     5,593      113,202
  *Symmetry Medical, Inc.................................    78,674      685,251
  #Teleflex, Inc.........................................    37,223    2,956,623
 #*Theragenics Corp......................................    20,783       42,397
   Thermo Fisher Scientific, Inc.........................   499,520   45,511,267
  *Triple-S Management Corp. Class B.....................    21,683      471,822
   UnitedHealth Group, Inc...............................    89,716    6,535,811
  #Universal American Corp...............................    85,628      928,208
  *VCA Antech, Inc.......................................    62,638    1,801,469
 #*ViroPharma, Inc.......................................   103,479    3,551,399
 #*WellCare Health Plans, Inc............................    18,375    1,121,426
  #WellPoint, Inc........................................   504,640   43,176,998
 #*Wright Medical Group, Inc.............................    32,357      887,229
   Zoetis, Inc........................................... 1,122,712   33,468,038
                                                                    ------------
Total Health Care........................................            413,362,691
                                                                    ------------

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

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CONTINUED


                                                              SHARES    VALUE+
                                                              ------- ----------
Industrials -- (13.2%)
   AAR Corp..................................................  32,906 $  797,641
   ABM Industries, Inc.......................................  64,500  1,670,550
 #*ACCO Brands Corp..........................................   9,955     65,803
   Aceto Corp................................................  31,686    491,767
   Acme United Corp..........................................   1,030     14,296
  #Actuant Corp. Class A.....................................  44,986  1,588,456
 #*Adept Technology, Inc.....................................  20,476     72,690
  #ADT Corp. (The)........................................... 197,193  7,903,495
  *AECOM Technology Corp.....................................  23,177    785,700
  *Aegion Corp...............................................  83,805  1,912,430
 #*Aerovironment, Inc........................................  35,065    792,820
   AGCO Corp.................................................  58,973  3,317,231
  *Air Transport Services Group, Inc.........................   6,308     42,137
   Aircastle, Ltd............................................  38,900    683,862
   Alamo Group, Inc..........................................  22,751    948,034
  *Alaska Air Group, Inc.....................................  52,626  3,219,132
   Albany International Corp. Class A........................  20,551    709,215
   Alliant Techsystems, Inc..................................  38,805  3,612,746
  oAllied Defense Group, Inc. (The)..........................   2,645     13,886
   AMERCO....................................................  29,431  4,894,964
  #American Railcar Industries, Inc..........................  20,003    718,708
   Ampco-Pittsburgh Corp.....................................   4,007     77,095
 #*AMREP Corp................................................   1,159     11,300
  #Apogee Enterprises, Inc...................................  36,374    973,368
   Argan, Inc................................................      21        333
  #Arkansas Best Corp........................................  12,135    263,330
 #*Ascent Solar Technologies, Inc............................   1,951      2,068
   Astec Industries, Inc.....................................  22,925    802,375
  *AT Cross Co. Class A......................................  18,022    335,209
  *Atlas Air Worldwide Holdings, Inc.........................  36,746  1,640,341
 #*Avis Budget Group, Inc....................................  94,608  2,993,397
   Baltic Trading, Ltd.......................................      40        150
  #Barnes Group, Inc.........................................  36,400  1,201,200
   Barrett Business Services, Inc............................  12,955    910,218
 #*BlueLinx Holdings, Inc....................................  17,052     31,546
   Brady Corp. Class A.......................................  44,400  1,477,188
  #Briggs & Stratton Corp....................................  41,033    830,918
 #*Builders FirstSource, Inc.................................  12,182     71,874
  *CAI International, Inc....................................  17,082    358,551
 #*Casella Waste Systems, Inc. Class A.......................  14,362     68,507
 #*CBIZ, Inc.................................................  35,878    260,474
   CDI Corp..................................................  40,637    639,220
   Ceco Environmental Corp...................................   3,291     43,968
   Celadon Group, Inc........................................  24,642    495,551
  #Chicago Rivet & Machine Co................................     700     18,200
   CIRCOR International, Inc.................................   6,849    359,710
   CNH Global NV.............................................   6,958    326,956
  *Columbus McKinnon Corp....................................  17,542    388,029
   Comfort Systems USA, Inc..................................  44,560    688,452
   Compx International, Inc..................................     500      8,695
  *Consolidated Graphics, Inc................................  12,008    643,509
   Courier Corp..............................................   8,245    127,962
   Covanta Holding Corp......................................  94,292  1,962,217

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

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CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
Industrials -- (Continued)
  *Covenant Transportation Group, Inc. Class A...........     7,080 $     45,383
 #*CPI Aerostructures, Inc...............................     4,626       51,857
  *CRA International, Inc................................     7,613      145,713
   CSX Corp.............................................. 1,242,950   30,837,590
   Curtiss-Wright Corp...................................    46,353    1,883,786
  *DigitalGlobe, Inc.....................................    21,971      711,860
   Douglas Dynamics, Inc.................................    30,234      434,463
  *Ducommun, Inc.........................................    16,645      380,172
  *Dycom Industries, Inc.................................    39,867    1,055,678
   Eastern Co. (The).....................................    10,193      170,427
   Eaton Corp. P.L.C.....................................    24,778    1,708,443
   Ecology and Environment, Inc. Class A.................       900        9,819
   EMCOR Group, Inc......................................    41,640    1,718,899
   Encore Wire Corp......................................    19,966      832,782
 #*Energy Recovery, Inc..................................     1,783        7,792
 #*EnerNOC, Inc..........................................    18,097      282,675
   EnerSys, Inc..........................................    43,239    2,288,208
 #*Engility Holdings, Inc................................     7,988      260,329
   Ennis, Inc............................................    48,483      898,390
 #*EnPro Industries, Inc.................................    17,635    1,002,197
   ESCO Technologies, Inc................................    18,094      626,595
  #Espey Manufacturing & Electronics Corp................     1,671       45,785
  *Esterline Technologies Corp...........................    44,968    3,662,194
   Exelis, Inc...........................................    73,253    1,082,679
  *Federal Signal Corp...................................    68,080      660,376
   FedEx Corp............................................   142,324   15,086,344
 #*Flow International Corp...............................    24,393       94,157
   Fortune Brands Home & Security, Inc...................   149,626    6,181,050
  *Franklin Covey Co.....................................     3,046       49,162
  #FreightCar America, Inc...............................    12,311      224,183
 #*Frozen Food Express Industries........................     8,686       18,154
  *FTI Consulting, Inc...................................    25,736      958,923
  *Furmanite Corp........................................    31,044      232,520
   G&K Services, Inc. Class A............................    29,714    1,569,196
  #GATX Corp.............................................    65,445    2,956,805
 #*Genco Shipping & Trading, Ltd.........................     7,630       15,870
 #*Gencor Industries, Inc................................     8,766       67,498
  #General Cable Corp....................................    32,675    1,029,916
   General Dynamics Corp.................................    28,674    2,447,039
   General Electric Co................................... 5,021,489  122,373,687
  *Gibraltar Industries, Inc.............................    42,111      648,509
  *GP Strategies Corp....................................    18,583      490,777
 #*GrafTech International, Ltd...........................    19,558      147,076
   Granite Construction, Inc.............................    29,079      879,640
  #Great Lakes Dredge & Dock Corp........................    72,271      555,764
 #*Greenbrier Cos., Inc..................................    25,150      575,181
  #Griffon Corp..........................................    67,323      801,144
   H&E Equipment Services, Inc...........................    59,629    1,361,926
   Hardinge, Inc.........................................    19,132      302,668
   Harsco Corp...........................................    54,994    1,416,645
 #*Hawaiian Holdings, Inc................................    18,070      138,055
   Heidrick & Struggles International, Inc...............    18,234      280,439
 #*Hertz Global Holdings, Inc............................   278,411    7,130,106

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
  *Hill International, Inc.................................  27,154 $    85,264
  *Hudson Global, Inc......................................  15,880      37,636
   Huntington Ingalls Industries, Inc......................  47,666   2,963,872
   Hurco Cos., Inc.........................................   7,910     225,435
  *Huron Consulting Group, Inc.............................   4,001     203,811
   Hyster-Yale Materials Handling, Inc.....................  12,246     796,112
  *ICF International, Inc..................................  31,660   1,057,127
   Ingersoll-Rand P.L.C.................................... 213,109  13,010,304
   Insteel Industries, Inc.................................  17,578     295,310
   International Shipholding Corp..........................  11,354     310,418
  #Intersections, Inc......................................  26,279     254,381
 #*JetBlue Airways Corp.................................... 324,893   2,124,800
   Kadant, Inc.............................................   5,786     189,434
   KAR Auction Services, Inc...............................  18,100     460,464
   Kelly Services, Inc. Class A............................  44,445     869,789
  *Key Technology, Inc.....................................   3,199      46,322
   Kimball International, Inc. Class B.....................  31,258     343,525
  *Korn/Ferry International................................  33,148     647,380
   L-3 Communications Holdings, Inc........................ 100,470   9,358,781
   Lawson Products, Inc....................................   8,847     107,314
 #*Layne Christensen Co....................................  34,461     667,854
   LB Foster Co. Class A...................................   6,682     310,579
 #*LMI Aerospace, Inc......................................  14,655     270,971
   LS Starrett Co. (The) Class A...........................   4,097      42,691
   LSI Industries, Inc.....................................  27,715     226,154
  *Lydall, Inc.............................................  14,605     227,254
   Manpowergroup, Inc......................................  22,886   1,530,387
   Marten Transport, Ltd...................................  47,782     819,939
   Matson, Inc.............................................  62,316   1,764,789
   McGrath RentCorp........................................  17,552     600,981
  #Met-Pro Corp............................................   1,984      27,082
  *Metalico, Inc...........................................  27,024      39,185
  *Mfri, Inc...............................................   8,900      96,476
   Miller Industries, Inc..................................  20,099     333,442
  *Mobile Mini, Inc........................................  54,461   1,879,449
  *Moog, Inc. Class A......................................  35,339   1,987,465
   Mueller Industries, Inc.................................  15,456     848,380
   Mueller Water Products, Inc. Class A.................... 185,957   1,439,307
  *MYR Group, Inc..........................................  19,582     422,971
   National Presto Industries, Inc.........................     571      42,334
 #*National Technical Systems, Inc.........................  15,600     248,820
  *Navigant Consulting, Inc................................  12,297     165,026
  #NL Industries, Inc......................................  51,251     568,374
   NN, Inc.................................................  18,396     226,271
   Norfolk Southern Corp................................... 545,229  39,888,954
   Northrop Grumman Corp................................... 337,038  31,027,718
  *Northwest Pipe Co.......................................   8,801     262,270
  *Ocean Power Technologies, Inc...........................   8,400      13,188
  *On Assignment, Inc......................................  53,951   1,647,124
  *Orbital Sciences Corp...................................  39,656     735,222
 #*Orion Energy Systems, Inc...............................   1,043       3,588
  *Orion Marine Group, Inc.................................   2,915      36,642
  *Oshkosh Corp............................................  14,466     648,366

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CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
  *Owens Corning........................................... 149,300 $ 5,895,857
  *Pacer International, Inc................................   3,140      19,437
   PAM Transportation Services, Inc........................  19,428     232,553
   Pentair, Ltd............................................ 117,934   7,203,409
  *PGT, Inc................................................     500       5,000
   Pike Electric Corp......................................  26,092     318,583
  *Powell Industries, Inc..................................   7,529     370,427
  *PowerSecure International, Inc..........................  19,459     316,793
  #Providence and Worcester Railroad Co....................     850      14,790
  #Quad/Graphics, Inc......................................   2,390      67,016
  #Quanex Building Products Corp...........................  25,243     429,636
  *Quanta Services, Inc.................................... 168,307   4,512,311
  #Raytheon Co.............................................  96,954   6,965,175
   RCM Technologies, Inc...................................  20,293     109,988
 #*Real Goods Solar, Inc. Class A..........................   2,471       5,906
   Regal-Beloit Corp.......................................  16,070   1,039,408
  *Republic Airways Holdings, Inc..........................  58,536     803,699
   Republic Services, Inc.................................. 429,755  14,572,992
   Resources Connection, Inc...............................  25,955     345,202
  *Roadrunner Transportation Systems, Inc..................     879      26,572
  *Rush Enterprises, Inc. Class A..........................  32,603     812,467
  *Rush Enterprises, Inc. Class B..........................  18,522     399,520
   Ryder System, Inc.......................................  89,844   5,555,953
  *Saia, Inc...............................................   8,925     267,215
   Schawk, Inc.............................................  44,631     615,015
   SIFCO Industries, Inc...................................   6,623     132,460
   SkyWest, Inc............................................  46,706     706,195
   SL Industries, Inc......................................     300       8,700
   Southwest Airlines Co................................... 645,761   8,930,875
  *Sparton Corp............................................   9,132     162,276
   SPX Corp................................................  12,803     978,277
  *Standard Register Co. (The).............................   6,086      18,075
   Standex International Corp..............................  22,341   1,318,789
   Stanley Black & Decker, Inc............................. 154,919  13,109,246
   Steelcase, Inc. Class A.................................  55,469     845,348
  *Sterling Construction Co., Inc..........................  19,761     194,053
  *Supreme Industries, Inc. Class A........................   1,433       8,053
  #Sypris Solutions, Inc...................................   8,460      27,410
  #TAL International Group, Inc............................  24,053     968,133
 #*Tecumseh Products Co. Class A...........................  12,600     144,648
  *Tecumseh Products Co. Class B...........................   1,400      15,582
  *Terex Corp..............................................  27,578     812,999
 #*Tetra Tech, Inc.........................................  45,222   1,067,239
   Titan International, Inc................................   3,248      55,996
 #*Titan Machinery, Inc....................................  12,683     242,119
 #*TRC Cos., Inc...........................................  28,708     238,276
  #Trinity Industries, Inc.................................  91,907   3,618,379
   Triumph Group, Inc......................................  57,456   4,507,998
  *Tufco Technologies, Inc.................................     900       5,400
  *Tutor Perini Corp.......................................  40,371     798,538
  #Twin Disc, Inc..........................................     900      22,482
   Tyco International, Ltd................................. 325,899  11,344,544
  *Ultralife Corp..........................................  10,710      37,271

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

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   UniFirst Corp..........................................  18,705 $  1,833,464
   Union Pacific Corp..................................... 444,064   70,424,110
   United Stationers, Inc.................................  24,021      994,229
  #Universal Forest Products, Inc.........................  31,800    1,311,750
   URS Corp...............................................  84,698    3,938,457
  *USA Truck, Inc.........................................  15,105       93,802
   UTi Worldwide, Inc.....................................  43,109      711,299
  *Versar, Inc............................................   5,526       29,122
   Viad Corp..............................................  28,614      688,167
 #*Virco Manufacturing Corp...............................  12,601       30,494
   VSE Corp...............................................     305       13,200
   Waste Connections, Inc.................................   2,800      121,128
  #Watts Water Technologies, Inc. Class A.................  53,615    2,802,992
  #Werner Enterprises, Inc................................  34,105      820,566
  *Wesco Aircraft Holdings, Inc...........................   6,228      121,882
 #*WESCO International, Inc...............................  11,687      885,641
 #*Willdan Group, Inc.....................................   1,000        2,870
  *Willis Lease Finance Corp..............................   6,713       95,593
 #*XPO Logistics, Inc.....................................  12,216      298,803
                                                                   ------------
Total Industrials.........................................          579,982,586
                                                                   ------------
Information Technology -- (5.8%)
  *Accelrys, Inc..........................................  41,733      364,329
  *Active Network, Inc. (The).............................   5,247       44,757
   Activision Blizzard, Inc............................... 982,162   17,659,273
  *Acxiom Corp............................................   7,769      200,207
  *Advanced Energy Industries, Inc........................  47,985    1,039,355
 #*Agilysys, Inc..........................................  16,899      195,859
  *Alpha & Omega Semiconductor, Ltd.......................     419        3,205
  *Amtech Systems, Inc....................................   8,571       58,711
 #*ANADIGICS, Inc.........................................  48,696      104,696
  *Anaren, Inc............................................   9,602      224,783
   AOL, Inc............................................... 105,592    3,890,009
  *ARRIS Group, Inc....................................... 140,787    2,117,437
  *Arrow Electronics, Inc................................. 182,170    8,316,061
   Astro-Med, Inc.........................................   6,285       71,460
  *ATMI, Inc..............................................  31,034      771,195
  *Aviat Networks, Inc....................................  48,831      129,402
  *Avnet, Inc............................................. 139,400    5,251,198
   AVX Corp............................................... 172,540    2,206,787
  #Aware, Inc.............................................  14,326       70,770
  *AXT, Inc...............................................  20,506       57,417
  *Bankrate, Inc..........................................   4,453       79,842
  #Bel Fuse, Inc. Class A.................................   4,174       65,010
   Bel Fuse, Inc. Class B.................................  18,286      286,176
  *Benchmark Electronics, Inc.............................  93,903    2,077,134
   Black Box Corp.........................................  26,448      715,683
 #*Blucora, Inc...........................................  81,156    1,623,120
  *Brocade Communications Systems, Inc.................... 461,513    3,073,677
   Brooks Automation, Inc.................................  52,521      515,756
  *Bsquare Corp...........................................   4,065       11,341
  *BTU International, Inc.................................   1,600        4,400
 #*CACI International, Inc. Class A.......................  24,830    1,648,712

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CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
  *Calix, Inc............................................    16,027 $   187,195
 #*Cascade Microtech, Inc................................    24,071     168,738
  *Ceva, Inc.............................................     3,580      65,263
  *Checkpoint Systems, Inc...............................    25,190     433,268
  *CIBER, Inc............................................    85,855     312,512
   Cohu, Inc.............................................    41,410     488,638
   Communications Systems, Inc...........................    12,612     133,687
   Computer Sciences Corp................................   220,553  10,511,556
   Comtech Telecommunications Corp.......................    15,569     421,609
   Concurrent Computer Corp..............................    13,740     111,844
   Convergys Corp........................................   197,364   3,736,101
  *CoreLogic, Inc........................................    96,545   2,693,606
   Corning, Inc.......................................... 1,298,385  19,722,468
 #*Cray, Inc.............................................    12,866     298,105
  #CSP, Inc..............................................     2,414      21,074
   CTS Corp..............................................    66,936     940,451
 #*CyberOptics Corp......................................     9,134      54,713
  *Datalink Corp.........................................     1,412      18,384
  *Dataram Corp..........................................     1,257       3,909
  *Digi International, Inc...............................    32,389     321,623
  *Digital River, Inc....................................     3,308      56,203
  *Diodes, Inc...........................................     4,709     129,074
  *DSP Group, Inc........................................    46,713     348,012
  *Dynamics Research Corp................................    16,772      94,426
   EarthLink, Inc........................................    86,935     545,082
  *EchoStar Corp. Class A................................    23,551     941,098
  *Edgewater Technology, Inc.............................    13,603      83,658
   Electro Rent Corp.....................................    40,561     725,231
   Electro Scientific Industries, Inc....................    33,800     383,630
  *Electronics for Imaging, Inc..........................    58,110   1,745,043
 #*Emcore Corp...........................................     5,644      23,761
  *Emulex Corp...........................................    68,369     547,636
  *Entropic Communications, Inc..........................    18,783      83,209
   EPIQ Systems, Inc.....................................    23,453     305,124
   ePlus, Inc............................................     8,445     536,173
  *Euronet Worldwide, Inc................................    23,278     856,863
  *Exar Corp.............................................    51,341     667,946
  *Fabrinet..............................................     4,055      60,055
  *Fairchild Semiconductor International, Inc............   118,008   1,489,261
   Fidelity National Information Services, Inc...........   150,627   6,501,061
  *Finisar Corp..........................................    61,526   1,189,298
 #*First Solar, Inc......................................    28,266   1,391,818
   Frequency Electronics, Inc............................    16,953     180,210
  *Globecomm Systems, Inc................................    26,554     384,767
  *GSE Systems, Inc......................................    17,638      31,219
  *GSI Technology, Inc...................................     9,236      64,190
   Hackett Group, Inc. (The).............................    53,321     296,465
  *Harmonic, Inc.........................................    29,476     225,786
   Hewlett-Packard Co....................................   256,803   6,594,701
  *Hutchinson Technology, Inc............................    22,425      76,918
   IAC/InterActiveCorp...................................   125,298   6,341,332
 #*ID Systems, Inc.......................................    17,291      86,801
 #*Identive Group, Inc...................................    10,175       7,774

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- -----------
Information Technology -- (Continued)
  *Imation Corp.............................................  28,996 $   135,701
  *Ingram Micro, Inc. Class A............................... 277,679   6,339,412
  *Insight Enterprises, Inc.................................  42,100     900,519
  *Integrated Device Technology, Inc........................ 177,893   1,602,816
  *Integrated Silicon Solution, Inc.........................  42,178     504,871
  *Intermec, Inc............................................  15,705     155,951
  *Internap Network Services Corp...........................  32,386     263,946
 #*International Rectifier Corp.............................  79,000   1,904,690
  *Interphase Corp..........................................   2,999      15,415
   Intersil Corp. Class A................................... 119,798   1,223,138
 #*Intevac, Inc.............................................   7,954      50,667
  *IntraLinks Holdings, Inc.................................   3,070      29,165
  *IntriCon Corp............................................   2,835      10,971
 #*Itron, Inc...............................................  33,397   1,440,079
   IXYS Corp................................................   3,055      34,338
  *Kemet Corp...............................................   2,700      11,772
 #*Key Tronic Corp..........................................  17,623     199,845
   Keynote Systems, Inc.....................................  17,699     352,741
  *Kulicke & Soffa Industries, Inc..........................  71,688     836,599
  *KVH Industries, Inc......................................  35,149     491,735
  *Lattice Semiconductor Corp............................... 114,769     592,208
  #Lexmark International, Inc. Class A......................  33,976   1,273,760
  *Limelight Networks, Inc..................................  18,463      44,311
  *LTX-Credence Corp........................................  29,465     157,932
  #ManTech International Corp. Class A......................  15,485     457,427
   Marchex, Inc. Class B....................................  32,883     200,586
  *Measurement Specialties, Inc.............................     251      12,495
   Mentor Graphics Corp.....................................  35,620     731,279
   Methode Electronics, Inc.................................  79,272   1,497,448
  *Micron Technology, Inc................................... 758,908  10,055,531
   MKS Instruments, Inc.....................................  61,200   1,659,744
  *ModusLink Global Solutions, Inc..........................  68,955     214,450
   Molex, Inc...............................................  14,869     443,542
 #*Nanometrics, Inc.........................................  13,265     203,750
 #*Navarre Corp.............................................     336       1,045
  *NCI, Inc. Class A........................................     686       3,108
  *Newport Corp.............................................  64,756     948,675
  *Novatel Wireless, Inc....................................  21,413      90,791
  *Official Payments Holdings, Inc..........................   2,151      15,380
 #*OmniVision Technologies, Inc.............................  37,132     603,766
  *Oplink Communications, Inc...............................  35,876     722,901
   Optical Cable Corp.......................................  10,793      46,410
  *PAR Technology Corp......................................  22,705      95,361
   Park Electrochemical Corp................................   1,642      44,662
   PC Connection, Inc.......................................  39,267     665,968
   PC-Tel, Inc..............................................  33,870     326,846
  *PCM, Inc.................................................  10,471     105,129
   Perceptron, Inc..........................................   8,428      66,918
  *Performance Technologies, Inc............................  24,790      34,086
  *Pericom Semiconductor Corp...............................  38,555     294,946
 #*Photronics, Inc..........................................  76,775     587,329
 #*Planar Systems, Inc......................................   3,449       6,484
  *Plexus Corp..............................................   4,655     162,785

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

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CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
 Information Technology -- (Continued)
   *PMC - Sierra, Inc....................................... 146,588 $  968,214
   *Polycom, Inc............................................  36,977    353,500
   *Qualstar Corp...........................................  12,400     18,352
   *Radisys Corp............................................   9,762     40,317
  #*Rambus, Inc.............................................   1,069     10,423
   *RealNetworks, Inc.......................................  33,602    264,448
  #*Reis, Inc...............................................  13,511    248,602
    RF Industries, Ltd......................................   2,823     17,305
    Richardson Electronics, Ltd.............................  24,525    275,661
   *Rofin-Sinar Technologies, Inc...........................   5,666    130,941
   *Rogers Corp.............................................   7,543    419,542
   *Rosetta Stone, Inc......................................   1,466     23,954
   *Rovi Corp...............................................  21,580    486,197
  #*Rudolph Technologies, Inc...............................  47,996    592,751
    SAIC, Inc...............................................  43,400    663,586
   *SanDisk Corp............................................  13,097    721,907
   *Sanmina Corp............................................  37,595    618,814
   *ScanSource, Inc.........................................  14,745    525,069
   *Seachange International, Inc............................  39,044    459,938
   *ShoreTel, Inc...........................................   3,200     12,448
  #*Sigma Designs, Inc......................................  14,984     78,217
  #*Smith Micro Software, Inc...............................     500        575
   *SMTC Corp...............................................   1,200      2,280
  #*Sonus Networks, Inc.....................................  33,110    113,236
   *Spansion, Inc. Class A..................................  34,727    409,779
   *SS&C Technologies Holdings, Inc.........................  25,793    922,874
  #*StarTek, Inc............................................  27,060    144,230
   *STR Holdings, Inc.......................................   1,100      2,937
  #*SunEdison, Inc.......................................... 154,224  1,554,578
  #*SunPower Corp...........................................  18,322    506,603
    Supertex, Inc...........................................   9,488    255,037
   *support.com, Inc........................................  25,400    128,270
   *Sykes Enterprises, Inc..................................  22,692    398,472
   *Symmetricom, Inc........................................  87,926    451,940
   *SYNNEX Corp.............................................  55,900  2,768,168
   *Tech Data Corp..........................................  82,952  4,258,756
  #*TechTarget, Inc.........................................  23,106    124,541
  #*TeleCommunication Systems, Inc. Class A.................  58,307    157,429
   *Telenav, Inc............................................   9,865     60,472
    Tellabs, Inc............................................ 241,591    541,164
  #*Teradyne, Inc...........................................  26,789    441,751
   #Tessco Technologies, Inc................................   8,689    278,396
    Tessera Technologies, Inc...............................  48,635    976,104
   #TheStreet, Inc..........................................  35,273     70,899
  #*TriQuint Semiconductor, Inc.............................  46,657    372,789
    TSR, Inc................................................     550      1,705
   *TTM Technologies, Inc...................................  62,635    578,747
    United Online, Inc...................................... 121,790    988,935
  #*Veeco Instruments, Inc..................................  11,600    403,216
   *Vicon Industries, Inc...................................   5,787     15,220
  #*Video Display Corp......................................     600      2,286
   *Virtusa Corp............................................  30,064    775,050
  #*Vishay Intertechnology, Inc............................. 228,349  3,285,942

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Information Technology -- (Continued)
 #*Vishay Precision Group, Inc...........................     2,871 $     46,568
  *Westell Technologies, Inc. Class A....................    16,329       42,292
   Western Digital Corp..................................   212,781   13,698,841
 #*WPCS International, Inc...............................     1,265        3,770
   Xerox Corp............................................ 1,791,473   17,377,288
  *XO Group, Inc.........................................     6,284       75,157
   Xyratex, Ltd..........................................    29,853      321,815
  *Yahoo!, Inc........................................... 1,048,770   29,459,949
  *Zygo Corp.............................................    18,005      282,138
                                                                    ------------
Total Information Technology.............................            254,618,140
                                                                    ------------
Materials -- (3.2%)
   A Schulman, Inc.......................................    32,960      883,328
  #Alcoa, Inc............................................ 1,145,369    9,105,684
  #Allegheny Technologies, Inc...........................    22,777      627,962
  *AM Castle & Co........................................    38,646      657,755
  *American Pacific Corp.................................     7,647      278,121
   Ashland, Inc..........................................   112,560    9,774,710
   Axiall Corp...........................................    26,423    1,164,726
   Bemis Co., Inc........................................    24,092      992,349
   Boise, Inc............................................    77,042      701,082
   Buckeye Technologies, Inc.............................    37,613    1,399,956
   Cabot Corp............................................    46,280    1,898,406
  *Century Aluminum Co...................................    37,122      311,454
  *Chemtura Corp.........................................    49,368    1,103,868
  *Clearwater Paper Corp.................................    16,822      822,932
  *Coeur d'Alene Mines Corp..............................   133,765    1,793,789
  #Commercial Metals Co..................................    85,208    1,319,872
  *Continental Materials Corp............................       100        1,625
  *Core Molding Technologies, Inc........................     2,988       27,579
   Cytec Industries, Inc.................................    64,700    5,040,130
   Domtar Corp...........................................    30,917    2,149,041
   Dow Chemical Co. (The)................................    14,000      490,560
   *Ferro Corp...........................................    42,247      275,873
   Freeport-McMoRan Copper & Gold, Inc...................    97,745    2,764,229
   Friedman Industries, Inc..............................    16,110      158,845
   FutureFuel Corp.......................................     6,104       96,382
  *Graphic Packaging Holding Co..........................   154,000    1,324,400
 #*Headwaters, Inc.......................................    23,663      223,142
  #Hecla Mining Co.......................................   203,366      656,872
 #*Horsehead Holding Corp................................    49,015      600,434
   Huntsman Corp.........................................    50,242      905,361
   International Paper Co................................   493,615   23,846,541
  #Kaiser Aluminum Corp..................................    27,181    1,773,560
   KapStone Paper and Packaging Corp.....................    40,492    1,783,673
  *Kraton Performance Polymers, Inc......................    13,935      282,880
 #*Landec Corp...........................................    37,056      559,175
  *Louisiana-Pacific Corp................................   173,457    2,820,411
   LyondellBasell Industries NV Class A..................   121,873    8,373,894
   Materion Corp.........................................    18,497      557,500
 #*McEwen Mining, Inc....................................    17,523       34,345
   MeadWestvaco Corp.....................................   188,451    6,963,264
 #*Mercer International, Inc.............................    21,725      150,337

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Materials -- (Continued)
   Minerals Technologies, Inc............................    34,280 $  1,576,880
  *Mod-Pac Corp..........................................     1,501       12,496
   Myers Industries, Inc.................................    64,720    1,260,098
   Neenah Paper, Inc.....................................     7,684      304,056
  *Northern Technologies International Corp..............     3,035       38,969
  #Nucor Corp............................................    83,945    3,926,947
  #Olin Corp.............................................    62,261    1,519,168
  #Olympic Steel, Inc....................................     9,986      278,110
 #*OM Group, Inc.........................................    42,299    1,305,770
  *Penford Corp..........................................    26,922      399,522
   PH Glatfelter Co......................................    50,600    1,339,382
   PolyOne Corp..........................................     8,983      259,699
   Reliance Steel & Aluminum Co..........................    93,801    6,584,830
  *Resolute Forest Products, Inc.........................     4,676       71,356
   Rock Tenn Co. Class A.................................    26,305    3,007,977
 #*RTI International Metals, Inc.........................    50,032    1,533,481
  #Schnitzer Steel Industries, Inc. Class A..............    21,397      549,047
   Sealed Air Corp.......................................    46,499    1,266,633
   Sensient Technologies Corp............................    38,101    1,676,825
   Steel Dynamics, Inc...................................    94,919    1,476,940
 #*Stillwater Mining Co..................................    90,700    1,097,470
  *SunCoke Energy, Inc...................................    62,210      982,918
   Synalloy Corp.........................................     5,144       85,236
 #*Texas Industries, Inc.................................    33,762    2,097,971
   Tredegar Corp.........................................    40,177    1,205,712
  #United States Steel Corp..............................     9,198      159,585
 #*Universal Stainless & Alloy Products, Inc.............     9,093      234,599
   Vulcan Materials Co...................................    58,246    2,748,046
  #Wausau Paper Corp.....................................    14,684      167,251
   Westlake Chemical Corp................................    79,076    8,225,486
   Worthington Industries, Inc...........................    47,320    1,692,636
 #*Zoltek Cos., Inc......................................    34,022      473,926
                                                                    ------------
Total Materials..........................................            142,255,069
                                                                    ------------
Other -- (0.0%)
 o*Gerber Scientific, Inc. Escrow Shares.................    47,409           --
 o*Petrocorp, Inc. Escrow Shares.........................       900           54
 o*Price Communications Liquidation Trust................    47,738           --
                                                                    ------------
Total Other..............................................                     54
                                                                    ------------
Telecommunication Services -- (4.7%)
   AT&T, Inc............................................. 4,065,906  143,404,505
   Atlantic Tele-Network, Inc............................        84        4,284
  *Cbeyond, Inc..........................................    16,374      138,688
  #CenturyLink, Inc......................................   536,163   19,221,444
  #Frontier Communications Corp..........................   696,949    3,038,698
  *General Communication, Inc. Class A...................    44,167      390,878
 #*Leap Wireless International, Inc......................     8,393      139,995
   Lumos Networks Corp...................................       500        9,475
 #*ORBCOMM, Inc..........................................    44,499      214,485
  *Premiere Global Services, Inc.........................     2,000       22,000
   Shenandoah Telecommunications Co......................     3,026       58,311

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES        VALUE+
                                                       ---------- --------------
Telecommunication Services -- (Continued)
  *Sprint Corp........................................    950,126 $    5,662,750
   T-Mobile US, Inc...................................    113,786      2,743,380
   Telephone & Data Systems, Inc......................    154,629      4,099,215
   United States Cellular Corp........................     33,568      1,332,985
   USA Mobility, Inc..................................     12,522        195,594
   Verizon Communications, Inc........................    547,535     27,092,032
  *Vonage Holdings Corp...............................     85,934        276,707
                                                                  --------------
Total Telecommunication Services......................               208,045,426
                                                                  --------------
Utilities -- (0.4%)
  *Calpine Corp.......................................     62,921      1,259,049
  #Consolidated Water Co., Ltd........................      6,029         71,504
  #*Dynegy, Inc.......................................        525         10,941
  #Genie Energy, Ltd. Class B.........................      5,000         51,550
   NRG Energy, Inc....................................    419,077     11,239,645
  #Ormat Technologies, Inc............................     20,134        463,686
   SJW Corp...........................................      6,569        183,209
   UGI Corp...........................................     52,659      2,211,152
                                                                  --------------
Total Utilities.......................................                15,490,736
                                                                  --------------
TOTAL COMMON STOCKS...................................             4,149,365,938
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
 o*CVR Energy, Inc. Contingent Value Rights...........     44,674             --
                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional Liquid Reserves......... 15,027,593     15,027,593
                                                                  --------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)
                                                       ----------
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@DFA Short Term Investment Fund.................... 19,833,188    229,469,985
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,807,950,011)^^                                         $4,393,863,516
                                                                  ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  792,077,932           --   --    $  792,077,932
   Consumer Staples...........    309,575,455           --   --       309,575,455
   Energy.....................    638,994,895           --   --       638,994,895
   Financials.................    794,956,378 $      6,576   --       794,962,954
   Health Care................    413,322,632       40,059   --       413,362,691
   Industrials................    579,968,700       13,886   --       579,982,586
   Information Technology.....    254,618,140           --   --       254,618,140
   Materials..................    142,255,069           --   --       142,255,069
   Other......................             --           54   --                54
   Telecommunication Services.    208,045,426           --   --       208,045,426
   Utilities..................     15,490,736           --   --        15,490,736
Rights/Warrants...............             --           --   --                --
Temporary Cash Investments....     15,027,593           --   --        15,027,593
Securities Lending Collateral.             --  229,469,985   --       229,469,985
                               -------------- ------------   --    --------------
TOTAL......................... $4,164,332,956 $229,530,560   --    $4,393,863,516
                               ============== ============   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2013, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Series.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

FEDERAL TAX COST

At July 31, 2013, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series................................. $9,444,212,437
The DFA International Value Series..............................  7,487,869,023
The Emerging Markets Series.....................................  2,753,379,772
The Tax-Managed U.S. Marketwide Value Series....................  2,808,906,737

RECENTLY ISSUED ACCOUNTING STANDARDS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     ------------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ------------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date:  September 23, 2013

By:  /s/ David R. Martin
     ------------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date:  September 23, 2013